UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Small Cap Index Fund

July 31, 2017

ZAP-QTLY-0917
1.9881628.100

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	78	$1,150
Cooper Tire & Rubber Co.	48	1,754
Cooper-Standard Holding, Inc. (a)	16	1,636
Dana Holding Corp.	125	2,965
Dorman Products, Inc. (a)	25	1,952
Fox Factory Holding Corp. (a)	32	1,230
Gentherm, Inc. (a)	36	1,204
Hertz Global Holdings, Inc. (a)	51	697
Horizon Global Corp. (a)	28	390
LCI Industries	22	2,349
Modine Manufacturing Co. (a)	47	764
Motorcar Parts of America, Inc. (a)	19	531
Standard Motor Products, Inc.	21	1,058
Stoneridge, Inc. (a)	32	488
Superior Industries International, Inc.	27	528
Tenneco, Inc.	44	2,433
Tower International, Inc.	23	568
VOXX International Corp. (a)	13	87
		21,784
Automobiles - 0.1%
REV Group, Inc.	8	214
Winnebago Industries, Inc.	30	1,104
		1,318
Distributors - 0.1%
Core-Mark Holding Co., Inc.	43	1,577
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	12	256
Ascent Capital Group, Inc. (a)	18	304
Bridgepoint Education, Inc. (a)	8	78
Capella Education Co.	12	824
Career Education Corp. (a)	58	488
Carriage Services, Inc.	9	220
Chegg, Inc. (a)	80	1,108
Collectors Universe, Inc.	13	323
DeVry, Inc.	60	1,950
Grand Canyon Education, Inc. (a)	42	3,090
Houghton Mifflin Harcourt Co. (a)	100	1,195
K12, Inc. (a)	30	531
Laureate Education, Inc. Class A	36	613
Regis Corp. (a)	31	326
Sotheby's Class A (Ltd. vtg.) (a)	36	2,037
Strayer Education, Inc.	11	865
Weight Watchers International, Inc. (a)	27	967
		15,175
Hotels, Restaurants & Leisure - 3.1%
Belmond Ltd. Class A (a)	94	1,227
Biglari Holdings, Inc. (a)	1	374
BJ's Restaurants, Inc. (a)	22	777
Bloomin' Brands, Inc.	95	1,656
Bob Evans Farms, Inc.	19	1,314
Bojangles', Inc. (a)	7	93
Boyd Gaming Corp.	77	1,930
Brinker International, Inc.	47	1,667
Buffalo Wild Wings, Inc. (a)	15	1,613
Caesars Acquisition Co. (a)	46	892
Caesars Entertainment Corp. (a)	53	655
Carrols Restaurant Group, Inc. (a)	43	525
Churchill Downs, Inc.	11	2,058
Chuy's Holdings, Inc. (a)	9	212
ClubCorp Holdings, Inc.	60	1,017
Cracker Barrel Old Country Store, Inc.	16	2,487
Dave & Buster's Entertainment, Inc. (a)	38	2,360
Del Frisco's Restaurant Group, Inc. (a)	13	185
Del Taco Restaurants, Inc. (a)	40	524
Denny's Corp. (a)	72	818
DineEquity, Inc.	18	741
Drive Shack, Inc.	63	193
El Pollo Loco Holdings, Inc. (a)	15	195
Eldorado Resorts, Inc. (a)	46	938
Fiesta Restaurant Group, Inc. (a)	27	454
Golden Entertainment, Inc.	8	165
Habit Restaurants, Inc. Class A (a)	18	296
ILG, Inc.	97	2,571
International Speedway Corp. Class A	26	931
Intrawest Resorts Holdings, Inc. (a)	11	261
Jack in the Box, Inc.	29	2,690
La Quinta Holdings, Inc. (a)	77	1,148
Lindblad Expeditions Holdings (a)	25	250
Marcus Corp.	23	626
Marriott Vacations Worldwide Corp.	20	2,337
Monarch Casino & Resort, Inc. (a)	9	298
Papa John's International, Inc.	25	1,783
Penn National Gaming, Inc. (a)	80	1,613
Pinnacle Entertainment, Inc. (a)	51	969
Planet Fitness, Inc.	78	1,767
Potbelly Corp. (a)	18	207
RCI Hospitality Holdings, Inc.	9	204
Red Robin Gourmet Burgers, Inc. (a)	12	718
Red Rock Resorts, Inc.	62	1,482
Ruby Tuesday, Inc. (a)	18	36
Ruth's Hospitality Group, Inc.	32	640
Scientific Games Corp. Class A (a)	49	1,815
SeaWorld Entertainment, Inc.	64	984
Shake Shack, Inc. Class A (a)	22	726
Sonic Corp.	39	923
Speedway Motorsports, Inc.	12	255
Texas Roadhouse, Inc. Class A	62	2,933
The Cheesecake Factory, Inc.	41	1,951
Wingstop, Inc.	29	870
Zoe's Kitchen, Inc. (a)	23	260
		56,614
Household Durables - 1.5%
AV Homes, Inc. (a)	10	161
Bassett Furniture Industries, Inc.	6	223
Beazer Homes U.S.A., Inc. (a)	35	464
Cavco Industries, Inc. (a)	8	1,043
Century Communities, Inc. (a)	21	544
CSS Industries, Inc.	6	161
Ethan Allen Interiors, Inc.	24	769
Flexsteel Industries, Inc.	8	448
GoPro, Inc. Class A (a)	102	840
Green Brick Partners, Inc. (a)	22	248
Helen of Troy Ltd. (a)	25	2,519
Hooker Furniture Corp.	12	506
Hovnanian Enterprises, Inc. Class A (a)	84	185
Installed Building Products, Inc. (a)	20	1,076
iRobot Corp. (a)	24	2,532
KB Home	73	1,673
La-Z-Boy, Inc.	45	1,521
LGI Homes, Inc. (a)	17	753
Libbey, Inc.	3	27
Lifetime Brands, Inc.	7	133
M.D.C. Holdings, Inc.	39	1,337
M/I Homes, Inc.	25	649
Meritage Homes Corp. (a)	37	1,508
NACCO Industries, Inc. Class A	3	197
PICO Holdings, Inc. (a)	28	455
Taylor Morrison Home Corp. (a)	52	1,176
TopBuild Corp. (a)	34	1,795
TRI Pointe Homes, Inc. (a)	142	1,889
Universal Electronics, Inc. (a)	14	958
William Lyon Homes, Inc. (a)	29	656
Zagg, Inc. (a)	22	186
		26,632
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	26	251
Duluth Holdings, Inc. (a)	7	136
Etsy, Inc. (a)	109	1,566
FTD Companies, Inc. (a)	21	413
Groupon, Inc. (a)	326	1,226
HSN, Inc.	31	1,229
Lands' End, Inc. (a)	3	41
Liberty TripAdvisor Holdings, Inc. (a)	75	881
NutriSystem, Inc.	28	1,561
Overstock.com, Inc. (a)	9	144
PetMed Express, Inc.	19	903
Shutterfly, Inc. (a)	31	1,520
		9,871
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	51	1,054
Black Diamond, Inc. (a)	15	98
Callaway Golf Co.	86	1,095
Johnson Outdoors, Inc. Class A	4	202
Malibu Boats, Inc. Class A (a)	17	486
MCBC Holdings, Inc. (a)	23	426
Nautilus, Inc. (a)	32	563
Sturm, Ruger & Co., Inc.	16	922
Vista Outdoor, Inc. (a)	54	1,247
		6,093
Media - 1.4%
AMC Entertainment Holdings, Inc. Class A	54	1,102
Central European Media Enterprises Ltd. Class A (a)	62	270
Clear Channel Outdoor Holding, Inc. Class A (a)	25	127
Daily Journal Corp. (a)	1	205
E.W. Scripps Co. Class A (a)	59	1,159
Entercom Communications Corp. Class A	9	89
Entravision Communication Corp. Class A	75	488
Eros International PLC (a)	23	230
Gannett Co., Inc.	119	1,067
Global Eagle Entertainment, Inc. (a)	38	120
Gray Television, Inc. (a)	68	1,013
IMAX Corp. (a)	57	1,220
Liberty Media Corp.:
Liberty Braves Class A (a)	11	278
Liberty Braves Class C (a)	33	833
Loral Space & Communications Ltd. (a)	16	745
MDC Partners, Inc. Class A	56	554
Meredith Corp.	37	2,200
MSG Network, Inc. Class A (a)	58	1,241
National CineMedia, Inc.	69	493
New Media Investment Group, Inc.	35	488
Nexstar Broadcasting Group, Inc. Class A	43	2,812
Reading International, Inc. Class A (a)	18	287
Scholastic Corp.	29	1,201
Sinclair Broadcast Group, Inc. Class A	67	2,415
The New York Times Co. Class A	115	2,185
Time, Inc.	95	1,335
tronc, Inc. (a)	11	140
World Wrestling Entertainment, Inc. Class A	38	804
		25,101
Multiline Retail - 0.4%
Big Lots, Inc.	42	2,086
Dillard's, Inc. Class A	13	960
Fred's, Inc. Class A	29	196
JC Penney Corp., Inc. (a)	296	1,601
Ollie's Bargain Outlet Holdings, Inc. (a)	44	1,967
Sears Holdings Corp. (a)	4	35
		6,845
Specialty Retail - 2.2%
Aarons, Inc. Class A	58	2,684
Abercrombie & Fitch Co. Class A	67	659
America's Car Mart, Inc. (a)	6	235
American Eagle Outfitters, Inc.	155	1,835
Armstrong Flooring, Inc. (a)	23	399
Asbury Automotive Group, Inc. (a)	19	1,026
Ascena Retail Group, Inc. (a)	186	435
Barnes & Noble Education, Inc. (a)	33	239
Barnes & Noble, Inc.	68	554
Big 5 Sporting Goods Corp.	17	183
Build-A-Bear Workshop, Inc. (a)	10	96
Caleres, Inc.	42	1,146
Cars.com, Inc. (a)	67	1,628
Chico's FAS, Inc.	129	1,180
Citi Trends, Inc.	18	399
Conn's, Inc. (a)	19	407
DSW, Inc. Class A	69	1,245
Express, Inc. (a)	49	297
Finish Line, Inc. Class A	44	605
Five Below, Inc. (a)	48	2,319
Francesca's Holdings Corp. (a)	46	448
Genesco, Inc. (a)	13	417
GNC Holdings, Inc. Class A	58	552
Group 1 Automotive, Inc.	14	834
Guess?, Inc.	62	810
Haverty Furniture Companies, Inc.	24	534
Hibbett Sports, Inc. (a)	25	390
Lithia Motors, Inc. Class A (sub. vtg.)	22	2,272
Lumber Liquidators Holdings, Inc. (a)	27	667
MarineMax, Inc. (a)	28	419
Monro Muffler Brake, Inc.	29	1,351
Office Depot, Inc.	479	2,812
Party City Holdco, Inc. (a)	33	460
Pier 1 Imports, Inc.	95	438
Rent-A-Center, Inc.	42	555
RH (a)	32	2,084
Select Comfort Corp. (a)	39	1,319
Shoe Carnival, Inc.	6	110
Sonic Automotive, Inc. Class A (sub. vtg.)	32	581
Sportsman's Warehouse Holdings, Inc. (a)	29	131
Tailored Brands, Inc.	32	401
The Buckle, Inc.	22	376
The Cato Corp. Class A (sub. vtg.)	34	578
The Children's Place Retail Stores, Inc.	16	1,690
Tile Shop Holdings, Inc.	34	496
Vitamin Shoppe, Inc. (a)	9	99
West Marine, Inc.	16	206
Winmark Corp.	2	266
Zumiez, Inc. (a)	6	76
		38,943
Textiles, Apparel & Luxury Goods - 0.8%
Cadence Bancorp	6	137
Columbia Sportswear Co.	28	1,696
Crocs, Inc. (a)	78	619
Culp, Inc.	6	180
Deckers Outdoor Corp. (a)	29	1,881
Emerald Expositions Events, Inc.	16	366
Fossil Group, Inc. (a)	44	495
G-III Apparel Group Ltd. (a)	41	1,067
Iconix Brand Group, Inc. (a)	25	167
Movado Group, Inc.	21	517
Oxford Industries, Inc.	17	1,073
Perry Ellis International, Inc. (a)	9	177
Sequential Brands Group, Inc. (a)	13	42
Steven Madden Ltd. (a)	53	2,173
Superior Uniform Group, Inc.	14	313
Unifi, Inc. (a)	21	688
Vera Bradley, Inc. (a)	11	111
Wolverine World Wide, Inc.	87	2,453
		14,155

TOTAL CONSUMER DISCRETIONARY		224,108

CONSUMER STAPLES - 2.7%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	9	1,411
Castle Brands, Inc. (a)	55	98
Coca-Cola Bottling Co. Consolidated	4	960
Craft Brew Alliance, Inc. (a)	10	175
MGP Ingredients, Inc.	13	766
National Beverage Corp.	11	1,123
Primo Water Corp. (a)	21	261
		4,794
Food & Staples Retailing - 0.6%
Andersons, Inc.	29	999
Chefs' Warehouse Holdings (a)	10	145
Ingles Markets, Inc. Class A	14	413
Performance Food Group Co. (a)	68	1,958
PriceSmart, Inc.	21	1,769
Smart & Final Stores, Inc. (a)	18	155
SpartanNash Co.	38	1,054
SUPERVALU, Inc. (a)	267	956
United Natural Foods, Inc. (a)	50	1,927
Village Super Market, Inc. Class A	11	272
Weis Markets, Inc.	13	615
		10,263
Food Products - 1.3%
Amplify Snack Brands, Inc. (a)	25	262
B&G Foods, Inc. Class A	61	2,211
Cal-Maine Foods, Inc. (a)	31	1,183
Calavo Growers, Inc.	15	1,111
Darling International, Inc. (a)	154	2,506
Dean Foods Co.	85	1,275
Farmer Brothers Co. (a)	5	156
Fresh Del Monte Produce, Inc.	31	1,596
Freshpet, Inc. (a)	22	375
Hostess Brands, Inc. Class A (a)	72	1,100
J&J Snack Foods Corp.	13	1,708
John B. Sanfilippo & Son, Inc.	8	515
Lancaster Colony Corp.	16	1,962
Landec Corp. (a)	31	381
Limoneira Co.	10	228
Omega Protein Corp.	26	416
Sanderson Farms, Inc.	18	2,354
Seneca Foods Corp. Class A (a)	7	201
Snyders-Lance, Inc.	78	2,714
Tootsie Roll Industries, Inc.	19	707
		22,961
Household Products - 0.2%
Central Garden & Pet Co. (a)	3	96
Central Garden & Pet Co. Class A (non-vtg.) (a)	43	1,323
HRG Group, Inc. (a)	108	1,790
Oil-Dri Corp. of America	5	207
WD-40 Co.	12	1,280
		4,696
Personal Products - 0.2%
elf Beauty, Inc.	19	482
Inter Parfums, Inc.	20	776
MediFast, Inc.	13	555
Natural Health Trends Corp.	8	197
Nature's Sunshine Products, Inc.	8	101
Nutraceutical International Corp.	8	334
Revlon, Inc. (a)	6	117
USANA Health Sciences, Inc. (a)	11	628
		3,190
Tobacco - 0.2%
Turning Point Brands, Inc. (a)	6	93
Universal Corp.	23	1,471
Vector Group Ltd.	83	1,671
		3,235

TOTAL CONSUMER STAPLES		49,139

ENERGY - 3.6%
Energy Equipment & Services - 1.4%
Archrock, Inc.	76	832
Atwood Oceanics, Inc. (a)	77	605
Basic Energy Services, Inc. (a)	18	403
Bristow Group, Inc.	24	177
C&J Energy Services, Inc. (a)	44	1,423
Carbo Ceramics, Inc. (a)	12	85
Diamond Offshore Drilling, Inc. (a)	73	907
Dril-Quip, Inc. (a)	32	1,427
Ensco PLC Class A	296	1,566
Era Group, Inc. (a)	4	35
Exterran Corp. (a)	33	914
Fairmount Santrol Holidings, Inc. (a)	155	453
Forum Energy Technologies, Inc. (a)	70	928
Frank's International NV	64	518
Geospace Technologies Corp. (a)	3	46
Gulf Island Fabrication, Inc.	11	125
Helix Energy Solutions Group, Inc. (a)	142	929
Key Energy Services, Inc. (a)	8	151
Matrix Service Co. (a)	13	135
McDermott International, Inc. (a)	267	1,808
Natural Gas Services Group, Inc. (a)	5	125
NCS Multistage Holdings, Inc.	4	90
Newpark Resources, Inc. (a)	63	526
Noble Corp.	252	1,008
Oil States International, Inc. (a)	55	1,367
Parker Drilling Co. (a)	29	35
Pioneer Energy Services Corp. (a)	32	70
RigNet, Inc. (a)	20	379
Rowan Companies PLC (a)	117	1,365
SEACOR Holdings, Inc. (a)	13	443
Smart Sand, Inc.	17	112
Superior Energy Services, Inc. (a)	152	1,636
Tesco Corp. (a)	20	92
TETRA Technologies, Inc. (a)	149	419
U.S. Silica Holdings, Inc.	77	2,243
Unit Corp. (a)	52	935
		24,312
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	73	130
Approach Resources, Inc. (a)	28	88
Arch Coal, Inc.	21	1,597
Ardmore Shipping Corp.	6	48
Bill Barrett Corp. (a)	104	352
Bonanza Creek Energy, Inc. (a)	20	581
California Resources Corp. (a)	47	382
Callon Petroleum Co. (a)	198	2,241
Carrizo Oil & Gas, Inc. (a)	62	977
Clean Energy Fuels Corp. (a)	110	288
Cloud Peak Energy, Inc. (a)	59	204
Contango Oil & Gas Co. (a)	7	42
CVR Energy, Inc.	11	208
Delek U.S. Holdings, Inc.	74	1,932
Denbury Resources, Inc. (a)	270	394
DHT Holdings, Inc.	37	154
Dorian Lpg Ltd. (a)	5	36
Eclipse Resources Corp. (a)	66	185
Energy XXI Gulf Coast, Inc. (a)	30	594
EP Energy Corp. (a)	11	37
Evolution Petroleum Corp.	28	241
Frontline Ltd. (NY Shares)	94	539
GasLog Ltd.	36	657
Gastar Exploration, Inc. (a)	123	106
Gener8 Maritime, Inc. (a)	57	305
Golar LNG Ltd.	93	2,214
Green Plains, Inc.	38	751
Halcon Resources Corp. (a)	65	426
International Seaways, Inc. (a)	31	707
Jagged Peak Energy, Inc.	26	368
Jones Energy, Inc.	19	29
Lilis Energy, Inc. (a)	33	149
Matador Resources Co. (a)	87	2,111
Nordic American Tanker Shipping Ltd.	68	400
Oasis Petroleum, Inc. (a)	231	1,797
Pacific Ethanol, Inc. (a)	55	344
Panhandle Royalty Co. Class A	19	418
Par Pacific Holdings, Inc. (a)	40	716
PDC Energy, Inc. (a)	64	3,018
Peabody Energy Corp. (a)	48	1,346
Penn Virginia Corp. (a)	12	461
Renewable Energy Group, Inc. (a)	41	513
Resolute Energy Corp. (a)	22	747
Rex American Resources Corp. (a)	5	500
Ring Energy, Inc. (a)	31	405
Sanchez Energy Corp. (a)	58	327
SandRidge Energy, Inc. (a)	32	618
Scorpio Tankers, Inc.	164	608
SemGroup Corp. Class A	64	1,731
Ship Finance International Ltd. (NY Shares)	68	925
SilverBow Resources, Inc. (a)	5	125
Src Energy, Inc. (a)	187	1,591
Stone Energy Corp. (a)	20	432
Teekay Corp.	58	568
Teekay Tankers Ltd.	138	248
Tellurian, Inc. (a)	54	494
Ultra Petroleum Corp. (a)	185	1,904
Uranium Energy Corp. (a)	95	152
W&T Offshore, Inc. (a)	132	259
Warrior Metropolitan Coal, Inc.	8	175
Westmoreland Coal Co. (a)	10	43
WildHorse Resource Development Corp.	9	119
		40,057

TOTAL ENERGY		64,369

FINANCIALS - 18.2%
Banks - 10.2%
1st Source Corp.	17	835
Access National Corp.	20	532
Allegiance Bancshares, Inc. (a)	15	563
American National Bankshares, Inc.	11	415
Ameris Bancorp	33	1,511
Ames National Corp.	10	296
Arrow Financial Corp.	9	293
Atlantic Capital Bancshares, Inc. (a)	14	270
Banc of California, Inc.	41	843
BancFirst Corp.	8	854
Banco Latinoamericano de Comercio Exterior SA Series E	32	842
Bancorp, Inc., Delaware (a)	43	333
BancorpSouth, Inc.	68	2,043
Bank of Commerce Holdings	11	114
Bank of Marin Bancorp	3	200
Bankwell Financial Group, Inc.	7	230
Banner Corp.	31	1,791
Bar Harbor Bankshares	20	558
BCB Bancorp, Inc.	10	150
Berkshire Hills Bancorp, Inc.	32	1,189
Blue Hills Bancorp, Inc.	15	284
Boston Private Financial Holdings, Inc.	87	1,335
Bridge Bancorp, Inc.	28	910
Brookline Bancorp, Inc., Delaware	74	1,099
Bryn Mawr Bank Corp.	16	679
Camden National Corp.	20	840
Capital Bank Financial Corp. Series A	26	988
Capital City Bank Group, Inc.	10	214
Capstar Financial Holdings, Inc.	7	123
Carolina Financial Corp.	18	606
Cathay General Bancorp	56	2,097
Centerstate Banks of Florida, Inc.	50	1,250
Central Pacific Financial Corp.	35	1,083
Central Valley Community Bancorp	10	220
Century Bancorp, Inc. Class A (non-vtg.)	6	400
Chemical Financial Corp.	62	2,988
Citizens & Northern Corp.	18	415
City Holding Co.	16	1,050
Civista Bancshares, Inc.	9	184
CNB Financial Corp., Pennsylvania	7	185
CoBiz, Inc.	45	792
Codorus Valley Bancorp, Inc.	6	168
Columbia Banking Systems, Inc.	48	1,912
Commerce Union Bancshares, Inc.	8	196
Community Bank System, Inc.	40	2,196
Community Bankers Trust Corp. (a)	34	292
Community Financial Corp.	3	111
Community Trust Bancorp, Inc.	22	950
ConnectOne Bancorp, Inc.	35	788
CU Bancorp (a)	17	627
Customers Bancorp, Inc. (a)	32	955
CVB Financial Corp.	88	1,896
Eagle Bancorp, Inc. (a)	29	1,811
Enterprise Bancorp, Inc.	5	169
Enterprise Financial Services Corp.	22	870
Equity Bancshares, Inc. (a)	9	311
Evans Bancorp, Inc.	8	326
Farmers & Merchants Bancorp, Inc.	4	239
Farmers Capital Bank Corp.	4	150
Farmers National Banc Corp.	13	179
FCB Financial Holdings, Inc. Class A (a)	33	1,556
Fidelity Southern Corp.	23	484
Financial Institutions, Inc.	9	265
First Bancorp, North Carolina	28	876
First Bancorp, Puerto Rico (a)	165	967
First Bancshares, Inc.	8	222
First Busey Corp.	43	1,257
First Citizen Bancshares, Inc.	6	2,208
First Commonwealth Financial Corp.	100	1,303
First Community Bancshares, Inc.	26	708
First Connecticut Bancorp, Inc.	9	230
First Financial Bancorp, Ohio	61	1,562
First Financial Bankshares, Inc.	58	2,509
First Financial Corp., Indiana	7	322
First Foundation, Inc. (a)	32	555
First Interstate Bancsystem, Inc.	25	914
First Merchants Corp.	37	1,496
First Mid-Illinois Bancshares, Inc.	9	329
First Midwest Bancorp, Inc., Delaware	86	1,910
First of Long Island Corp.	30	839
Flushing Financial Corp.	31	884
FNB Bancorp California	5	138
Franklin Financial Network, Inc. (a)	14	484
Fulton Financial Corp.	125	2,281
German American Bancorp, Inc.	23	824
Glacier Bancorp, Inc.	67	2,340
Great Southern Bancorp, Inc.	9	468
Great Western Bancorp, Inc.	56	2,185
Green Bancorp, Inc. (a)	22	494
Guaranty Bancorp	24	640
Hancock Holding Co.	73	3,358
Hanmi Financial Corp.	37	1,060
HarborOne Bancorp, Inc.	12	233
Heartland Financial U.S.A., Inc.	25	1,178
Heritage Commerce Corp.	23	319
Heritage Financial Corp., Washington	29	789
Hilltop Holdings, Inc.	72	1,802
Home Bancshares, Inc.	119	2,951
HomeTrust Bancshares, Inc. (a)	12	290
Hope Bancorp, Inc.	119	2,098
Horizon Bancorp Industries	27	712
Howard Bancorp, Inc. (a)	6	118
IBERIABANK Corp.	41	3,315
Independent Bank Corp.	15	318
Independent Bank Corp., Massachusetts	25	1,784
Independent Bank Group, Inc.	18	1,086
International Bancshares Corp.	53	1,876
Investar Holding Corp.	14	317
Investors Bancorp, Inc.	217	2,882
Lakeland Bancorp, Inc.	51	987
Lakeland Financial Corp.	25	1,150
LegacyTexas Financial Group, Inc.	45	1,742
Live Oak Bancshares, Inc.	22	556
Macatawa Bank Corp.	27	261
MainSource Financial Group, Inc.	27	943
MB Financial, Inc.	67	2,740
Mercantile Bank Corp.	19	605
Midland States Bancorp, Inc.	14	445
Midsouth Bancorp, Inc.	7	79
MidWestOne Financial Group, Inc.	6	207
MutualFirst Financial, Inc.	6	209
National Bank Holdings Corp.	26	887
National Bankshares, Inc.	5	193
National Commerce Corp. (a)	12	481
NBT Bancorp, Inc.	44	1,590
Nicolet Bankshares, Inc. (a)	12	650
Northeast Bancorp	5	108
Northrim Bancorp, Inc.	8	233
Norwood Financial Corp.	4	171
OFG Bancorp	64	643
Ohio Valley Banc Corp.	3	102
Old Line Bancshares, Inc.	9	244
Old National Bancorp, Indiana	121	1,972
Old Second Bancorp, Inc.	16	190
Opus Bank	13	309
Pacific Continental Corp.	32	813
Pacific Premier Bancorp, Inc. (a)	35	1,257
Park National Corp.	13	1,284
Park Sterling Corp.	56	651
PCSB Financial Corp.	17	295
Peapack-Gladstone Financial Corp.	20	625
Penns Woods Bancorp, Inc.	11	471
People's Utah Bancorp	8	222
Peoples Bancorp of North Carolina	3	95
Peoples Bancorp, Inc.	12	391
Peoples Financial Services Corp.	4	171
Preferred Bank, Los Angeles	13	730
Premier Financial Bancorp, Inc.	26	494
QCR Holdings, Inc.	16	735
Renasant Corp.	39	1,653
Republic Bancorp, Inc., Kentucky Class A	7	251
Republic First Bancorp, Inc. (a)	58	516
S&T Bancorp, Inc.	37	1,402
Sandy Spring Bancorp, Inc.	24	961
Seacoast Banking Corp., Florida (a)	40	935
ServisFirst Bancshares, Inc.	43	1,563
Shore Bancshares, Inc.	17	287
Sierra Bancorp	13	356
Simmons First National Corp. Class A	30	1,637
SmartFinancial, Inc. (a)	5	125
South State Corp.	26	2,178
Southern First Bancshares, Inc. (a)	3	111
Southern National Bancorp of Virginia, Inc.	13	220
Southside Bancshares, Inc.	29	1,007
Southwest Bancorp, Inc., Oklahoma	29	757
State Bank Financial Corp.	44	1,208
Sterling Bancorp	111	2,564
Stock Yards Bancorp, Inc.	28	1,004
Stonegate Bank	13	605
Summit Financial Group, Inc.	10	218
Sun Bancorp, Inc.	11	268
Sunshine Bancorp, Inc. (a)	6	137
Texas Capital Bancshares, Inc. (a)	45	3,526
The Bank of NT Butterfield & Son Ltd.	48	1,636
The First Bancorp, Inc.	10	269
Tompkins Financial Corp.	15	1,181
TowneBank	60	1,878
Trico Bancshares	23	849
TriState Capital Holdings, Inc. (a)	26	598
Triumph Bancorp, Inc. (a)	14	398
Trustmark Corp.	56	1,790
UMB Financial Corp.	39	2,717
Umpqua Holdings Corp.	177	3,282
Union Bankshares Corp.	42	1,297
United Bankshares, Inc., West Virginia	79	2,726
United Community Bank, Inc.	63	1,749
Unity Bancorp, Inc.	6	111
Univest Corp. of Pennsylvania	29	885
Valley National Bancorp	212	2,519
Veritex Holdings, Inc. (a)	17	453
Washington Trust Bancorp, Inc.	11	599
WashingtonFirst Bankshares, Inc.	9	308
WesBanco, Inc.	43	1,644
West Bancorp., Inc.	11	253
Westamerica Bancorp.	26	1,423
Wintrust Financial Corp.	45	3,389
		184,860
Capital Markets - 1.3%
Arlington Asset Investment Corp.	12	155
Artisan Partners Asset Management, Inc.	39	1,297
B. Riley Financial, Inc.	12	233
Cohen & Steers, Inc.	22	889
Cowen Group, Inc. Class A (a)	27	432
Diamond Hill Investment Group, Inc.	3	593
Evercore Partners, Inc. Class A	35	2,753
Financial Engines, Inc.	53	2,038
Gain Capital Holdings, Inc.	45	302
Greenhill & Co., Inc.	18	333
Hamilton Lane, Inc. Class A	12	270
Houlihan Lokey	21	781
INTL FCStone, Inc. (a)	16	626
Investment Technology Group, Inc.	35	772
Ladenburg Thalmann Financial Services, Inc. (a)	126	287
Moelis & Co. Class A	22	900
OM Asset Management Ltd.	48	723
Paragon Commercial Corp. (a)	4	212
Piper Jaffray Companies	14	874
PJT Partners, Inc.	17	737
Pzena Investment Management, Inc.	25	264
Safeguard Scientifics, Inc. (a)	22	262
Stifel Financial Corp. (a)	60	3,051
Virtu Financial, Inc. Class A	25	414
Virtus Investment Partners, Inc.	7	825
Waddell & Reed Financial, Inc. Class A	74	1,530
Westwood Holdings Group, Inc.	5	295
Wins Finance Holdings, Inc. (a)	1	200
WisdomTree Investments, Inc.	110	1,148
		23,196
Consumer Finance - 0.6%
Encore Capital Group, Inc. (a)	24	962
Enova International, Inc. (a)	39	566
EZCORP, Inc. (non-vtg.) Class A (a)	54	421
First Cash Financial Services, Inc.	44	2,559
Green Dot Corp. Class A (a)	42	1,690
LendingClub Corp. (a)	308	1,562
Nelnet, Inc. Class A	21	1,031
PRA Group, Inc. (a)	44	1,725
Regional Management Corp. (a)	10	240
World Acceptance Corp. (a)	6	453
		11,209
Diversified Financial Services - 0.3%
Acushnet Holdings Corp.	25	462
Alteryx, Inc.	7	141
Camping World Holdings, Inc.	13	415
Cotiviti Holdings, Inc. (a)	25	1,076
Donnelley Financial Solutions, Inc. (a)	25	580
FB Financial Corp.	5	172
Marlin Business Services Corp.	8	208
NewStar Financial, Inc.	24	263
On Deck Capital, Inc. (a)	61	262
Quantenna Communications, Inc.	23	465
Ra Pharmaceuticals, Inc.	8	118
Varex Imaging Corp. (a)	35	1,080
		5,242
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	47	960
American Equity Investment Life Holding Co.	79	2,116
Amerisafe, Inc.	19	1,097
AmTrust Financial Services, Inc.	79	1,264
Argo Group International Holdings, Ltd.	27	1,619
Atlas Financial Holdings, Inc. (a)	8	124
Baldwin & Lyons, Inc. Class B	11	257
Citizens, Inc. Class A (a)	52	419
CNO Financial Group, Inc.	152	3,478
Donegal Group, Inc. Class A	10	151
eHealth, Inc. (a)	14	238
EMC Insurance Group	10	277
Employers Holdings, Inc.	32	1,387
Enstar Group Ltd. (a)	9	1,823
FBL Financial Group, Inc. Class A	11	747
Federated National Holding Co.	13	207
Fidelity & Guaranty Life	14	436
FNFV Group (a)	53	914
Genworth Financial, Inc. Class A (a)	472	1,619
Global Indemnity Ltd. (a)	5	194
Greenlight Capital Re, Ltd. (a)	34	728
HCI Group, Inc.	8	361
Health Insurance Innovations, Inc. (a)	11	309
Heritage Insurance Holdings, Inc.	36	454
Horace Mann Educators Corp.	40	1,476
Independence Holding Co.	6	133
Infinity Property & Casualty Corp.	10	1,001
Investors Title Co.	1	177
James River Group Holdings Ltd.	17	683
Kemper Corp.	39	1,531
Kingstone Companies, Inc.	8	132
Kinsale Capital Group, Inc.	15	584
Maiden Holdings Ltd.	74	821
MBIA, Inc. (a)	120	1,220
National General Holdings Corp.	48	1,018
National Western Life Group, Inc.	2	673
Navigators Group, Inc.	18	1,026
NI Holdings, Inc.	9	162
OneBeacon Insurance Group Ltd.	22	403
Primerica, Inc.	41	3,323
RLI Corp.	33	1,916
Safety Insurance Group, Inc.	16	1,135
Selective Insurance Group, Inc.	53	2,684
State Auto Financial Corp.	9	232
State National Companies, Inc.	11	230
Stewart Information Services Corp.	19	747
Third Point Reinsurance Ltd. (a)	68	989
Trupanion, Inc. (a)	23	548
United Fire Group, Inc.	21	948
United Insurance Holdings Corp.	19	303
Universal Insurance Holdings, Inc.	32	763
WMI Holdings Corp. (a)	118	136
		46,173
Mortgage Real Estate Investment Trusts - 0.8%
AG Mortgage Investment Trust, Inc.	37	681
American Capital Mortgage Investment Corp.	45	837
Anworth Mortgage Asset Corp.	108	650
Apollo Commercial Real Estate Finance, Inc.	74	1,334
Ares Commercial Real Estate Corp.	19	243
Armour Residential REIT, Inc.	36	909
Capstead Mortgage Corp.	95	929
Cherry Hill Mortgage Investment Corp.	10	192
CYS Investments, Inc.	137	1,166
Dynex Capital, Inc.	56	387
Great Ajax Corp.	23	320
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	49	1,139
Invesco Mortgage Capital, Inc.	88	1,463
KKR Real Estate Finance Trust, Inc.	7	144
Ladder Capital Corp. Class A	67	882
New York Mortgage Trust, Inc.	90	569
Orchid Island Capital, Inc.	33	314
PennyMac Mortgage Investment Trust	52	915
Redwood Trust, Inc.	72	1,243
Resource Capital Corp.	26	267
Western Asset Mortgage Capital Corp.	40	416
ZAIS Financial Corp.	25	370
		15,370
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	8	391
Thrifts & Mortgage Finance - 2.4%
ASB Bancorp, Inc. (a)	3	133
Astoria Financial Corp.	85	1,715
Bank Mutual Corp.	30	299
BankFinancial Corp.	30	449
Bear State Financial, Inc.	47	436
Beneficial Bancorp, Inc.	74	1,154
BofI Holding, Inc. (a)	56	1,561
BSB Bancorp, Inc. (a)	10	296
Capitol Federal Financial, Inc.	103	1,469
Charter Financial Corp.	12	216
Clifton Bancorp, Inc.	21	350
Dime Community Bancshares, Inc.	37	770
Essent Group Ltd. (a)	70	2,689
Farmer Mac Class C (non-vtg.)	9	617
First Defiance Financial Corp.	6	311
Flagstar Bancorp, Inc. (a)	19	619
Hingham Institution for Savings	1	177
Home Bancorp, Inc.	6	243
HomeStreet, Inc. (a)	31	814
Impac Mortgage Holdings, Inc. (a)	8	118
Kearny Financial Corp.	90	1,314
Lendingtree, Inc. (a)	6	1,324
Malvern Bancorp, Inc. (a)	7	174
Meridian Bancorp, Inc. Maryland	55	971
Meta Financial Group, Inc.	8	570
MGIC Investment Corp. (a)	331	3,863
Nationstar Mortgage Holdings, Inc. (a)	29	517
NMI Holdings, Inc. (a)	59	696
Northfield Bancorp, Inc.	64	1,075
Northwest Bancshares, Inc.	82	1,320
OceanFirst Financial Corp.	28	758
Ocwen Financial Corp. (a)	112	321
Oritani Financial Corp.	44	730
PennyMac Financial Services, Inc. (a)	13	226
PHH Corp. (a)	52	717
Provident Financial Holdings, Inc.	28	532
Provident Financial Services, Inc.	51	1,353
Radian Group, Inc.	199	3,467
SI Financial Group, Inc.	10	155
Territorial Bancorp, Inc.	11	331
Timberland Bancorp, Inc.	6	162
Trustco Bank Corp., New York	115	955
United Community Financial Corp.	30	276
United Financial Bancorp, Inc. New	54	977
Walker & Dunlop, Inc. (a)	26	1,307
Washington Federal, Inc.	71	2,375
Waterstone Financial, Inc.	19	358
Westfield Financial, Inc.	28	279
WSFS Financial Corp.	31	1,400
		42,939

TOTAL FINANCIALS		329,380

HEALTH CARE - 14.7%
Biotechnology - 5.3%
Abeona Therapeutics, Inc. (a)	14	118
Acceleron Pharma, Inc. (a)	33	1,061
Achaogen, Inc. (a)	29	551
Achillion Pharmaceuticals, Inc. (a)	126	517
Acorda Therapeutics, Inc. (a)	39	844
Adamas Pharmaceuticals, Inc. (a)	14	243
Aduro Biotech, Inc. (a)	45	578
Advaxis, Inc. (a)	49	317
Agenus, Inc. (a)	63	280
Aimmune Therapeutics, Inc. (a)	39	839
Akebia Therapeutics, Inc. (a)	24	317
Alder Biopharmaceuticals, Inc. (a)	40	430
AMAG Pharmaceuticals, Inc. (a)	37	727
Amicus Therapeutics, Inc. (a)	137	1,774
Anavex Life Sciences Corp. (a)	9	37
Ardelyx, Inc. (a)	14	73
Arena Pharmaceuticals, Inc. (a)	31	737
Array BioPharma, Inc. (a)	166	1,247
Atara Biotherapeutics, Inc. (a)	21	320
Athersys, Inc. (a)	26	39
Audentes Therapeutics, Inc.	8	161
Axovant Sciences Ltd. (a)	30	688
Bellicum Pharmaceuticals, Inc. (a)	19	201
BioCryst Pharmaceuticals, Inc. (a)	85	434
Biohaven Pharmaceutical Holding Co. Ltd.	5	129
Biospecifics Technologies Corp. (a)	4	195
BioTime, Inc. (a)	99	267
bluebird bio, Inc. (a)	42	3,959
Blueprint Medicines Corp. (a)	37	1,936
Calithera Biosciences, Inc. (a)	30	459
Cara Therapeutics, Inc. (a)	23	323
Catalyst Pharmaceutical Partners, Inc. (a)	39	115
Celldex Therapeutics, Inc. (a)	94	215
ChemoCentryx, Inc. (a)	23	233
Chimerix, Inc. (a)	72	358
Clovis Oncology, Inc. (a)	40	3,392
Coherus BioSciences, Inc. (a)	33	431
Conatus Pharmaceuticals, Inc. (a)	14	77
Concert Pharmaceuticals, Inc. (a)	17	245
Corbus Pharmaceuticals Holdings, Inc. (a)	20	119
Curis, Inc. (a)	159	310
Cytokinetics, Inc. (a)	34	478
CytomX Therapeutics, Inc. (a)	32	432
Dynavax Technologies Corp. (a)	39	618
Eagle Pharmaceuticals, Inc. (a)	9	442
Edge Therapeutics, Inc. (a)	18	194
Editas Medicine, Inc. (a)	35	592
Emergent BioSolutions, Inc. (a)	38	1,382
Enanta Pharmaceuticals, Inc. (a)	18	686
Epizyme, Inc. (a)	41	467
Esperion Therapeutics, Inc. (a)	14	634
Exact Sciences Corp. (a)	102	3,958
FibroGen, Inc. (a)	59	2,015
Five Prime Therapeutics, Inc. (a)	31	872
Flexion Therapeutics, Inc. (a)	29	661
Fortress Biotech, Inc. (a)	13	58
Foundation Medicine, Inc. (a)	15	530
Genomic Health, Inc. (a)	24	766
Geron Corp. (a)	185	490
Global Blood Therapeutics, Inc. (a)	36	940
Halozyme Therapeutics, Inc. (a)	109	1,382
Heron Therapeutics, Inc. (a)	48	761
Idera Pharmaceuticals, Inc. (a)	27	50
Ignyta, Inc. (a)	51	485
Immune Design Corp. (a)	11	135
ImmunoGen, Inc. (a)	83	493
Immunomedics, Inc. (a)	98	839
Inovio Pharmaceuticals, Inc. (a)	76	423
Insmed, Inc. (a)	67	1,083
Insys Therapeutics, Inc. (a)	16	183
Intellia Therapeutics, Inc. (a)	7	118
Invitae Corp. (a)	47	436
Iovance Biotherapeutics, Inc. (a)	29	170
Ironwood Pharmaceuticals, Inc. Class A (a)	132	2,343
Karyopharm Therapeutics, Inc. (a)	25	211
Keryx Biopharmaceuticals, Inc. (a)	83	582
Kindred Biosciences, Inc. (a)	11	80
Kite Pharma, Inc. (a)	45	4,818
Kura Oncology, Inc. (a)	8	72
La Jolla Pharmaceutical Co. (a)	18	533
Lexicon Pharmaceuticals, Inc. (a)	48	782
Ligand Pharmaceuticals, Inc. Class B (a)	18	2,176
Loxo Oncology, Inc. (a)	19	1,374
Macrogenics, Inc. (a)	24	396
Merrimack Pharmaceuticals, Inc.	53	70
MiMedx Group, Inc. (a)	101	1,511
Minerva Neurosciences, Inc. (a)	11	73
Miragen Therapeutics, Inc. (a)	8	109
Momenta Pharmaceuticals, Inc. (a)	73	1,208
Myriad Genetics, Inc. (a)	62	1,505
NantKwest, Inc. (a)	24	155
Natera, Inc. (a)	24	194
NewLink Genetics Corp. (a)	8	58
Novavax, Inc. (a)	323	336
Organovo Holdings, Inc. (a)	148	346
Otonomy, Inc. (a)	32	602
PDL BioPharma, Inc. (a)	206	468
Pieris Pharmaceuticals, Inc. (a)	20	104
Portola Pharmaceuticals, Inc. (a)	47	2,900
Progenics Pharmaceuticals, Inc. (a)	81	488
Prothena Corp. PLC (a)	37	2,285
PTC Therapeutics, Inc. (a)	33	680
Puma Biotechnology, Inc. (a)	26	2,471
Radius Health, Inc. (a)	37	1,629
REGENXBIO, Inc. (a)	29	522
Repligen Corp. (a)	34	1,369
Retrophin, Inc. (a)	48	972
Rigel Pharmaceuticals, Inc. (a)	57	135
Sage Therapeutics, Inc. (a)	33	2,632
Sangamo Therapeutics, Inc. (a)	71	611
Sarepta Therapeutics, Inc. (a)	48	1,852
Selecta Biosciences, Inc. (a)	6	102
Seres Therapeutics, Inc. (a)	13	176
Spark Therapeutics, Inc. (a)	21	1,491
Spectrum Pharmaceuticals, Inc. (a)	52	388
Stemline Therapeutics, Inc. (a)	14	129
Strongbridge Biopharma PLC (a)	14	111
Synergy Pharmaceuticals, Inc. (a)	233	904
Syros Pharmaceuticals, Inc.	5	114
TG Therapeutics, Inc. (a)	48	552
Trevena, Inc. (a)	13	34
Ultragenyx Pharmaceutical, Inc. (a)	38	2,520
Vanda Pharmaceuticals, Inc. (a)	33	513
Veracyte, Inc. (a)	26	208
Versartis, Inc. (a)	26	481
Xbiotech, Inc. (a)	10	46
Xencor, Inc. (a)	41	957
ZIOPHARM Oncology, Inc. (a)	136	752
		96,199
Health Care Equipment & Supplies - 3.6%
Abaxis, Inc.	23	1,081
Accuray, Inc. (a)	102	434
Analogic Corp.	13	913
Angiodynamics, Inc. (a)	45	731
Anika Therapeutics, Inc. (a)	16	819
Antares Pharma, Inc. (a)	148	465
Atricure, Inc. (a)	32	775
Atrion Corp.	1	632
AxoGen, Inc. (a)	20	316
Cantel Medical Corp.	33	2,449
Cardiovascular Systems, Inc. (a)	31	978
Cerus Corp. (a)	82	185
ConforMis, Inc. (a)	10	50
CONMED Corp.	27	1,386
Corindus Vascular Robotics, Inc. (a)	51	85
Cryolife, Inc. (a)	34	638
Cutera, Inc. (a)	16	417
Endologix, Inc. (a)	91	445
Entellus Medical, Inc. (a)	9	158
Exactech, Inc. (a)	11	321
Fonar Corp. (a)	4	103
Genmark Diagnostics, Inc. (a)	51	603
Glaukos Corp. (a)	27	1,085
Globus Medical, Inc. (a)	65	1,999
Haemonetics Corp. (a)	48	1,974
Halyard Health, Inc. (a)	44	1,770
ICU Medical, Inc. (a)	13	2,235
Inogen, Inc. (a)	16	1,510
Insulet Corp. (a)	55	2,767
Integer Holdings Corp. (a)	30	1,374
Integra LifeSciences Holdings Corp. (a)	55	2,731
Invacare Corp.	31	485
iRhythm Technologies, Inc.	12	496
K2M Group Holdings, Inc. (a)	40	973
Lantheus Holdings, Inc. (a)	26	480
LeMaitre Vascular, Inc.	17	613
LivaNova PLC (a)	44	2,681
Masimo Corp. (a)	40	3,784
Meridian Bioscience, Inc.	44	596
Merit Medical Systems, Inc. (a)	45	1,845
Natus Medical, Inc. (a)	31	1,091
Neogen Corp. (a)	34	2,240
Nevro Corp. (a)	26	2,238
Novocure Ltd. (a)	55	1,133
NuVasive, Inc. (a)	45	2,961
NxStage Medical, Inc. (a)	61	1,437
OraSure Technologies, Inc. (a)	53	930
Orthofix International NV (a)	18	781
Oxford Immunotec Global PLC (a)	12	202
Penumbra, Inc. (a)	24	1,960
Pulse Biosciences, Inc. (a)	9	175
Quidel Corp. (a)	25	800
Quotient Ltd. (a)	22	121
Rockwell Medical Technologies, Inc. (a)	32	228
RTI Biologics, Inc. (a)	28	160
Sientra, Inc. (a)	10	103
Staar Surgical Co. (a)	53	543
SurModics, Inc. (a)	11	289
Tactile Systems Technology, Inc.	10	296
The Spectranetics Corp. (a)	40	1,540
Utah Medical Products, Inc.	4	276
ViewRay, Inc. (a)	20	95
Wright Medical Group NV (a)	97	2,548
		65,529
Health Care Providers & Services - 2.1%
Aceto Corp.	34	574
Addus HomeCare Corp. (a)	4	136
Almost Family, Inc. (a)	13	643
Amedisys, Inc. (a)	27	1,279
American Renal Associates Holdings, Inc. (a)	13	222
AMN Healthcare Services, Inc. (a)	44	1,624
BioScrip, Inc. (a)	95	275
BioTelemetry, Inc. (a)	26	889
Capital Senior Living Corp. (a)	32	442
Chemed Corp.	14	2,765
Civitas Solutions, Inc. (a)	9	161
Community Health Systems, Inc. (a)	91	651
Corvel Corp. (a)	6	285
Cross Country Healthcare, Inc. (a)	40	470
Diplomat Pharmacy, Inc. (a)	47	746
HealthEquity, Inc. (a)	46	2,110
HealthSouth Corp.	79	3,362
Kindred Healthcare, Inc.	82	734
Landauer, Inc.	11	599
LHC Group, Inc. (a)	15	869
Magellan Health Services, Inc. (a)	22	1,640
Molina Healthcare, Inc. (a)	40	2,672
National Healthcare Corp.	11	717
National Research Corp. Class A	8	235
Owens & Minor, Inc.	56	1,805
PharMerica Corp. (a)	32	805
Providence Service Corp. (a)	12	618
R1 RCM, Inc. (a)	111	376
RadNet, Inc. (a)	28	216
Select Medical Holdings Corp. (a)	100	1,620
Surgery Partners, Inc. (a)	20	397
Teladoc, Inc. (a)	50	1,640
Tenet Healthcare Corp. (a)	78	1,353
The Ensign Group, Inc.	50	1,119
Tivity Health, Inc. (a)	33	1,308
Triple-S Management Corp. (a)	36	557
U.S. Physical Therapy, Inc.	13	820
		36,734
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	171	2,105
Castlight Health, Inc. Class B (a)	28	120
Computer Programs & Systems, Inc.	8	245
Evolent Health, Inc. (a)	37	914
HealthStream, Inc. (a)	26	614
HMS Holdings Corp. (a)	84	1,687
Inovalon Holdings, Inc. Class A (a)	61	775
Medidata Solutions, Inc. (a)	52	3,994
Omnicell, Inc. (a)	38	1,885
Quality Systems, Inc. (a)	55	941
Vocera Communications, Inc. (a)	29	791
		14,071
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)	25	656
Albany Molecular Research, Inc. (a)	24	522
Cambrex Corp. (a)	30	1,830
Enzo Biochem, Inc. (a)	43	467
Fluidigm Corp. (a)	9	34
INC Research Holdings, Inc. Class A (a)	50	2,750
Luminex Corp.	42	858
Medpace Holdings, Inc.	5	137
Nanostring Technologies, Inc. (a)	11	167
NeoGenomics, Inc. (a)	62	586
Pacific Biosciences of California, Inc. (a)	98	319
PAREXEL International Corp. (a)	45	3,938
PRA Health Sciences, Inc. (a)	34	2,530
		14,794
Pharmaceuticals - 2.1%
Aclaris Therapeutics, Inc. (a)	14	403
Aerie Pharmaceuticals, Inc. (a)	29	1,575
Amphastar Pharmaceuticals, Inc. (a)	38	657
ANI Pharmaceuticals, Inc. (a)	10	487
Aratana Therapeutics, Inc. (a)	18	122
Assembly Biosciences, Inc. (a)	15	336
Avexis, Inc. (a)	23	2,131
Catalent, Inc. (a)	117	4,060
Cempra, Inc. (a)	13	52
Clearside Biomedical, Inc. (a)	16	138
Collegium Pharmaceutical, Inc. (a)	12	144
Corcept Therapeutics, Inc. (a)	89	1,110
Corium International, Inc. (a)	13	108
DepoMed, Inc. (a)	60	619
Dermira, Inc. (a)	38	1,046
Durect Corp. (a)	109	189
Heska Corp. (a)	4	438
Horizon Pharma PLC (a)	157	1,881
Impax Laboratories, Inc. (a)	71	1,374
Innoviva, Inc. (a)	79	1,084
Intersect ENT, Inc. (a)	25	685
Intra-Cellular Therapies, Inc. (a)	36	417
Lannett Co., Inc. (a)	29	590
MyoKardia, Inc. (a)	9	140
Nektar Therapeutics (a)	139	3,034
Ocular Therapeutix, Inc. (a)	18	114
Omeros Corp. (a)	39	817
Pacira Pharmaceuticals, Inc. (a)	39	1,541
Paratek Pharmaceuticals, Inc. (a)	15	292
Phibro Animal Health Corp. Class A	21	802
Prestige Brands Holdings, Inc. (a)	51	2,735
Reata Pharmaceuticals, Inc. (a)	6	176
Revance Therapeutics, Inc. (a)	15	341
SciClone Pharmaceuticals, Inc. (a)	64	701
Sucampo Pharmaceuticals, Inc. Class A (a)	36	391
Supernus Pharmaceuticals, Inc. (a)	45	1,820
Teligent, Inc. (a)	32	252
Tetraphase Pharmaceuticals, Inc. (a)	19	124
The Medicines Company (a)	66	2,538
TherapeuticsMD, Inc. (a)	153	864
Theravance Biopharma, Inc. (a)	42	1,349
WAVE Life Sciences (a)	2	40
Zogenix, Inc. (a)	17	204
Zynerba Pharmaceuticals, Inc. (a)	5	71
		37,992

TOTAL HEALTH CARE		265,319

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.4%
AAR Corp.	32	1,197
Aerojet Rocketdyne Holdings, Inc. (a)	67	1,571
AeroVironment, Inc. (a)	20	756
Astronics Corp. (a)	22	644
Axon Enterprise, Inc. (a)	50	1,230
Cubic Corp.	24	1,144
Curtiss-Wright Corp.	40	3,857
DigitalGlobe, Inc. (a)	56	1,954
Ducommun, Inc. (a)	7	203
Engility Holdings, Inc. (a)	12	350
Esterline Technologies Corp. (a)	23	2,220
KEYW Holding Corp. (a)	31	274
KLX, Inc. (a)	48	2,492
Kratos Defense & Security Solutions, Inc. (a)	69	759
Mercury Systems, Inc. (a)	44	1,932
Moog, Inc. Class A (a)	30	2,230
National Presto Industries, Inc.	6	679
Sparton Corp. (a)	9	208
Triumph Group, Inc.	46	1,178
Vectrus, Inc. (a)	11	374
Wesco Aircraft Holdings, Inc. (a)	58	629
		25,881
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	49	1,194
Atlas Air Worldwide Holdings, Inc. (a)	22	1,307
Echo Global Logistics, Inc. (a)	33	450
Forward Air Corp.	29	1,503
Hub Group, Inc. Class A (a)	31	1,056
Radiant Logistics, Inc. (a)	15	65
		5,575
Airlines - 0.3%
Allegiant Travel Co.	12	1,551
Hawaiian Holdings, Inc. (a)	49	2,029
SkyWest, Inc.	47	1,716
		5,296
Building Products - 1.4%
AAON, Inc.	39	1,318
Advanced Drain Systems, Inc. Del	37	760
American Woodmark Corp. (a)	13	1,276
Apogee Enterprises, Inc.	26	1,354
Builders FirstSource, Inc. (a)	89	1,395
Caesarstone Sdot-Yam Ltd. (a)	23	807
Continental Building Products, Inc. (a)	41	902
CSW Industrials, Inc. (a)	17	664
GCP Applied Technologies, Inc. (a)	67	2,030
Gibraltar Industries, Inc. (a)	30	896
GMS, Inc. (a)	23	690
Griffon Corp.	21	431
Insteel Industries, Inc.	12	316
Jeld-Wen Holding, Inc.	20	653
Masonite International Corp. (a)	27	2,097
NCI Building Systems, Inc. (a)	41	738
Patrick Industries, Inc. (a)	16	1,218
PGT, Inc. (a)	52	676
Ply Gem Holdings, Inc. (a)	26	455
Quanex Building Products Corp.	38	817
Simpson Manufacturing Co. Ltd.	34	1,506
Trex Co., Inc. (a)	27	2,031
Universal Forest Products, Inc.	18	1,509
		24,539
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	52	2,320
ACCO Brands Corp. (a)	110	1,282
ADS Waste Holdings, Inc.	26	629
Aqua Metals, Inc. (a)	13	152
ARC Document Solutions, Inc. (a)	28	97
Brady Corp. Class A	45	1,494
Casella Waste Systems, Inc. Class A (a)	42	705
CECO Environmental Corp.	24	232
Covanta Holding Corp.	111	1,676
Deluxe Corp.	37	2,671
Ennis, Inc.	16	308
Essendant, Inc.	39	487
Healthcare Services Group, Inc.	65	3,396
Heritage-Crystal Clean, Inc. (a)	14	263
Herman Miller, Inc.	56	1,886
HNI Corp.	42	1,586
Hudson Technologies, Inc. (a)	29	235
InnerWorkings, Inc. (a)	54	637
Interface, Inc.	59	1,118
Kimball International, Inc. Class B	50	834
Knoll, Inc.	51	987
LSC Communications, Inc.	33	706
Matthews International Corp. Class A	30	1,967
McGrath RentCorp.	25	888
Mobile Mini, Inc.	44	1,355
Msa Safety, Inc.	31	2,485
Multi-Color Corp.	13	1,047
Quad/Graphics, Inc.	33	741
R.R. Donnelley & Sons Co.	70	865
SP Plus Corp. (a)	19	621
Steelcase, Inc. Class A	81	1,106
Team, Inc. (a)	30	431
Tetra Tech, Inc.	53	2,515
The Brink's Co.	42	3,282
U.S. Ecology, Inc.	22	1,142
UniFirst Corp.	14	1,992
Viad Corp.	21	1,125
VSE Corp.	8	415
West Corp.	39	911
		46,589
Construction & Engineering - 1.2%
Aegion Corp. (a)	37	886
Argan, Inc.	16	1,031
Chicago Bridge & Iron Co. NV	95	1,780
Comfort Systems U.S.A., Inc.	36	1,199
Dycom Industries, Inc. (a)	28	2,537
EMCOR Group, Inc.	53	3,578
Granite Construction, Inc.	36	1,765
Great Lakes Dredge & Dock Corp. (a)	72	284
HC2 Holdings, Inc. (a)	40	240
KBR, Inc.	137	2,044
Keane Group, Inc.	35	537
MasTec, Inc. (a)	61	2,818
MYR Group, Inc. (a)	18	573
NV5 Holdings, Inc. (a)	4	166
Orion Group Holdings, Inc. (a)	27	190
Primoris Services Corp.	44	1,096
Sterling Construction Co., Inc. (a)	21	268
Tutor Perini Corp. (a)	39	1,037
		22,029
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	10	296
AZZ, Inc.	25	1,268
Babcock & Wilcox Enterprises, Inc. (a)	31	326
Encore Wire Corp.	21	937
Energous Corp. (a)	12	177
EnerSys	40	2,891
Generac Holdings, Inc. (a)	56	2,014
General Cable Corp.	50	965
LSI Industries, Inc.	24	201
Plug Power, Inc. (a)	218	493
Powell Industries, Inc.	6	191
Preformed Line Products Co.	3	146
Sunrun, Inc. (a)	87	655
Thermon Group Holdings, Inc. (a)	36	643
TPI Composites, Inc.	8	151
Vicor Corp. (a)	11	195
Vivint Solar, Inc. (a)	17	88
		11,637
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	34	1,170
Machinery - 3.5%
Actuant Corp. Class A	56	1,355
Alamo Group, Inc.	9	837
Albany International Corp. Class A	28	1,498
Altra Industrial Motion Corp.	28	1,247
American Railcar Industries, Inc.	6	221
Astec Industries, Inc.	22	1,106
Barnes Group, Inc.	44	2,648
Briggs & Stratton Corp.	41	960
Chart Industries, Inc. (a)	30	1,020
CIRCOR International, Inc.	16	801
Columbus McKinnon Corp. (NY Shares)	21	542
Commercial Vehicle Group, Inc. (a)	19	167
Dmc Global, Inc.	20	278
Douglas Dynamics, Inc.	24	763
Eastern Co.	4	116
Energy Recovery, Inc. (a)	27	205
EnPro Industries, Inc.	20	1,540
ESCO Technologies, Inc.	25	1,543
Federal Signal Corp.	58	1,073
Franklin Electric Co., Inc.	45	1,818
FreightCar America, Inc.	10	164
Global Brass & Copper Holdings, Inc.	23	737
Gorman-Rupp Co.	20	604
Graham Corp.	20	400
Greenbrier Companies, Inc.	26	1,170
Harsco Corp. (a)	77	1,190
Hillenbrand, Inc.	55	1,980
Hurco Companies, Inc.	6	198
Hyster-Yale Materials Handling Class A	10	709
John Bean Technologies Corp.	29	2,680
Kadant, Inc.	11	859
Kennametal, Inc.	73	2,694
L.B. Foster Co. Class A	6	106
Lindsay Corp.	10	917
Lydall, Inc. (a)	17	842
Manitowoc Co., Inc. (a)	132	754
Meritor, Inc. (a)	81	1,400
Milacron Holdings Corp. (a)	44	791
Miller Industries, Inc.	7	183
Mueller Industries, Inc.	55	1,733
Mueller Water Products, Inc. Class A	147	1,705
Navistar International Corp. New (a)	47	1,446
NN, Inc.	26	720
Omega Flex, Inc.	4	240
Park-Ohio Holdings Corp.	4	159
ProPetro Holding Corp.	30	390
Proto Labs, Inc. (a)	23	1,700
RBC Bearings, Inc. (a)	19	1,963
Rexnord Corp. (a)	91	2,108
Spartan Motors, Inc.	24	212
SPX Corp. (a)	41	1,128
SPX Flow, Inc. (a)	37	1,312
Standex International Corp.	12	1,151
Sun Hydraulics Corp.	23	951
Supreme Industries, Inc. Class A	3	45
Tennant Co.	17	1,284
Titan International, Inc.	49	625
TriMas Corp. (a)	47	1,144
Wabash National Corp.	56	1,068
Watts Water Technologies, Inc. Class A	24	1,546
Woodward, Inc.	46	3,217
		63,963
Marine - 0.1%
Costamare, Inc.	16	103
Eagle Bulk Shipping, Inc. (a)	29	126
Matson, Inc.	48	1,354
Safe Bulkers, Inc. (a)	33	85
Scorpio Bulkers, Inc. (a)	44	317
		1,985
Professional Services - 1.2%
Acacia Research Corp. (a)	9	31
Advisory Board Co. (a)	38	2,136
Barrett Business Services, Inc.	7	385
CBIZ, Inc. (a)	52	772
CRA International, Inc.	5	194
Exponent, Inc.	22	1,434
Franklin Covey Co. (a)	9	168
FTI Consulting, Inc. (a)	38	1,247
GP Strategies Corp. (a)	11	315
Heidrick & Struggles International, Inc.	20	362
Hill International, Inc. (a)	23	116
Huron Consulting Group, Inc. (a)	22	781
ICF International, Inc. (a)	18	815
Insperity, Inc.	17	1,284
Kelly Services, Inc. Class A (non-vtg.)	36	802
Kforce, Inc.	27	505
Korn/Ferry International	46	1,539
MISTRAS Group, Inc. (a)	23	463
Navigant Consulting, Inc. (a)	46	779
On Assignment, Inc. (a)	45	2,216
Resources Connection, Inc.	40	534
RPX Corp. (a)	47	642
TriNet Group, Inc. (a)	37	1,295
TrueBlue, Inc. (a)	43	1,099
WageWorks, Inc. (a)	34	2,217
Willdan Group, Inc. (a)	6	202
		22,333
Road & Rail - 0.7%
ArcBest Corp.	26	723
Avis Budget Group, Inc. (a)	69	2,124
Covenant Transport Group, Inc. Class A (a)	9	169
Heartland Express, Inc.	42	887
Hennessy Capital Acquisition Corp. II (a)	19	232
Knight Transportation, Inc.	66	2,353
Marten Transport Ltd.	41	654
Roadrunner Transportation Systems, Inc. (a)	25	175
Saia, Inc. (a)	20	1,087
Schneider National, Inc. Class B	30	649
Swift Transporation Co. (a)	65	1,658
Werner Enterprises, Inc.	43	1,275
YRC Worldwide, Inc. (a)	33	439
		12,425
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	47	1,106
Applied Industrial Technologies, Inc.	37	2,091
Beacon Roofing Supply, Inc. (a)	55	2,526
BMC Stock Holdings, Inc. (a)	61	1,342
CAI International, Inc. (a)	13	341
DXP Enterprises, Inc. (a)	16	457
EnviroStar, Inc.	3	76
GATX Corp.	36	2,226
H&E Equipment Services, Inc.	33	745
Herc Holdings, Inc. (a)	24	1,089
Huttig Building Products, Inc. (a)	18	128
Kaman Corp.	26	1,329
MRC Global, Inc. (a)	87	1,422
Neff Corp. (a)	5	105
Nexeo Solutions, Inc. (a)	21	175
Now, Inc. (a)	104	1,657
Rush Enterprises, Inc. Class A (a)	32	1,380
SiteOne Landscape Supply, Inc. (a)	31	1,628
Textainer Group Holdings Ltd.	23	373
Titan Machinery, Inc. (a)	8	143
Triton International Ltd.	41	1,478
Veritiv Corp. (a)	10	372
		22,189
Transportation Infrastructure - 0.0%
SEACOR Marine Holdings, Inc. (a)	20	292

TOTAL INDUSTRIALS		265,903

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.9%
ADTRAN, Inc.	43	1,008
Applied Optoelectronics, Inc. (a)	17	1,657
CalAmp Corp. (a)	35	669
Calix Networks, Inc. (a)	44	301
Carvana Co. Class A	13	254
Ciena Corp. (a)	129	3,322
Comtech Telecommunications Corp.	20	360
Digi International, Inc. (a)	22	230
EMCORE Corp.	35	406
Extreme Networks, Inc. (a)	104	914
Finisar Corp. (a)	103	2,804
Harmonic, Inc. (a)	98	402
Infinera Corp. (a)	138	1,619
InterDigital, Inc.	32	2,331
KVH Industries, Inc. (a)	11	120
Lumentum Holdings, Inc. (a)	56	3,506
NETGEAR, Inc. (a)	32	1,533
NetScout Systems, Inc. (a)	83	2,864
Oclaro, Inc. (a)	154	1,506
Plantronics, Inc.	32	1,446
ShoreTel, Inc. (a)	35	261
Sonus Networks, Inc. (a)	33	225
Ubiquiti Networks, Inc. (a)	21	1,145
ViaSat, Inc. (a)	49	3,238
Viavi Solutions, Inc. (a)	211	2,315
		34,436
Electronic Equipment & Components - 3.0%
Anixter International, Inc. (a)	25	1,969
AVX Corp.	63	1,126
Badger Meter, Inc.	25	1,131
Bel Fuse, Inc. Class B (non-vtg.)	9	227
Belden, Inc.	40	2,878
Benchmark Electronics, Inc. (a)	49	1,649
Cardtronics PLC	43	1,346
Control4 Corp. (a)	24	548
CTS Corp.	29	638
Daktronics, Inc.	22	215
Electro Scientific Industries, Inc. (a)	26	225
ePlus, Inc. (a)	13	1,052
Fabrinet (a)	34	1,530
FARO Technologies, Inc. (a)	19	751
Fitbit, Inc. (a)	167	862
II-VI, Inc. (a)	57	2,172
Insight Enterprises, Inc. (a)	34	1,378
Iteris, Inc. (a)	17	107
Itron, Inc. (a)	31	2,263
KEMET Corp. (a)	45	758
Kimball Electronics, Inc. (a)	34	661
Knowles Corp. (a)	87	1,318
Littelfuse, Inc.	19	3,423
Maxwell Technologies, Inc. (a)	37	216
Mesa Laboratories, Inc.	3	434
Methode Electronics, Inc. Class A	34	1,352
MicroVision, Inc. (a)	47	107
MTS Systems Corp.	17	896
Novanta, Inc. (a)	31	1,144
OSI Systems, Inc. (a)	17	1,359
Park Electrochemical Corp.	11	207
PC Connection, Inc.	9	232
PC Mall, Inc. (a)	8	99
Plexus Corp. (a)	29	1,555
Rogers Corp. (a)	17	2,005
Sanmina Corp. (a)	71	2,545
ScanSource, Inc. (a)	27	1,069
SYNNEX Corp.	26	3,092
Systemax, Inc.	9	163
Tech Data Corp. (a)	32	3,277
TTM Technologies, Inc. (a)	87	1,512
VeriFone Systems, Inc. (a)	103	2,010
Vishay Intertechnology, Inc.	129	2,303
		53,804
Internet Software & Services - 2.9%
2U, Inc. (a)	43	2,225
Actua Corp. (a)	17	230
Alarm.com Holdings, Inc. (a)	20	761
Amber Road, Inc. (a)	31	290
Angie's List, Inc. (a)	41	491
AppFolio, Inc. (a)	4	140
Apptio, Inc. Class A	14	249
Bankrate, Inc. (a)	47	653
Bazaarvoice, Inc. (a)	100	470
Benefitfocus, Inc. (a)	17	608
BlackLine, Inc.	8	310
Blucora, Inc. (a)	39	874
Box, Inc. Class A (a)	75	1,414
Brightcove, Inc. (a)	23	154
Carbonite, Inc. (a)	21	496
Care.com, Inc. (a)	10	145
ChannelAdvisor Corp. (a)	25	263
Cimpress NV (a)	23	2,030
Cloudera, Inc.	11	190
CommerceHub, Inc.:
Series A (a)	26	474
Series C (a)	19	342
Cornerstone OnDemand, Inc. (a)	50	2,016
Coupa Software, Inc.	29	891
DHI Group, Inc. (a)	12	26
Endurance International Group Holdings, Inc. (a)	61	564
Envestnet, Inc. (a)	42	1,640
Five9, Inc. (a)	50	1,103
Global Sources Ltd. (a)	5	98
Gogo, Inc. (a)	58	706
GrubHub, Inc. (a)	80	3,690
GTT Communications, Inc. (a)	30	917
Hortonworks, Inc. (a)	51	683
Instructure, Inc. (a)	23	744
Internap Network Services Corp. (a)	85	323
j2 Global, Inc.	42	3,554
Limelight Networks, Inc. (a)	50	171
LivePerson, Inc. (a)	55	745
MeetMe, Inc. (a)	43	216
MINDBODY, Inc. (a)	36	934
MuleSoft, Inc. Class A	16	348
New Relic, Inc. (a)	28	1,315
NIC, Inc.	65	1,056
Nutanix, Inc. Class A (a)	33	701
Okta, Inc.	9	198
Ominto, Inc. (a)	9	51
Q2 Holdings, Inc. (a)	30	1,167
QuinStreet, Inc. (a)	13	51
Quotient Technology, Inc. (a)	73	847
Reis, Inc.	11	235
Shutterstock, Inc. (a)	18	759
SPS Commerce, Inc. (a)	16	925
Stamps.com, Inc. (a)	14	2,073
TechTarget, Inc. (a)	27	259
The Trade Desk, Inc.	17	906
TrueCar, Inc. (a)	59	1,117
Tucows, Inc. (a)	8	437
Twilio, Inc. Class A (a)	59	1,721
Web.com Group, Inc. (a)	38	834
WebMD Health Corp. (a)	34	2,253
XO Group, Inc. (a)	28	512
Yelp, Inc. (a)	72	2,342
Yext, Inc.	9	117
		52,054
IT Services - 1.9%
Acxiom Corp. (a)	73	1,969
Blackhawk Network Holdings, Inc. (a)	52	2,270
CACI International, Inc. Class A (a)	22	2,752
Cass Information Systems, Inc.	13	857
Convergys Corp.	88	2,109
CSG Systems International, Inc.	31	1,282
EPAM Systems, Inc. (a)	44	3,781
Everi Holdings, Inc. (a)	63	470
EVERTEC, Inc.	62	1,107
ExlService Holdings, Inc. (a)	31	1,784
Forrester Research, Inc.	12	490
Hackett Group, Inc.	25	411
ManTech International Corp. Class A	26	1,033
Maximus, Inc.	58	3,501
MoneyGram International, Inc. (a)	30	490
NCI, Inc. Class A (a)	7	140
Neustar, Inc. Class A (a)	37	1,236
Perficient, Inc. (a)	25	470
Planet Payment, Inc. (a)	30	97
Presidio, Inc.	8	109
Science Applications International Corp.	41	2,887
ServiceSource International, Inc. (a)	36	137
StarTek, Inc. (a)	8	98
Sykes Enterprises, Inc. (a)	40	1,360
Syntel, Inc.	30	585
Teletech Holdings, Inc.	13	543
Travelport Worldwide Ltd.	115	1,645
Unisys Corp. (a)	53	678
Virtusa Corp. (a)	27	895
		35,186
Semiconductors & Semiconductor Equipment - 3.3%
Acacia Communications, Inc. (a)	18	788
Advanced Energy Industries, Inc. (a)	36	2,612
Alpha & Omega Semiconductor Ltd. (a)	23	407
Ambarella, Inc. (a)	30	1,502
Amkor Technology, Inc. (a)	97	1,006
Axcelis Technologies, Inc. (a)	29	644
AXT, Inc. (a)	31	271
Brooks Automation, Inc.	65	1,596
Cabot Microelectronics Corp.	19	1,409
Ceva, Inc. (a)	21	971
Cirrus Logic, Inc. (a)	59	3,625
Cohu, Inc.	14	255
Cree, Inc. (a)	90	2,332
CyberOptics Corp. (a)	4	66
Diodes, Inc. (a)	33	875
DSP Group, Inc. (a)	18	227
Entegris, Inc. (a)	129	3,367
Experi Corp.	47	1,375
FormFactor, Inc. (a)	70	917
Ichor Holdings Ltd.	8	184
Impinj, Inc.	17	835
Inphi Corp. (a)	40	1,536
Integrated Device Technology, Inc. (a)	123	3,215
IXYS Corp.	29	505
Kopin Corp. (a)	74	281
Lattice Semiconductor Corp. (a)	135	940
M/A-COM Technology Solutions Holdings, Inc. (a)	38	2,301
MaxLinear, Inc. Class A (a)	53	1,389
MKS Instruments, Inc.	49	4,099
Monolithic Power Systems, Inc.	36	3,684
Nanometrics, Inc. (a)	25	666
NeoPhotonics Corp. (a)	36	291
NVE Corp.	6	473
PDF Solutions, Inc. (a)	28	449
Photronics, Inc. (a)	77	774
Power Integrations, Inc.	27	1,908
Rambus, Inc. (a)	110	1,418
Rudolph Technologies, Inc. (a)	33	817
Semtech Corp. (a)	60	2,376
Sigma Designs, Inc. (a)	35	228
Silicon Laboratories, Inc. (a)	38	2,854
SunPower Corp. (a)	57	635
Synaptics, Inc. (a)	32	1,684
Ultra Clean Holdings, Inc. (a)	32	750
Veeco Instruments, Inc. (a)	45	1,386
Xcerra Corp. (a)	47	456
		60,379
Software - 3.6%
8x8, Inc. (a)	88	1,118
A10 Networks, Inc. (a)	50	354
ACI Worldwide, Inc. (a)	109	2,526
American Software, Inc. Class A	28	272
Aspen Technology, Inc. (a)	68	3,867
Barracuda Networks, Inc. (a)	26	584
Blackbaud, Inc.	43	3,971
Bottomline Technologies, Inc. (a)	40	1,139
BroadSoft, Inc. (a)	29	1,277
Callidus Software, Inc. (a)	61	1,482
CommVault Systems, Inc. (a)	35	2,084
Digimarc Corp. (a)	7	219
Ebix, Inc.	23	1,328
Ellie Mae, Inc. (a)	31	2,704
EnerNOC, Inc. (a)	23	176
Everbridge, Inc.	17	402
Exa Corp. (a)	16	226
Fair Isaac Corp.	24	3,421
Gigamon, Inc. (a)	34	1,352
Glu Mobile, Inc. (a)	132	360
Guidance Software, Inc. (a)	14	99
HubSpot, Inc. (a)	31	2,243
Imperva, Inc. (a)	32	1,442
MicroStrategy, Inc. Class A (a)	7	942
Mitek Systems, Inc. (a)	35	333
MobileIron, Inc. (a)	58	262
Model N, Inc. (a)	30	396
Monotype Imaging Holdings, Inc.	43	811
Paycom Software, Inc. (a)	45	3,154
Paylocity Holding Corp. (a)	25	1,137
Pegasystems, Inc.	34	2,055
Progress Software Corp.	44	1,408
Proofpoint, Inc. (a)	40	3,410
PROS Holdings, Inc. (a)	27	778
QAD, Inc. Class A	8	251
Qualys, Inc. (a)	30	1,205
Rapid7, Inc. (a)	16	243
RealPage, Inc. (a)	55	2,131
RingCentral, Inc. (a)	59	2,053
Rosetta Stone, Inc. (a)	24	249
Silver Spring Networks, Inc. (a)	44	498
Synchronoss Technologies, Inc. (a)	41	692
TeleNav, Inc. (a)	42	315
The Rubicon Project, Inc. (a)	17	80
TiVo Corp.	110	2,156
Upland Software, Inc. (a)	5	123
Varonis Systems, Inc. (a)	19	708
Vasco Data Security International, Inc. (a)	39	527
Verint Systems, Inc. (a)	58	2,300
VirnetX Holding Corp. (a)	42	145
Workiva, Inc. (a)	18	353
Zendesk, Inc. (a)	91	2,668
Zix Corp. (a)	34	181
		64,210
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)	103	1,730
Avid Technology, Inc. (a)	53	273
Cray, Inc. (a)	40	824
Diebold Nixdorf, Inc.	71	1,661
Electronics for Imaging, Inc. (a)	43	2,089
Immersion Corp. (a)	39	333
Intevac, Inc. (a)	8	91
Pure Storage, Inc. Class A (a)	88	1,062
Quantum Corp. (a)	23	186
Stratasys Ltd. (a)	48	1,152
Super Micro Computer, Inc. (a)	38	1,020
U.S.A. Technologies, Inc. (a)	35	194
		10,615

TOTAL INFORMATION TECHNOLOGY		310,684

MATERIALS - 4.3%
Chemicals - 2.0%
A. Schulman, Inc.	28	736
Advanced Emissions Solutions, Inc.	21	226
AdvanSix, Inc. (a)	29	971
AgroFresh Solutions, Inc. (a)	10	78
American Vanguard Corp.	33	584
Balchem Corp.	29	2,250
Calgon Carbon Corp.	52	832
Chase Corp.	8	864
Codexis, Inc. (a)	35	189
Core Molding Technologies, Inc.	5	95
Ferro Corp. (a)	80	1,539
Flotek Industries, Inc. (a)	47	396
FutureFuel Corp.	21	306
H.B. Fuller Co.	45	2,318
Hawkins, Inc.	7	315
Ingevity Corp. (a)	40	2,340
Innophos Holdings, Inc.	19	794
Innospec, Inc.	23	1,435
Intrepid Potash, Inc. (a)	80	242
KMG Chemicals, Inc.	8	405
Koppers Holdings, Inc. (a)	22	799
Kraton Performance Polymers, Inc. (a)	30	1,116
Kronos Worldwide, Inc.	23	490
LSB Industries, Inc. (a)	17	120
Minerals Technologies, Inc.	33	2,336
OMNOVA Solutions, Inc. (a)	57	536
PolyOne Corp.	73	2,670
Quaker Chemical Corp.	12	1,702
Rayonier Advanced Materials, Inc.	41	611
Sensient Technologies Corp.	35	2,603
Stepan Co.	19	1,561
Trecora Resources (a)	19	219
Tredegar Corp.	33	498
Trinseo SA	41	2,882
Tronox Ltd. Class A	63	1,221
		36,279
Construction Materials - 0.2%
Forterra, Inc.	8	71
Summit Materials, Inc.	99	2,816
U.S. Concrete, Inc. (a)	14	1,097
United States Lime & Minerals, Inc.	2	162
		4,146
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	24	1,346
Class B	4	240
Myers Industries, Inc.	16	272
UFP Technologies, Inc. (a)	10	289
		2,147
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)	298	1,687
Allegheny Technologies, Inc.	103	1,951
Atkore International Group, Inc. (a)	32	666
Carpenter Technology Corp.	44	1,779
Century Aluminum Co. (a)	48	805
Cliffs Natural Resources, Inc. (a)	281	2,169
Coeur d'Alene Mines Corp. (a)	176	1,457
Commercial Metals Co.	108	2,009
Compass Minerals International, Inc.	29	2,002
Gold Resource Corp.	29	123
Haynes International, Inc.	15	469
Hecla Mining Co.	377	2,040
Kaiser Aluminum Corp.	16	1,557
Klondex Mines Ltd. (a)	182	580
Materion Corp.	21	807
Schnitzer Steel Industries, Inc. Class A	28	722
SunCoke Energy, Inc. (a)	62	555
TimkenSteel Corp. (a)	41	651
Worthington Industries, Inc.	42	2,128
		24,157
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	37	1,123
Clearwater Paper Corp. (a)	17	836
Deltic Timber Corp.	12	866
Kapstone Paper & Packaging Corp.	80	1,829
Louisiana-Pacific Corp. (a)	127	3,189
Neenah Paper, Inc.	17	1,358
P.H. Glatfelter Co.	45	921
Schweitzer-Mauduit International, Inc.	31	1,191
		11,313

TOTAL MATERIALS		78,042

REAL ESTATE - 7.6%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Acadia Realty Trust (SBI)	64	1,903
Agree Realty Corp.	24	1,180
Alexanders, Inc.	2	870
Altisource Residential Corp. Class B	53	690
American Assets Trust, Inc.	35	1,421
Armada Hoffler Properties, Inc.	45	597
Ashford Hospitality Prime, Inc.	36	373
Ashford Hospitality Trust, Inc.	87	547
Bluerock Residential Growth (REIT), Inc.	24	323
Care Capital Properties, Inc.	79	1,913
CareTrust (REIT), Inc.	71	1,295
CatchMark Timber Trust, Inc.	44	506
CBL & Associates Properties, Inc.	162	1,424
Cedar Realty Trust, Inc.	115	596
Chatham Lodging Trust	27	558
Chesapeake Lodging Trust	59	1,489
City Office REIT, Inc.	31	394
Clipper Realty, Inc.	10	112
Community Healthcare Trust, Inc.	12	304
CorEnergy Infrastructure Trust, Inc.	15	534
Cousins Properties, Inc.	337	3,097
DiamondRock Hospitality Co.	185	2,161
Easterly Government Properties, Inc.	48	960
EastGroup Properties, Inc.	28	2,441
Education Realty Trust, Inc.	67	2,516
Farmland Partners, Inc.	31	277
FelCor Lodging Trust, Inc.	126	930
First Industrial Realty Trust, Inc.	94	2,869
First Potomac Realty Trust	62	690
Four Corners Property Trust, Inc.	59	1,497
Franklin Street Properties Corp.	112	1,184
Getty Realty Corp.	28	727
Gladstone Commercial Corp.	30	638
Global Net Lease, Inc.	65	1,430
Government Properties Income Trust	87	1,543
Gramercy Property Trust	132	3,989
Healthcare Realty Trust, Inc.	103	3,430
Hersha Hospitality Trust	43	807
Independence Realty Trust, Inc.	67	677
InfraReit, Inc.	44	990
Investors Real Estate Trust	141	877
iStar Financial, Inc. (a)	71	848
Jernigan Capital, Inc.	5	106
Kite Realty Group Trust	87	1,786
LaSalle Hotel Properties (SBI)	105	3,102
Lexington Corporate Properties Trust	216	2,199
LTC Properties, Inc.	32	1,652
Mack-Cali Realty Corp.	85	2,230
MedEquities Realty Trust, Inc.	33	398
Monmouth Real Estate Investment Corp. Class A	75	1,156
Monogram Residential Trust, Inc.	150	1,794
National Health Investors, Inc.	34	2,627
National Storage Affiliates Trust	44	1,010
New Senior Investment Group, Inc.	61	634
NexPoint Residential Trust, Inc.	28	703
NorthStar Realty Europe Corp.	51	658
One Liberty Properties, Inc.	15	369
Parkway, Inc.	39	897
Pebblebrook Hotel Trust	64	2,155
Pennsylvania Real Estate Investment Trust (SBI)	71	844
Physicians Realty Trust	156	2,905
Potlatch Corp.	39	1,866
Preferred Apartment Communities, Inc. Class A	22	380
PS Business Parks, Inc.	16	2,151
QTS Realty Trust, Inc. Class A	44	2,353
Quality Care Properties, Inc. (a)	90	1,514
RAIT Financial Trust	73	146
Ramco-Gershenson Properties Trust (SBI)	85	1,198
Retail Opportunity Investments Corp.	103	2,089
Rexford Industrial Realty, Inc.	60	1,711
RLJ Lodging Trust	101	2,137
Ryman Hospitality Properties, Inc.	39	2,441
Sabra Health Care REIT, Inc.	61	1,415
Saul Centers, Inc.	15	887
Select Income REIT	70	1,643
Seritage Growth Properties	24	1,122
Stag Industrial, Inc.	74	2,019
Starwood Waypoint Homes	83	2,902
Summit Hotel Properties, Inc.	95	1,703
Sunstone Hotel Investors, Inc.	200	3,256
Terreno Realty Corp.	44	1,523
The GEO Group, Inc.	114	3,346
TIER REIT, Inc.	58	1,072
UMH Properties, Inc.	27	447
Universal Health Realty Income Trust (SBI)	13	1,007
Urban Edge Properties	95	2,387
Urstadt Biddle Properties, Inc. Class A	28	586
Washington REIT (SBI)	66	2,206
Whitestone REIT Class B	23	300
WP Glimcher, Inc.	182	1,642
Xenia Hotels & Resorts, Inc.	100	2,032
		128,313
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	45	1,887
Altisource Portfolio Solutions SA (a)	10	261
Consolidated-Tomoka Land Co.	3	166
Forestar Group, Inc. (a)	41	703
FRP Holdings, Inc. (a)	5	231
HFF, Inc.	35	1,285
Kennedy-Wilson Holdings, Inc.	79	1,588
Marcus & Millichap, Inc. (a)	20	512
Maui Land & Pineapple, Inc. (a)	5	87
RE/MAX Holdings, Inc.	19	1,105
Stratus Properties, Inc.	4	115
Tejon Ranch Co. (a)	11	231
The St. Joe Co. (a)	51	921
		9,092

TOTAL REAL ESTATE		137,405

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc.	12	696
Cincinnati Bell, Inc. (a)	46	858
Cogent Communications Group, Inc.	29	1,211
Consolidated Communications Holdings, Inc.	65	1,170
Frontier Communications Corp.	74	1,133
General Communications, Inc. Class A (a)	25	1,067
Globalstar, Inc. (a)	433	801
Hawaiian Telcom Holdco, Inc. (a)	5	146
IDT Corp. Class B	12	178
Intelsat SA (a)	12	38
Iridium Communications, Inc. (a)	86	856
Lumos Networks Corp. (a)	25	448
ORBCOMM, Inc. (a)	69	801
PDVWireless, Inc. (a)	7	173
Straight Path Communications, Inc. Class B (a)	8	1,435
Vonage Holdings Corp. (a)	191	1,263
Windstream Holdings, Inc.	195	739
		13,013
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	37	549
Shenandoah Telecommunications Co.	46	1,415
Spok Holdings, Inc.	11	180
		2,144

TOTAL TELECOMMUNICATION SERVICES		15,157

UTILITIES - 3.7%
Electric Utilities - 1.0%
Allete, Inc.	44	3,224
El Paso Electric Co.	38	1,972
Genie Energy Ltd. Class B	15	99
IDACORP, Inc.	38	3,282
MGE Energy, Inc.	34	2,263
Otter Tail Corp.	42	1,699
PNM Resources, Inc.	69	2,750
Portland General Electric Co.	67	2,994
Spark Energy, Inc. Class A,	12	250
		18,533
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	18	1,391
Delta Natural Gas Co., Inc.	11	335
New Jersey Resources Corp.	78	3,288
Northwest Natural Gas Co.	29	1,830
ONE Gas, Inc.	45	3,275
RGC Resources, Inc.	6	161
South Jersey Industries, Inc.	74	2,514
Southwest Gas Holdings, Inc.	42	3,364
Spire, Inc.	42	3,049
WGL Holdings, Inc.	45	3,857
		23,064
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	116	272
Dynegy, Inc. (a)	107	961
NRG Yield, Inc.:
Class A	26	474
Class C	69	1,283
Ormat Technologies, Inc.	36	2,135
Pattern Energy Group, Inc.	64	1,606
TerraForm Global, Inc. (a)	85	434
Terraform Power, Inc. (a)	86	1,152
		8,317
Multi-Utilities - 0.5%
Avista Corp.	53	2,788
Black Hills Corp.	46	3,204
NorthWestern Energy Corp.	40	2,312
Unitil Corp.	24	1,218
		9,522
Water Utilities - 0.4%
American States Water Co.	38	1,879
AquaVenture Holdings Ltd.	9	144
Artesian Resources Corp. Class A	6	233
Cadiz, Inc. (a)	19	247
California Water Service Group	50	1,945
Connecticut Water Service, Inc.	16	912
Consolidated Water Co., Inc.	15	194
Middlesex Water Co.	22	863
Pure Cycle Corp. (a)	13	96
SJW Corp.	19	1,005
York Water Co.	17	592
		8,110

TOTAL UTILITIES		67,546

TOTAL COMMON STOCKS
(Cost $1,784,035)		1,807,052
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,784,035)		1,807,052
NET OTHER ASSETS (LIABILITIES) - 0.0%		824
NET ASSETS - 100%		$1,807,876

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72
Total	$72

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$224,108	$224,108	$--	$--
Consumer Staples	49,139	49,139	--	--
Energy	64,369	64,369	--	--
Financials	329,380	329,180	--	200
Health Care	265,319	265,319	--	--
Industrials	265,903	265,903	--	--
Information Technology	310,684	310,684	--	--
Materials	78,042	78,042	--	--
Real Estate	137,405	137,405	--	--
Telecommunication Services	15,157	15,157	--	--
Utilities	67,546	67,546	--	--
Total Investments in Securities:	$1,807,052	$1,806,852	$--	$200

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,786,295. Net unrealized appreciation aggregated $20,757 of which $78,878 related to appreciated investment securities and $58,121 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Value Index Fund

July 31, 2017

LC2-QTLY-0917
1.9871047.101

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.2%
Adient PLC	4,661	$305,156
BorgWarner, Inc.	9,671	452,023
Gentex Corp.	4,727	80,454
Lear Corp.	558	82,690
The Goodyear Tire & Rubber Co.	13,636	429,670
		1,349,993
Automobiles - 0.8%
Ford Motor Co.	198,490	2,227,058
General Motors Co.	69,683	2,507,194
Harley-Davidson, Inc. (a)	2,432	118,365
		4,852,617
Distributors - 0.1%
Genuine Parts Co.	4,730	401,719
LKQ Corp. (b)	14,011	484,220
		885,939
Diversified Consumer Services - 0.1%
Graham Holdings Co.	245	145,138
H&R Block, Inc.	8,867	270,444
		415,582
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	6,914	275,592
Carnival Corp.	21,017	1,403,515
Extended Stay America, Inc. unit	3,414	67,495
Hilton, Inc.	1,091	68,220
Hyatt Hotels Corp. Class A (b)	1,586	88,134
International Game Technology PLC	5,514	104,987
MGM Mirage, Inc.	23,807	783,965
Norwegian Cruise Line Holdings Ltd. (b)	8,125	447,444
Royal Caribbean Cruises Ltd.	8,830	998,408
U.S. Foods Holding Corp. (b)	6,791	191,167
Yum China Holdings, Inc.	2,553	91,372
		4,520,299
Household Durables - 0.7%
CalAtlantic Group, Inc.	3,325	116,708
D.R. Horton, Inc.	8,002	285,591
Garmin Ltd.	6,286	315,494
Leggett & Platt, Inc.	1,220	58,780
Lennar Corp.:
Class A	10,199	534,836
Class B	680	30,240
Mohawk Industries, Inc. (b)	2,920	727,051
Newell Brands, Inc.	24,592	1,296,490
PulteGroup, Inc.	10,486	256,068
Tempur Sealy International, Inc. (b)	1,344	77,508
Toll Brothers, Inc.	4,426	170,799
Whirlpool Corp.	3,367	598,922
		4,468,487
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc.	2,074	118,322
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	3,952	239,412
Series A (b)	8,944	214,119
TripAdvisor, Inc. (b)	2,991	116,709
		688,562
Leisure Products - 0.1%
Brunswick Corp.	780	44,156
Hasbro, Inc.	1,390	147,173
Mattel, Inc.	14,080	281,882
		473,211
Media - 2.5%
Charter Communications, Inc. Class A (b)	3,327	1,303,885
Cinemark Holdings, Inc.	5,373	209,010
Comcast Corp. Class A	18,417	744,968
Discovery Communications, Inc.:
Class A (b)	7,747	190,576
Class C (non-vtg.) (b)	10,286	237,915
DISH Network Corp. Class A (b)	2,540	162,636
Interpublic Group of Companies, Inc.	2,860	61,805
John Wiley & Sons, Inc. Class A	2,544	140,556
Liberty Broadband Corp.:
Class A (b)	1,413	139,774
Class C (b)	5,128	508,595
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	5,974	210,106
Liberty Media Class A (b)	1,166	39,353
Liberty SiriusXM Series A (b)	4,400	202,972
Liberty SiriusXM Series C (b)	9,125	419,750
Lions Gate Entertainment Corp.:
Class A	875	25,725
Class B (b)	1,662	45,722
News Corp.:
Class A	19,440	278,186
Class B	5,721	84,099
Regal Entertainment Group Class A (a)	3,910	74,368
Scripps Networks Interactive, Inc. Class A	2,035	177,879
Sirius XM Holdings, Inc.	3,616	21,190
Tegna, Inc.	11,023	163,471
The Madison Square Garden Co. (b)	847	186,103
The Walt Disney Co.	25,459	2,798,708
Time Warner, Inc.	39,622	4,058,085
Tribune Media Co. Class A	3,663	154,395
Twenty-First Century Fox, Inc.:
Class A	47,603	1,385,247
Class B	24,010	688,847
Viacom, Inc.:
Class A	473	19,157
Class B (non-vtg.)	17,816	622,135
		15,355,218
Multiline Retail - 0.5%
Dollar General Corp.	8,575	644,497
Dollar Tree, Inc. (b)	576	41,518
Kohl's Corp.	8,831	365,162
Macy's, Inc.	15,338	364,278
Target Corp.	28,191	1,597,584
		3,013,039
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	2,689	301,195
AutoNation, Inc. (a)(b)	3,468	146,974
AutoZone, Inc. (b)	231	124,698
Bed Bath & Beyond, Inc.	6,895	206,161
Best Buy Co., Inc.	13,564	791,324
Burlington Stores, Inc. (b)	1,522	132,460
Cabela's, Inc. Class A (b)	2,547	145,128
Dick's Sporting Goods, Inc.	892	33,307
Foot Locker, Inc.	6,128	289,180
GameStop Corp. Class A	5,694	123,503
Gap, Inc.	11,429	272,353
L Brands, Inc.	10,212	473,735
Michaels Companies, Inc. (b)	1,259	25,356
Murphy U.S.A., Inc. (b)	1,764	133,588
Penske Automotive Group, Inc.	1,677	73,017
Sally Beauty Holdings, Inc. (b)	4,237	85,715
Signet Jewelers Ltd.	3,384	206,965
Staples, Inc.	32,741	332,321
Tiffany & Co., Inc.	5,464	521,867
Urban Outfitters, Inc. (b)	4,056	79,457
Williams-Sonoma, Inc. (a)	3,594	166,869
		4,665,173
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	11,867	559,410
Michael Kors Holdings Ltd. (b)	7,162	260,983
PVH Corp.	4,017	479,188
Ralph Lauren Corp.	2,794	211,366
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	3,936	110,562
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	2,348	47,007
Class C (non-vtg.) (b)	2,383	43,156
VF Corp.	4,504	280,104
		1,991,776

TOTAL CONSUMER DISCRETIONARY		42,679,896

CONSUMER STAPLES - 9.1%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	146	7,525
Class B (non-vtg.)	474	23,416
Molson Coors Brewing Co. Class B	8,828	785,515
PepsiCo, Inc.	9,511	1,109,078
The Coca-Cola Co.	49,368	2,263,029
		4,188,563
Food & Staples Retailing - 2.4%
Casey's General Stores, Inc.	1,961	209,337
CVS Health Corp.	52,157	4,168,909
Kroger Co.	21,197	519,750
Rite Aid Corp. (b)	26,487	59,331
Wal-Mart Stores, Inc.	74,536	5,962,135
Walgreens Boots Alliance, Inc.	39,116	3,155,488
Whole Foods Market, Inc.	13,612	568,437
		14,643,387
Food Products - 2.2%
Archer Daniels Midland Co.	28,362	1,196,309
Bunge Ltd.	7,111	557,431
Campbell Soup Co.	3,248	171,592
ConAgra Foods, Inc.	20,851	713,938
Flowers Foods, Inc.	9,404	165,416
General Mills, Inc.	8,691	483,741
Hormel Foods Corp.	13,680	467,446
Ingredion, Inc.	3,606	444,692
Kellogg Co.	900	61,200
Lamb Weston Holdings, Inc.	5,905	259,702
Mondelez International, Inc.	74,928	3,298,331
Pilgrim's Pride Corp. (b)	272	6,607
Pinnacle Foods, Inc.	6,031	358,121
Post Holdings, Inc. (b)	3,242	269,734
Seaboard Corp.	12	51,300
The Hain Celestial Group, Inc. (b)	5,057	226,098
The Hershey Co.	684	72,032
The J.M. Smucker Co.	5,870	715,553
The Kraft Heinz Co.	30,659	2,681,436
TreeHouse Foods, Inc. (b)	1,951	165,503
Tyson Foods, Inc. Class A	14,202	899,839
		13,266,021
Household Products - 2.3%
Clorox Co.	901	120,274
Colgate-Palmolive Co.	37,128	2,680,642
Kimberly-Clark Corp.	2,707	333,394
Procter & Gamble Co.	123,873	11,250,146
		14,384,456
Personal Products - 0.1%
Coty, Inc. Class A	23,649	484,332
Edgewell Personal Care Co. (b)	2,874	207,503
Nu Skin Enterprises, Inc. Class A	1,913	121,208
		813,043
Tobacco - 1.4%
Philip Morris International, Inc.	72,042	8,408,022

TOTAL CONSUMER STAPLES		55,703,492

ENERGY - 10.5%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	21,650	798,669
Halliburton Co.	14,511	615,847
Helmerich & Payne, Inc. (a)	5,295	268,033
Nabors Industries Ltd.	15,150	116,807
National Oilwell Varco, Inc.	19,113	625,186
Oceaneering International, Inc.	5,144	131,944
Patterson-UTI Energy, Inc.	10,876	210,342
RPC, Inc. (a)	219	4,535
Schlumberger Ltd.	70,970	4,868,542
Transocean Ltd. (United States) (a)(b)	20,733	179,340
Weatherford International PLC (a)(b)	44,275	197,467
		8,016,712
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	28,458	1,299,677
Antero Resources Corp. (b)	6,059	124,937
Apache Corp.	18,319	906,424
Cabot Oil & Gas Corp.	6,809	169,340
Centennial Resource Development, Inc. Class A(a)	5,918	99,304
Cheniere Energy, Inc. (b)	3,476	157,115
Chesapeake Energy Corp. (a)(b)	41,889	207,769
Chevron Corp.	96,578	10,545,352
Cimarex Energy Co.	301	29,808
Concho Resources, Inc. (b)	7,475	973,694
ConocoPhillips Co.	63,447	2,878,590
CONSOL Energy, Inc.	11,396	190,997
Continental Resources, Inc. (b)	2,300	76,889
Devon Energy Corp.	24,839	827,387
Diamondback Energy, Inc. (b)	3,908	374,699
Energen Corp. (b)	4,872	259,580
EOG Resources, Inc.	26,658	2,536,242
EQT Corp.	8,757	557,821
Extraction Oil & Gas, Inc.	5,669	69,048
Exxon Mobil Corp.	216,544	17,332,171
Gulfport Energy Corp. (b)	6,761	85,324
Hess Corp.	14,397	641,242
HollyFrontier Corp.	8,819	254,340
Kinder Morgan, Inc.	97,895	1,999,995
Kosmos Energy Ltd. (b)	8,976	59,242
Marathon Oil Corp.	43,687	534,292
Marathon Petroleum Corp.	26,389	1,477,520
Murphy Oil Corp.	9,156	243,366
Noble Energy, Inc.	25,169	727,636
Occidental Petroleum Corp.	38,928	2,410,811
Parsley Energy, Inc. Class A (b)	4,085	119,609
PBF Energy, Inc. Class A (a)	5,601	127,535
Phillips 66 Co.	22,182	1,857,743
Pioneer Natural Resources Co.	8,629	1,407,390
QEP Resources, Inc. (b)	12,318	105,565
Range Resources Corp.	11,387	240,380
Rice Energy, Inc. (b)	4,153	116,159
RSP Permian, Inc. (b)	3,495	120,088
SM Energy Co.	5,958	103,610
Southwestern Energy Co. (b)	25,510	145,407
Targa Resources Corp.	9,908	459,830
Tesoro Corp.	7,805	776,832
The Williams Companies, Inc.	36,381	1,156,188
Valero Energy Corp.	22,753	1,569,274
Whiting Petroleum Corp. (b)	19,611	102,958
World Fuel Services Corp.	3,476	112,414
WPX Energy, Inc. (b)	19,700	212,366
		56,783,960

TOTAL ENERGY		64,800,672

FINANCIALS - 25.5%
Banks - 12.0%
Associated Banc-Corp.	7,772	186,139
Bank of America Corp.	509,199	12,281,880
Bank of Hawaii Corp.	1,985	166,085
Bank of the Ozarks, Inc.	3,308	142,740
BankUnited, Inc.	5,848	201,288
BB&T Corp.	41,201	1,949,631
BOK Financial Corp.	1,176	100,042
CIT Group, Inc.	10,238	487,841
Citigroup, Inc.	140,684	9,629,820
Citizens Financial Group, Inc.	25,654	899,942
Comerica, Inc.	8,909	644,210
Commerce Bancshares, Inc.	5,341	309,992
Cullen/Frost Bankers, Inc.	2,840	257,815
East West Bancorp, Inc.	7,058	402,165
Fifth Third Bancorp	38,396	1,025,173
First Hawaiian, Inc.	2,504	73,868
First Horizon National Corp.	12,974	226,137
First Republic Bank	1,552	155,712
FNB Corp., Pennsylvania	16,033	219,652
Huntington Bancshares, Inc.	55,050	729,413
JPMorgan Chase & Co.	180,612	16,580,182
KeyCorp	55,252	996,746
M&T Bank Corp.	7,356	1,200,131
PacWest Bancorp	6,021	289,128
Peoples United Financial, Inc.	16,801	293,009
Pinnacle Financial Partners, Inc.	2,568	164,095
PNC Financial Services Group, Inc.	24,747	3,187,414
Popular, Inc.	5,009	211,079
Prosperity Bancshares, Inc.	3,348	214,607
Regions Financial Corp.	60,793	887,578
Signature Bank (b)	1,132	156,873
SunTrust Banks, Inc.	24,677	1,413,745
SVB Financial Group (b)	761	135,793
Synovus Financial Corp.	5,986	260,271
TCF Financial Corp.	7,482	117,916
U.S. Bancorp	80,816	4,265,468
Webster Financial Corp.	4,502	233,789
Wells Fargo & Co.	229,451	12,376,587
Western Alliance Bancorp. (b)	1,998	100,659
Zions Bancorporation	10,559	478,534
		73,653,149
Capital Markets - 3.9%
Affiliated Managers Group, Inc.	2,868	532,960
Ameriprise Financial, Inc.	806	116,773
Bank of New York Mellon Corp.	51,589	2,735,765
BGC Partners, Inc. Class A	9,040	113,994
BlackRock, Inc. Class A	6,351	2,708,892
Charles Schwab Corp.	12,333	529,086
CME Group, Inc.	17,327	2,124,637
E*TRADE Financial Corp. (b)	13,906	570,146
Federated Investors, Inc. Class B (non-vtg.)	3,253	93,784
Franklin Resources, Inc.	16,915	757,454
Goldman Sachs Group, Inc.	18,798	4,235,753
Interactive Brokers Group, Inc.	3,379	135,329
IntercontinentalExchange, Inc.	15,605	1,041,010
Invesco Ltd.	17,501	608,510
Lazard Ltd. Class A	565	26,391
Legg Mason, Inc.	3,394	135,794
Morgan Stanley	67,649	3,172,738
Morningstar, Inc.	54	4,459
Northern Trust Corp.	10,635	930,669
Raymond James Financial, Inc.	4,910	408,463
State Street Corp.	18,184	1,695,294
T. Rowe Price Group, Inc.	10,218	845,233
TD Ameritrade Holding Corp.	1,304	59,632
The NASDAQ OMX Group, Inc.	5,858	435,659
		24,018,425
Consumer Finance - 1.4%
Ally Financial, Inc.	23,391	529,572
American Express Co.	38,094	3,246,752
Capital One Financial Corp.	22,965	1,979,124
Credit Acceptance Corp. (b)	51	12,704
Discover Financial Services	19,492	1,187,842
Navient Corp.	13,938	205,586
OneMain Holdings, Inc. (b)	2,509	67,091
Santander Consumer U.S.A. Holdings, Inc. (b)	6,963	89,196
SLM Corp. (b)	21,378	236,868
Synchrony Financial	41,709	1,264,617
		8,819,352
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (b)	98,063	17,158,083
Leucadia National Corp.	12,485	324,985
Voya Financial, Inc.	8,928	350,335
		17,833,403
Insurance - 4.8%
AFLAC, Inc.	19,843	1,582,479
Alleghany Corp. (b)	763	467,978
Allstate Corp.	13,391	1,218,581
American Financial Group, Inc.	3,683	373,456
American International Group, Inc.	41,416	2,710,677
American National Insurance Co.	349	41,531
Arch Capital Group Ltd. (b)	5,141	500,014
Arthur J. Gallagher & Co.	2,633	154,794
Aspen Insurance Holdings Ltd.	1,924	93,891
Assurant, Inc.	2,158	227,173
Assured Guaranty Ltd.	6,306	283,833
Athene Holding Ltd.	2,222	112,278
Axis Capital Holdings Ltd.	4,083	263,680
Brown & Brown, Inc.	6,095	271,837
Chubb Ltd.	23,675	3,467,441
Cincinnati Financial Corp.	7,903	601,892
CNA Financial Corp.	1,274	66,184
Erie Indemnity Co. Class A	309	39,385
Everest Re Group Ltd.	2,086	547,346
First American Financial Corp.	5,352	259,090
FNF Group	13,217	645,783
Hanover Insurance Group, Inc.	2,114	200,534
Hartford Financial Services Group, Inc.	18,561	1,020,855
Lincoln National Corp.	11,450	836,537
Loews Corp.	14,444	703,134
Markel Corp. (b)	694	743,628
Mercury General Corp.	1,286	77,019
MetLife, Inc.	46,885	2,578,675
Old Republic International Corp.	12,005	235,538
Principal Financial Group, Inc.	13,488	900,324
ProAssurance Corp.	2,689	166,180
Prudential Financial, Inc.	21,995	2,490,494
Reinsurance Group of America, Inc.	3,323	465,885
RenaissanceRe Holdings Ltd.	1,858	272,959
The Travelers Companies, Inc.	14,264	1,827,076
Torchmark Corp.	6,068	479,190
Unum Group	11,566	579,804
Validus Holdings Ltd.	4,095	220,270
W.R. Berkley Corp.	4,908	338,505
White Mountains Insurance Group Ltd.	217	187,618
Willis Group Holdings PLC	6,440	958,787
XL Group Ltd.	8,962	397,913
		29,610,248
Mortgage Real Estate Investment Trusts - 0.4%
Agnc Investment Corp.	17,945	380,075
Annaly Capital Management, Inc.	54,461	655,166
Chimera Investment Corp.	9,360	176,155
MFA Financial, Inc.	19,931	169,214
New Residential Investment Corp.	15,421	262,157
Starwood Property Trust, Inc.	13,721	302,411
Two Harbors Investment Corp.	17,656	174,618
		2,119,796
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	24,776	325,309
TFS Financial Corp.	2,476	39,566
		364,875

TOTAL FINANCIALS		156,419,248

HEALTH CARE - 13.9%
Biotechnology - 1.2%
Agios Pharmaceuticals, Inc. (b)	147	8,223
Alexion Pharmaceuticals, Inc. (b)	2,132	292,809
Alnylam Pharmaceuticals, Inc. (b)	469	38,805
Amgen, Inc.	26,802	4,677,217
Biogen, Inc. (b)	638	184,758
Gilead Sciences, Inc.	18,887	1,437,112
Intrexon Corp. (a)(b)	679	14,660
Juno Therapeutics, Inc. (a)(b)	3,243	92,198
Opko Health, Inc. (a)(b)	15,090	97,331
United Therapeutics Corp. (b)	2,254	289,414
		7,132,527
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	86,456	4,251,906
Alere, Inc. (b)	4,450	224,236
Baxter International, Inc.	23,015	1,391,947
Danaher Corp.	31,318	2,552,104
Dentsply Sirona, Inc.	11,634	721,657
Hill-Rom Holdings, Inc.	198	14,755
Hologic, Inc. (b)	6,088	269,150
Medtronic PLC	64,926	5,451,836
Steris PLC	4,453	364,478
Teleflex, Inc.	1,953	404,701
The Cooper Companies, Inc.	548	133,641
Zimmer Biomet Holdings, Inc.	10,279	1,247,048
		17,027,459
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)(b)	3,902	206,533
Aetna, Inc.	11,193	1,727,192
Anthem, Inc.	13,578	2,528,359
Brookdale Senior Living, Inc. (b)	9,433	133,949
Cardinal Health, Inc.	16,193	1,251,071
Centene Corp. (b)	7,576	601,686
Cigna Corp.	1,547	268,497
DaVita HealthCare Partners, Inc. (b)	7,892	511,244
Envision Healthcare Corp. (b)	5,885	332,091
Express Scripts Holding Co. (b)	28,471	1,783,423
HCA Holdings, Inc. (b)	13,946	1,120,422
Humana, Inc.	456	105,427
Laboratory Corp. of America Holdings (b)	5,267	836,979
LifePoint Hospitals, Inc. (b)	1,461	86,783
McKesson Corp.	9,663	1,564,150
MEDNAX, Inc. (b)	4,785	224,799
Patterson Companies, Inc.	3,829	159,746
Premier, Inc. (b)	1,716	59,888
Quest Diagnostics, Inc.	7,031	761,528
Universal Health Services, Inc. Class B	4,463	494,634
Wellcare Health Plans, Inc. (b)	166	29,380
		14,787,781
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	12,433	743,369
Bio-Rad Laboratories, Inc. Class A (b)	1,050	247,412
Bruker Corp.	3,681	105,571
PerkinElmer, Inc.	4,517	297,354
QIAGEN NV (b)	7,739	254,149
Quintiles Transnational Holdings, Inc. (b)	2,174	196,856
Thermo Fisher Scientific, Inc.	10,932	1,918,894
VWR Corp. (b)	4,323	142,659
		3,906,264
Pharmaceuticals - 6.9%
Akorn, Inc. (b)	215	7,228
Allergan PLC	17,175	4,333,768
Bristol-Myers Squibb Co.	42,881	2,439,929
Endo International PLC (b)	11,387	125,485
Johnson & Johnson	116,650	15,481,788
Mallinckrodt PLC (b)	4,940	226,252
Merck & Co., Inc.	132,208	8,445,447
Mylan N.V. (b)	27,136	1,058,033
Perrigo Co. PLC	6,481	485,557
Pfizer, Inc.	302,269	10,023,240
		42,626,727

TOTAL HEALTH CARE		85,480,758

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.8%
Arconic, Inc.	19,775	490,222
General Dynamics Corp.	7,832	1,537,657
Hexcel Corp.	1,421	72,713
Huntington Ingalls Industries, Inc.	350	72,139
L3 Technologies, Inc.	3,929	687,457
Lockheed Martin Corp.	1,277	373,050
Orbital ATK, Inc.	2,921	298,468
Raytheon Co.	9,481	1,628,551
Spirit AeroSystems Holdings, Inc. Class A	6,126	370,194
Teledyne Technologies, Inc. (b)	1,717	234,096
Textron, Inc.	13,566	666,498
United Technologies Corp.	38,145	4,522,853
		10,953,898
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	2,856	168,161
XPO Logistics, Inc. (b)	1,374	82,591
		250,752
Airlines - 0.7%
Alaska Air Group, Inc.	1,125	95,884
American Airlines Group, Inc.	12,806	645,935
Copa Holdings SA Class A	1,442	180,913
Delta Air Lines, Inc.	34,724	1,713,977
JetBlue Airways Corp. (b)	17,155	376,209
Spirit Airlines, Inc. (b)	3,464	134,576
United Continental Holdings, Inc. (b)	14,359	971,817
		4,119,311
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	499	32,769
Johnson Controls International PLC	47,658	1,856,279
Lennox International, Inc.	133	22,743
Masco Corp.	5,544	211,393
Owens Corning	5,607	375,949
USG Corp. (b)	4,539	122,735
		2,621,868
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (b)	730	41,464
Pitney Bowes, Inc.	9,439	148,570
Republic Services, Inc.	11,688	750,603
Stericycle, Inc. (b)	4,316	332,677
Waste Management, Inc.	3,799	285,495
		1,558,809
Construction & Engineering - 0.2%
AECOM (b)	7,973	254,339
Fluor Corp.	7,104	308,527
Jacobs Engineering Group, Inc.	6,073	320,169
Quanta Services, Inc. (b)	5,625	189,731
Valmont Industries, Inc.	1,110	169,497
		1,242,263
Electrical Equipment - 0.8%
Acuity Brands, Inc. (a)	703	142,463
AMETEK, Inc.	9,825	605,024
Eaton Corp. PLC	22,742	1,779,562
Emerson Electric Co.	28,165	1,678,916
Fortive Corp.	1,376	89,082
Hubbell, Inc. Class B	1,090	129,481
Regal Beloit Corp.	2,259	188,288
Sensata Technologies Holding BV (b)	4,159	187,654
		4,800,470
Industrial Conglomerates - 2.0%
Carlisle Companies, Inc.	3,372	329,073
General Electric Co.	367,139	9,402,430
Honeywell International, Inc.	16,189	2,203,647
ITT, Inc.	4,783	196,103
Roper Technologies, Inc.	256	59,510
		12,190,763
Machinery - 1.3%
AGCO Corp.	3,621	261,219
Caterpillar, Inc.	2,735	311,653
Colfax Corp. (b)	4,488	185,265
Crane Co.	2,672	201,736
Cummins, Inc.	5,453	915,559
Donaldson Co., Inc.	480	22,795
Dover Corp.	7,013	589,092
Flowserve Corp.	7,011	288,362
IDEX Corp.	248	28,902
Ingersoll-Rand PLC	6,444	566,299
Oshkosh Corp.	3,764	259,189
PACCAR, Inc.	17,636	1,207,184
Parker Hannifin Corp.	842	139,755
Pentair PLC	8,566	540,258
Snap-On, Inc. (a)	2,538	391,360
Stanley Black & Decker, Inc.	6,946	977,233
Terex Corp.	4,521	177,992
Timken Co.	3,531	160,661
Trinity Industries, Inc.	7,442	203,985
Wabtec Corp.	2,919	219,976
Xylem, Inc.	4,232	240,081
		7,888,556
Marine - 0.0%
Kirby Corp. (b)	2,667	162,420
Professional Services - 0.3%
Dun & Bradstreet Corp.	1,135	125,713
IHS Markit Ltd. (b)	8,449	394,146
Manpower, Inc.	3,560	381,454
Nielsen Holdings PLC	18,244	784,674
		1,685,987
Road & Rail - 0.6%
AMERCO	272	105,688
CSX Corp.	4,644	229,135
Genesee & Wyoming, Inc. Class A (b)	3,157	205,710
Kansas City Southern	5,389	556,091
Norfolk Southern Corp.	14,767	1,662,469
Old Dominion Freight Lines, Inc.	1,090	104,542
Ryder System, Inc.	2,645	192,450
Union Pacific Corp.	3,776	388,777
		3,444,862
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	4,658	184,364
MSC Industrial Direct Co., Inc. Class A	1,393	99,196
W.W. Grainger, Inc.	144	24,011
WESCO International, Inc. (b)	2,513	128,791
		436,362
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	3,944	298,995

TOTAL INDUSTRIALS		51,655,316

INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.7%
Arris International PLC (b)	9,001	251,668
Brocade Communications Systems, Inc.	20,423	257,942
Cisco Systems, Inc.	256,290	8,060,321
CommScope Holding Co., Inc. (b)	4,716	173,454
EchoStar Holding Corp. Class A (b)	2,396	145,509
Harris Corp.	4,777	546,823
Juniper Networks, Inc.	19,187	536,277
Motorola Solutions, Inc.	7,606	689,712
		10,661,706
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (b)	4,500	365,805
Avnet, Inc.	6,122	234,962
Corning, Inc.	43,996	1,282,043
Dolby Laboratories, Inc. Class A	2,581	133,567
FLIR Systems, Inc.	2,998	111,885
Jabil, Inc.	9,327	284,474
Keysight Technologies, Inc. (b)	9,562	397,684
National Instruments Corp.	1,658	68,210
Trimble, Inc. (b)	2,469	92,415
		2,971,045
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (b)	8,548	402,953
eBay, Inc. (b)	51,558	1,842,167
LogMeIn, Inc.	992	115,518
Twitter, Inc. (b)	31,594	508,347
Zillow Group, Inc.:
Class A (b)	762	34,618
Class C (a)(b)	1,724	77,856
		2,981,459
IT Services - 0.7%
Amdocs Ltd.	7,321	491,752
Booz Allen Hamilton Holding Corp. Class A	407	13,960
Conduent, Inc. (b)	9,568	157,968
CoreLogic, Inc. (b)	1,636	74,520
DST Systems, Inc.	2,990	164,151
Fidelity National Information Services, Inc.	7,145	651,767
IBM Corp.	13,759	1,990,515
Leidos Holdings, Inc.	7,117	380,332
Sabre Corp.	2,149	47,557
Teradata Corp. (b)	6,543	208,198
WEX, Inc. (b)	371	40,320
		4,221,040
Semiconductors & Semiconductor Equipment - 2.4%
Cypress Semiconductor Corp. (a)	15,040	213,568
First Solar, Inc. (a)(b)	4,095	201,924
Intel Corp.	241,030	8,549,334
Marvell Technology Group Ltd.	20,197	314,265
Micron Technology, Inc. (b)	12,959	364,407
Microsemi Corp. (b)	1,027	53,486
NXP Semiconductors NV (b)	7,379	814,125
ON Semiconductor Corp. (b)	1,101	16,460
Qorvo, Inc. (b)	3,011	206,434
Qualcomm, Inc.	75,696	4,026,270
Teradyne, Inc.	627	21,688
Versum Materials, Inc.	4,972	175,313
Xilinx, Inc.	634	40,107
		14,997,381
Software - 1.4%
Autodesk, Inc. (b)	1,880	208,285
CA Technologies, Inc.	15,933	494,560
FireEye, Inc. (a)(b)	9,048	132,372
Guidewire Software, Inc. (b)	2,313	166,906
Nuance Communications, Inc. (b)	14,807	256,161
Oracle Corp.	135,031	6,742,098
SS&C Technologies Holdings, Inc.	649	25,155
Synopsys, Inc. (b)	6,965	533,310
Zynga, Inc. (b)	39,788	143,635
		8,702,482
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	84,396	1,477,774
HP, Inc.	86,339	1,649,075
NetApp, Inc.	1,858	80,674
Western Digital Corp.	12,839	1,092,856
Xerox Corp.	12,236	375,278
		4,675,657

TOTAL INFORMATION TECHNOLOGY		49,210,770

MATERIALS - 2.7%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	10,923	1,552,704
Albemarle Corp. U.S.	4,534	525,037
Ashland Global Holdings, Inc.	3,130	203,356
Cabot Corp.	3,068	166,684
Celanese Corp. Class A	2,984	286,971
CF Industries Holdings, Inc.	11,705	343,542
Eastman Chemical Co.	7,297	606,819
Huntsman Corp.	5,259	139,995
LyondellBasell Industries NV Class A	9,568	861,981
NewMarket Corp.	24	11,043
Olin Corp.	8,204	241,854
Platform Specialty Products Corp. (b)	5,649	79,142
PPG Industries, Inc.	847	89,147
Praxair, Inc.	1,881	244,831
RPM International, Inc.	519	26,921
The Dow Chemical Co.	62,596	4,021,167
The Mosaic Co.	17,824	430,271
The Scotts Miracle-Gro Co. Class A	161	15,454
Valvoline, Inc.	10,159	230,305
Westlake Chemical Corp.	839	59,032
		10,136,256
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	281	63,627
Vulcan Materials Co.	428	52,695
		116,322
Containers & Packaging - 0.4%
Aptargroup, Inc.	2,341	189,457
Ardagh Group SA	409	9,178
Avery Dennison Corp.	233	21,653
Ball Corp.	8,067	338,007
Bemis Co., Inc.	4,522	191,597
Crown Holdings, Inc. (b)	1,874	111,447
Graphic Packaging Holding Co.	4,335	57,179
International Paper Co.	2,017	110,895
Owens-Illinois, Inc. (b)	1,660	39,674
Sealed Air Corp.	4,704	204,671
Sonoco Products Co.	5,088	246,666
WestRock Co.	12,571	721,827
		2,242,251
Metals & Mining - 0.7%
Alcoa Corp.	9,621	350,204
Freeport-McMoRan, Inc. (b)	55,137	806,103
Newmont Mining Corp.	27,073	1,006,303
Nucor Corp.	16,371	944,116
Reliance Steel & Aluminum Co.	3,495	252,898
Royal Gold, Inc.	2,056	178,173
Southern Copper Corp. (a)	413	16,247
Steel Dynamics, Inc.	10,643	376,869
Tahoe Resources, Inc.	16,354	89,460
United States Steel Corp.	8,674	203,752
		4,224,125
Paper & Forest Products - 0.0%
Domtar Corp.	3,362	131,320

TOTAL MATERIALS		16,850,274

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Alexandria Real Estate Equities, Inc.	4,602	557,993
American Campus Communities, Inc.	6,958	333,567
American Homes 4 Rent Class A	11,245	258,747
Apartment Investment & Management Co. Class A	8,451	384,943
Apple Hospitality (REIT), Inc.	10,637	196,359
AvalonBay Communities, Inc.	7,033	1,352,798
Boston Properties, Inc.	6,690	808,888
Brandywine Realty Trust (SBI)	8,137	136,783
Brixmor Property Group, Inc.	15,404	301,764
Camden Property Trust (SBI)	4,497	403,381
Colony NorthStar, Inc.	27,644	404,708
Columbia Property Trust, Inc.	5,768	125,454
Communications Sales & Leasing, Inc.	8,278	211,917
Corporate Office Properties Trust (SBI)	5,055	168,281
Corrections Corp. of America	5,920	163,984
CubeSmart	2,723	67,149
CyrusOne, Inc.	498	29,736
DCT Industrial Trust, Inc.	4,935	278,038
DDR Corp.	16,443	167,554
Digital Realty Trust, Inc.	2,463	284,082
Douglas Emmett, Inc.	2,338	89,452
Duke Realty Corp.	18,143	518,708
Empire State Realty Trust, Inc.	5,999	125,319
EPR Properties	3,201	231,688
Equity Commonwealth (b)	6,183	195,259
Equity Residential (SBI)	18,128	1,233,792
Essex Property Trust, Inc.	3,353	877,480
Extra Space Storage, Inc.	872	69,324
Federal Realty Investment Trust (SBI)	2,367	313,935
Forest City Realty Trust, Inc. Class A	11,774	287,050
Gaming & Leisure Properties	6,567	249,152
General Growth Properties, Inc.	31,554	713,436
HCP, Inc.	24,057	761,404
Healthcare Trust of America, Inc.	10,227	312,844
Highwoods Properties, Inc. (SBI)	5,087	262,082
Hospitality Properties Trust (SBI)	7,998	232,422
Host Hotels & Resorts, Inc.	37,389	697,679
Hudson Pacific Properties, Inc.	7,148	233,883
Invitation Homes, Inc.	4,146	88,393
Iron Mountain, Inc.	1,559	56,794
JBG SMITH Properties (b)	4,234	150,222
Kilroy Realty Corp.	4,932	342,330
Kimco Realty Corp.	20,910	421,964
Lamar Advertising Co. Class A	414	29,216
Liberty Property Trust (SBI)	7,191	302,166
Life Storage, Inc.	2,328	170,037
Medical Properties Trust, Inc.	18,100	234,938
Mid-America Apartment Communities, Inc.	5,720	592,192
National Retail Properties, Inc.	8,002	319,920
Omega Healthcare Investors, Inc.	9,782	309,013
Outfront Media, Inc.	6,046	138,272
Paramount Group, Inc.	9,347	153,010
Park Hotels & Resorts, Inc.	6,440	173,429
Piedmont Office Realty Trust, Inc. Class A	6,826	143,414
Prologis, Inc.	26,988	1,641,140
Rayonier, Inc.	6,406	186,222
Realty Income Corp.	13,802	787,542
Regency Centers Corp.	7,533	498,835
Retail Properties America, Inc.	12,103	160,123
Senior Housing Properties Trust (SBI)	11,771	228,946
Simon Property Group, Inc.	1,443	228,716
SL Green Realty Corp.	5,111	527,813
Spirit Realty Capital, Inc.	24,171	191,676
Store Capital Corp.	8,487	198,511
Sun Communities, Inc.	3,745	333,342
Tanger Factory Outlet Centers, Inc.	4,840	127,921
Taubman Centers, Inc.	1,401	79,675
The Macerich Co.	7,352	421,931
UDR, Inc.	13,361	522,281
Ventas, Inc.	18,166	1,223,480
VEREIT, Inc.	48,879	406,184
Vornado Realty Trust	8,853	702,486
Weingarten Realty Investors (SBI)	6,091	197,714
Welltower, Inc.	18,760	1,376,796
Weyerhaeuser Co.	38,014	1,255,222
WP Carey, Inc.	5,554	380,505
		29,343,406
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	8,726	331,501
Howard Hughes Corp. (b)	1,824	229,477
Jones Lang LaSalle, Inc.	2,270	288,789
Realogy Holdings Corp.	6,774	224,897
		1,074,664

TOTAL REAL ESTATE		30,418,070

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	314,386	12,261,054
CenturyLink, Inc. (a)	27,736	645,417
Level 3 Communications, Inc. (b)	14,972	878,557
Verizon Communications, Inc.	104,407	5,053,299
		18,838,327
Wireless Telecommunication Services - 0.1%
Sprint Corp. (b)	32,404	258,584
T-Mobile U.S., Inc. (b)	5,617	346,344
Telephone & Data Systems, Inc.	4,963	141,098
U.S. Cellular Corp. (b)	659	24,963
		770,989

TOTAL TELECOMMUNICATION SERVICES		19,609,316

UTILITIES - 6.2%
Electric Utilities - 3.7%
Alliant Energy Corp.	11,147	451,788
American Electric Power Co., Inc.	25,068	1,768,297
Duke Energy Corp.	35,491	3,020,994
Edison International	16,239	1,277,685
Entergy Corp.	9,328	715,644
Eversource Energy	16,168	982,853
Exelon Corp.	47,160	1,808,114
FirstEnergy Corp.	22,527	718,837
Great Plains Energy, Inc.	11,268	347,730
Hawaiian Electric Industries, Inc.	5,872	193,717
NextEra Energy, Inc.	23,804	3,477,526
OGE Energy Corp.	10,331	370,470
PG&E Corp.	26,092	1,766,167
Pinnacle West Capital Corp.	5,658	490,718
PPL Corp.	34,935	1,339,059
Southern Co.	50,990	2,443,951
Vistra Energy Corp.	11,983	196,881
Westar Energy, Inc.	7,176	364,182
Xcel Energy, Inc.	25,853	1,223,105
		22,957,718
Gas Utilities - 0.2%
Atmos Energy Corp.	5,428	470,933
National Fuel Gas Co.	4,000	236,840
UGI Corp.	8,536	430,812
		1,138,585
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (b)	18,585	267,252
NRG Energy, Inc.	12,038	296,376
The AES Corp.	35,034	391,680
		955,308
Multi-Utilities - 1.9%
Ameren Corp.	12,315	690,872
Avangrid, Inc.	2,936	133,353
CenterPoint Energy, Inc.	21,743	612,935
CMS Energy Corp.	13,992	646,990
Consolidated Edison, Inc.	15,623	1,294,522
Dominion Resources, Inc.	32,015	2,470,918
DTE Energy Co.	9,075	971,570
MDU Resources Group, Inc.	9,694	255,437
NiSource, Inc.	16,491	429,755
Public Service Enterprise Group, Inc.	25,952	1,167,061
SCANA Corp.	6,714	432,180
Sempra Energy	12,798	1,446,302
Vectren Corp.	4,217	253,484
WEC Energy Group, Inc.	15,998	1,007,394
		11,812,773
Water Utilities - 0.2%
American Water Works Co., Inc.	9,146	741,741
Aqua America, Inc.	10,047	335,369
		1,077,110

TOTAL UTILITIES		37,941,494

TOTAL COMMON STOCKS
(Cost $582,039,116)		610,769,306

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.11% (c)	3,261,862	3,262,514
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	3,768,577	3,768,954
TOTAL MONEY MARKET FUNDS
(Cost $7,031,468)		7,031,468
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $589,070,584)		617,800,774
NET OTHER ASSETS (LIABILITIES) - (0.5)%(e)		(3,325,841)
NET ASSETS - 100%		$614,474,933

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
28 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2017	$3,455,200	$34,260

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $67,200 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,019
Fidelity Securities Lending Cash Central Fund	4,276
Total	$30,295

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $591,929,620. Net unrealized appreciation aggregated $25,871,154, of which $40,502,386 related to appreciated investment securities and $14,631,232 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Index Fund

July 31, 2017

ZMP-QTLY-0917
1.9881624.100

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.0%
Adient PLC	7	$458
BorgWarner, Inc.	12	561
Delphi Automotive PLC	16	1,447
Gentex Corp.	20	340
Lear Corp.	4	593
The Goodyear Tire & Rubber Co.	16	504
Visteon Corp. (a)	2	223
		4,126
Automobiles - 0.2%
Harley-Davidson, Inc.	11	535
Thor Industries, Inc.	3	316
		851
Distributors - 0.4%
Genuine Parts Co.	9	764
LKQ Corp. (a)	20	691
Pool Corp.	2	216
		1,671
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	3	237
Graham Holdings Co.	1	592
H&R Block, Inc.	13	397
Service Corp. International	12	417
ServiceMaster Global Holdings, Inc. (a)	8	352
		1,995
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	15	598
Chipotle Mexican Grill, Inc. (a)	2	688
Choice Hotels International, Inc.	2	129
Darden Restaurants, Inc.	7	587
Domino's Pizza, Inc.	3	560
Dunkin' Brands Group, Inc.	6	318
Extended Stay America, Inc. unit	8	158
Hilton Grand Vacations, Inc. (a)	4	147
Hilton, Inc.	12	750
Hyatt Hotels Corp. Class A (a)	2	111
International Game Technology PLC	8	152
MGM Mirage, Inc.	31	1,021
Norwegian Cruise Line Holdings Ltd. (a)	10	551
Royal Caribbean Cruises Ltd.	10	1,131
Six Flags Entertainment Corp.	5	284
U.S. Foods Holding Corp. (a)	11	310
Vail Resorts, Inc.	2	422
Wendy's Co.	10	154
Wyndham Worldwide Corp.	6	626
Wynn Resorts Ltd.	5	647
Yum China Holdings, Inc.	22	787
		10,131
Household Durables - 1.7%
CalAtlantic Group, Inc.	3	105
D.R. Horton, Inc.	21	749
Garmin Ltd.	6	301
Leggett & Platt, Inc.	7	337
Lennar Corp. Class A	13	682
Mohawk Industries, Inc. (a)	4	996
Newell Brands, Inc.	29	1,529
PulteGroup, Inc.	19	464
Tempur Sealy International, Inc. (a)	3	173
Toll Brothers, Inc.	10	386
Tupperware Brands Corp.	3	182
Whirlpool Corp.	5	889
		6,793
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	7	1,095
Liberty Expedia Holdings, Inc.	3	171
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	4	242
Series A (a)	25	599
TripAdvisor, Inc. (a)	7	273
Wayfair LLC Class A (a)	2	153
		2,533
Leisure Products - 0.4%
Brunswick Corp.	5	283
Hasbro, Inc.	7	741
Mattel, Inc.	21	420
Polaris Industries, Inc.	4	359
		1,803
Media - 2.0%
AMC Networks, Inc. Class A (a)	3	192
Cinemark Holdings, Inc.	7	272
Discovery Communications, Inc.:
Class A (a)	10	246
Class C (non-vtg.) (a)	14	324
Interpublic Group of Companies, Inc.	25	540
John Wiley & Sons, Inc. Class A	2	111
Liberty Broadband Corp.:
Class A (a)	2	198
Class C(a)	6	595
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	6	211
Liberty Media Class A (a)	3	101
Liberty SiriusXM Series A (a)	4	185
Liberty SiriusXM Series C (a)	13	598
Lions Gate Entertainment Corp.:
Class A	4	118
Class B (a)	4	110
Live Nation Entertainment, Inc. (a)	8	298
News Corp.:
Class A	20	286
Class B	8	118
Omnicom Group, Inc.	14	1,102
Regal Entertainment Group Class A	5	95
Scripps Networks Interactive, Inc. Class A	6	524
Sirius XM Holdings, Inc.	92	539
Tegna, Inc.	10	148
The Madison Square Garden Co. (a)	1	220
Tribune Media Co. Class A	4	169
Viacom, Inc. Class B (non-vtg.)	22	768
		8,068
Multiline Retail - 0.9%
Dollar General Corp.	17	1,278
Dollar Tree, Inc. (a)	14	1,009
Kohl's Corp.	12	496
Macy's, Inc.	17	404
Nordstrom, Inc.	6	291
		3,478
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	4	448
AutoNation, Inc. (a)	3	127
AutoZone, Inc. (a)	2	1,080
Bed Bath & Beyond, Inc.	7	209
Best Buy Co., Inc.	16	933
Burlington Stores, Inc. (a)	4	348
Cabela's, Inc. Class A (a)	3	171
CarMax, Inc. (a)	12	795
Dick's Sporting Goods, Inc.	4	149
Floor & Decor Holdings, Inc. Class A	2	69
Foot Locker, Inc.	8	378
GameStop Corp. Class A	5	108
Gap, Inc.	16	381
L Brands, Inc.	15	696
Michaels Companies, Inc. (a)	5	101
Murphy U.S.A., Inc. (a)	2	151
O'Reilly Automotive, Inc. (a)	6	1,226
Penske Automotive Group, Inc.	2	87
Ross Stores, Inc.	24	1,328
Sally Beauty Holdings, Inc. (a)	7	142
Signet Jewelers Ltd.	4	245
Staples, Inc.	37	376
Tiffany & Co., Inc.	6	573
Tractor Supply Co.	7	393
Ulta Beauty, Inc. (a)	4	1,005
Urban Outfitters, Inc. (a)	4	78
Williams-Sonoma, Inc.	6	279
		11,876
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	3	260
Coach, Inc.	17	801
Hanesbrands, Inc.	23	527
lululemon athletica, Inc. (a)	5	308
Michael Kors Holdings Ltd. (a)	8	292
PVH Corp.	5	596
Ralph Lauren Corp.	3	227
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9	253
Under Armour, Inc.:
Class A (sub. vtg.) (a)	10	200
Class C (non-vtg.) (a)	13	235
VF Corp.	21	1,306
		5,005

TOTAL CONSUMER DISCRETIONARY		58,330

CONSUMER STAPLES - 4.3%
Beverages - 0.6%
Brown-Forman Corp.:
Class A	4	206
Class B (non-vtg.)	10	494
Dr. Pepper Snapple Group, Inc.	11	1,003
Molson Coors Brewing Co. Class B	10	890
		2,593
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	2	214
Rite Aid Corp. (a)	48	108
Sprouts Farmers Market LLC (a)	9	217
Welbilt, Inc. (a)	6	117
Whole Foods Market, Inc.	19	793
		1,449
Food Products - 2.4%
Blue Buffalo Pet Products, Inc. (a)	4	89
Bunge Ltd.	9	706
Campbell Soup Co.	11	581
ConAgra Foods, Inc.	25	856
Flowers Foods, Inc.	12	211
Hormel Foods Corp.	16	547
Ingredion, Inc.	4	493
Kellogg Co.	15	1,020
Lamb Weston Holdings, Inc.	9	396
McCormick & Co., Inc. (non-vtg.)	7	667
Pilgrim's Pride Corp. (a)	4	97
Pinnacle Foods, Inc.	7	416
Post Holdings, Inc. (a)	4	333
The Hain Celestial Group, Inc. (a)	8	358
The Hershey Co.	8	842
The J.M. Smucker Co.	7	853
TreeHouse Foods, Inc. (a)	3	254
Tyson Foods, Inc. Class A	17	1,077
		9,796
Household Products - 0.6%
Church & Dwight Co., Inc.	15	800
Clorox Co.	8	1,068
Energizer Holdings, Inc.	3	138
Spectrum Brands Holdings, Inc.	2	231
		2,237
Personal Products - 0.3%
Coty, Inc. Class A	29	594
Edgewell Personal Care Co. (a)	3	217
Herbalife Ltd. (a)	4	266
Nu Skin Enterprises, Inc. Class A	3	190
		1,267

TOTAL CONSUMER STAPLES		17,342

ENERGY - 5.5%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	26	959
Helmerich & Payne, Inc.	7	354
Nabors Industries Ltd.	13	100
National Oilwell Varco, Inc.	23	752
Oceaneering International, Inc.	5	128
Patterson-UTI Energy, Inc.	12	232
RPC, Inc.	2	41
Transocean Ltd. (United States) (a)	22	190
Weatherford International PLC (a)	46	205
		2,961
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp. (a)	13	268
Apache Corp.	23	1,138
Cabot Oil & Gas Corp.	28	696
Centennial Resource Development, Inc. Class A	7	117
Cheniere Energy, Inc. (a)	12	542
Chesapeake Energy Corp. (a)	48	238
Cimarex Energy Co.	6	594
Concho Resources, Inc. (a)	9	1,172
CONSOL Energy, Inc.	18	302
Continental Resources, Inc. (a)	4	134
Devon Energy Corp.	33	1,099
Diamondback Energy, Inc. (a)	6	575
Energen Corp. (a)	5	266
EQT Corp.	10	637
Extraction Oil & Gas, Inc.	7	85
Gulfport Energy Corp. (a)	7	88
Hess Corp.	17	757
HollyFrontier Corp.	11	317
Kosmos Energy Ltd. (a)	13	86
Laredo Petroleum, Inc. (a)	8	104
Marathon Oil Corp.	50	612
Marathon Petroleum Corp.	31	1,736
Murphy Oil Corp.	12	319
Newfield Exploration Co. (a)	13	373
Noble Energy, Inc.	30	867
ONEOK, Inc.	13	735
Parsley Energy, Inc. Class A (a)	13	381
PBF Energy, Inc. Class A	5	114
QEP Resources, Inc. (a)	11	94
Range Resources Corp.	13	274
Rice Energy, Inc. (a)	10	280
RSP Permian, Inc. (a)	7	241
SM Energy Co.	5	87
Southwestern Energy Co. (a)	44	251
Targa Resources Corp.	12	557
Tesoro Corp.	9	896
The Williams Companies, Inc.	50	1,589
Whiting Petroleum Corp. (a)	24	126
World Fuel Services Corp.	10	323
WPX Energy, Inc. (a)	27	291
		19,361

TOTAL ENERGY		22,322

FINANCIALS - 14.4%
Banks - 4.4%
Associated Banc-Corp.	13	311
Bank of Hawaii Corp.	2	167
Bank of the Ozarks, Inc.	6	259
BankUnited, Inc.	8	275
BOK Financial Corp.	1	85
CIT Group, Inc.	11	524
Citizens Financial Group, Inc.	31	1,087
Comerica, Inc.	11	795
Commerce Bancshares, Inc.	6	348
Cullen/Frost Bankers, Inc.	3	272
East West Bancorp, Inc.	9	513
Fifth Third Bancorp	46	1,228
First Hawaiian, Inc.	4	118
First Horizon National Corp.	17	296
First Republic Bank	9	903
FNB Corp., Pennsylvania	18	247
Huntington Bancshares, Inc.	67	888
KeyCorp	66	1,191
M&T Bank Corp.	10	1,632
PacWest Bancorp	8	384
Peoples United Financial, Inc.	20	349
Pinnacle Financial Partners, Inc.	4	256
Popular, Inc.	5	211
Prosperity Bancshares, Inc.	6	385
Regions Financial Corp.	73	1,066
Signature Bank (a)	3	416
SunTrust Banks, Inc.	32	1,833
SVB Financial Group (a)	3	535
Synovus Financial Corp.	8	348
TCF Financial Corp.	7	110
Webster Financial Corp.	5	260
Western Alliance Bancorp. (a)	6	302
Zions Bancorporation	11	499
		18,093
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	4	743
Ameriprise Financial, Inc.	9	1,304
BGC Partners, Inc. Class A	11	139
CBOE Holdings, Inc.	7	662
E*TRADE Financial Corp. (a)	17	697
Eaton Vance Corp. (non-vtg.)	7	344
FactSet Research Systems, Inc.	2	334
Federated Investors, Inc. Class B (non-vtg.)	7	202
Interactive Brokers Group, Inc.	3	120
Invesco Ltd.	25	869
Lazard Ltd. Class A	9	420
Legg Mason, Inc.	5	200
LPL Financial	6	275
MarketAxess Holdings, Inc.	2	406
Moody's Corp.	10	1,316
Morningstar, Inc.	1	83
MSCI, Inc.	5	545
Northern Trust Corp.	13	1,138
Raymond James Financial, Inc.	8	666
SEI Investments Co.	7	396
T. Rowe Price Group, Inc.	14	1,158
TD Ameritrade Holding Corp.	15	686
The NASDAQ OMX Group, Inc.	6	446
		13,149
Consumer Finance - 1.1%
Ally Financial, Inc.	29	657
Credit Acceptance Corp. (a)	1	249
Discover Financial Services	23	1,402
Navient Corp.	14	207
OneMain Holdings, Inc. (a)	4	107
Santander Consumer U.S.A. Holdings, Inc. (a)	7	90
SLM Corp. (a)	27	299
Synchrony Financial	49	1,486
		4,497
Diversified Financial Services - 0.2%
Leucadia National Corp.	18	469
Voya Financial, Inc.	10	392
		861
Insurance - 4.7%
Alleghany Corp. (a)	1	613
American Financial Group, Inc.	4	406
Arch Capital Group Ltd. (a)	7	681
Arthur J. Gallagher & Co.	10	588
Aspen Insurance Holdings Ltd.	3	146
Assurant, Inc.	3	316
Assured Guaranty Ltd.	9	405
Athene Holding Ltd.	2	101
Axis Capital Holdings Ltd.	6	387
Brown & Brown, Inc.	8	357
Cincinnati Financial Corp.	10	762
CNA Financial Corp.	2	104
Erie Indemnity Co. Class A	2	255
Everest Re Group Ltd.	3	787
First American Financial Corp.	7	339
FNF Group	16	782
Hanover Insurance Group, Inc.	2	190
Hartford Financial Services Group, Inc.	22	1,210
Lincoln National Corp.	14	1,023
Loews Corp.	15	730
Markel Corp. (a)	1	1,072
Mercury General Corp.	2	120
Old Republic International Corp.	17	334
Principal Financial Group, Inc.	16	1,068
ProAssurance Corp.	4	247
Progressive Corp.	34	1,602
Reinsurance Group of America, Inc.	4	561
RenaissanceRe Holdings Ltd.	2	294
Torchmark Corp.	6	474
Unum Group	14	702
Validus Holdings Ltd.	4	215
W.R. Berkley Corp.	6	414
Willis Group Holdings PLC	8	1,191
XL Group Ltd.	14	622
		19,098
Mortgage Real Estate Investment Trusts - 0.7%
Agnc Investment Corp.	21	445
Annaly Capital Management, Inc.	63	758
Chimera Investment Corp.	14	263
MFA Financial, Inc.	30	255
New Residential Investment Corp.	17	289
Starwood Property Trust, Inc.	17	375
Two Harbors Investment Corp.	26	257
		2,642
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	31	407

TOTAL FINANCIALS		58,747

HEALTH CARE - 10.3%
Biotechnology - 1.5%
ACADIA Pharmaceuticals, Inc. (a)	7	208
Agios Pharmaceuticals, Inc. (a)	2	112
Alkermes PLC (a)	10	544
Alnylam Pharmaceuticals, Inc. (a)	4	331
BioMarin Pharmaceutical, Inc. (a)	11	965
Bioverativ, Inc.	7	434
Exelixis, Inc. (a)	16	434
Incyte Corp. (a)	10	1,333
Intercept Pharmaceuticals, Inc. (a)	1	117
Intrexon Corp. (a)	4	86
Ionis Pharmaceuticals, Inc. (a)	7	367
Juno Therapeutics, Inc. (a)	3	85
Neurocrine Biosciences, Inc. (a)	6	288
Opko Health, Inc. (a)	15	97
Seattle Genetics, Inc. (a)	5	253
TESARO, Inc. (a)	2	255
United Therapeutics Corp. (a)	3	385
		6,294
Health Care Equipment & Supplies - 3.1%
Abiomed, Inc. (a)	3	444
Alere, Inc. (a)	6	302
Align Technology, Inc. (a)	5	836
C.R. Bard, Inc.	5	1,603
Dentsply Sirona, Inc.	14	868
DexCom, Inc. (a)	5	333
Edwards Lifesciences Corp. (a)	13	1,497
Hill-Rom Holdings, Inc.	4	298
Hologic, Inc. (a)	17	752
IDEXX Laboratories, Inc. (a)	5	832
ResMed, Inc.	9	694
Steris PLC	5	409
Teleflex, Inc.	3	622
The Cooper Companies, Inc.	3	732
Varian Medical Systems, Inc. (a)	5	486
West Pharmaceutical Services, Inc.	4	355
Zimmer Biomet Holdings, Inc.	12	1,456
		12,519
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)	5	265
AmerisourceBergen Corp.	9	844
Brookdale Senior Living, Inc. (a)	9	128
Cardinal Health, Inc.	19	1,468
Centene Corp. (a)	10	794
DaVita HealthCare Partners, Inc. (a)	10	648
Envision Healthcare Corp. (a)	7	395
Henry Schein, Inc. (a)	5	911
Laboratory Corp. of America Holdings (a)	6	953
LifePoint Hospitals, Inc. (a)	2	119
MEDNAX, Inc. (a)	5	235
Patterson Companies, Inc.	4	167
Premier, Inc. (a)	3	105
Quest Diagnostics, Inc.	8	866
Universal Health Services, Inc. Class B	5	554
VCA, Inc. (a)	5	463
Wellcare Health Plans, Inc. (a)	3	531
		9,446
Health Care Technology - 0.5%
athenahealth, Inc. (a)	3	415
Cerner Corp. (a)	17	1,094
Veeva Systems, Inc. Class A (a)	7	446
		1,955
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	20	1,196
Bio-Rad Laboratories, Inc. Class A (a)	1	236
Bio-Techne Corp.	2	232
Bruker Corp.	5	143
Charles River Laboratories International, Inc. (a)	3	295
Illumina, Inc. (a)	9	1,565
Mettler-Toledo International, Inc. (a)	2	1,146
PerkinElmer, Inc.	6	395
QIAGEN NV (a)	14	460
Quintiles Transnational Holdings, Inc. (a)	8	724
VWR Corp. (a)	4	132
Waters Corp. (a)	5	867
		7,391
Pharmaceuticals - 1.1%
Akorn, Inc. (a)	4	134
Endo International PLC (a)	18	198
Mallinckrodt PLC (a)	5	229
Mylan N.V. (a)	33	1,287
Patheon NV	1	35
Perrigo Co. PLC	8	599
Zoetis, Inc. Class A	30	1,876
		4,358

TOTAL HEALTH CARE		41,963

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.6%
Arconic, Inc.	24	595
BWX Technologies, Inc.	6	316
HEICO Corp.	2	161
HEICO Corp. Class A	2	142
Hexcel Corp.	6	307
Huntington Ingalls Industries, Inc.	3	618
L3 Technologies, Inc.	5	875
Orbital ATK, Inc.	3	307
Rockwell Collins, Inc.	10	1,065
Spirit AeroSystems Holdings, Inc. Class A	7	423
Teledyne Technologies, Inc. (a)	2	273
Textron, Inc.	15	737
TransDigm Group, Inc.	3	846
		6,665
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	9	590
Expeditors International of Washington, Inc.	11	648
XPO Logistics, Inc. (a)	6	361
		1,599
Airlines - 1.0%
Alaska Air Group, Inc.	7	597
American Airlines Group, Inc.	27	1,362
Copa Holdings SA Class A	2	251
JetBlue Airways Corp. (a)	22	482
Spirit Airlines, Inc. (a)	4	155
United Continental Holdings, Inc. (a)	17	1,151
		3,998
Building Products - 0.8%
A.O. Smith Corp.	9	482
Allegion PLC	5	406
Armstrong World Industries, Inc. (a)	2	97
Fortune Brands Home & Security, Inc.	10	657
Lennox International, Inc.	2	342
Masco Corp.	20	763
Owens Corning	6	402
USG Corp. (a)	4	108
		3,257
Commercial Services & Supplies - 0.8%
Cintas Corp.	5	674
Clean Harbors, Inc. (a)	3	170
Copart, Inc. (a)	13	409
KAR Auction Services, Inc.	8	336
Pitney Bowes, Inc.	9	142
Republic Services, Inc.	14	899
Rollins, Inc.	5	217
Stericycle, Inc. (a)	5	385
		3,232
Construction & Engineering - 0.4%
AECOM (a)	10	319
Fluor Corp.	9	391
Jacobs Engineering Group, Inc.	8	422
Quanta Services, Inc. (a)	10	337
Valmont Industries, Inc.	1	153
		1,622
Electrical Equipment - 1.2%
Acuity Brands, Inc.	3	608
AMETEK, Inc.	14	862
Fortive Corp.	18	1,165
Hubbell, Inc. Class B	3	356
Regal Beloit Corp.	3	250
Rockwell Automation, Inc.	8	1,320
Sensata Technologies Holding BV (a)	11	496
		5,057
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	4	390
ITT, Inc.	7	287
Roper Technologies, Inc.	6	1,395
		2,072
Machinery - 3.9%
AGCO Corp.	5	361
Allison Transmission Holdings, Inc.	7	265
Colfax Corp. (a)	5	206
Crane Co.	3	227
Cummins, Inc.	11	1,847
Donaldson Co., Inc.	9	427
Dover Corp.	9	756
Flowserve Corp.	8	329
Gardner Denver Holdings, Inc.	1	23
Graco, Inc.	3	348
IDEX Corp.	5	583
Ingersoll-Rand PLC	15	1,318
Lincoln Electric Holdings, Inc.	3	262
Middleby Corp. (a)	3	392
Nordson Corp.	3	381
Oshkosh Corp.	4	275
PACCAR, Inc.	21	1,437
Parker Hannifin Corp.	8	1,328
Pentair PLC	10	631
Snap-On, Inc.	5	771
Stanley Black & Decker, Inc.	9	1,266
Terex Corp.	5	197
Timken Co.	5	228
Toro Co.	6	427
Trinity Industries, Inc.	11	302
WABCO Holdings, Inc. (a)	3	413
Wabtec Corp.	5	377
Xylem, Inc.	11	624
		16,001
Marine - 0.1%
Kirby Corp. (a)	3	183
Professional Services - 1.3%
Dun & Bradstreet Corp.	2	222
Equifax, Inc.	7	1,018
IHS Markit Ltd. (a)	23	1,073
Manpower, Inc.	4	429
Nielsen Holdings PLC	22	946
Robert Half International, Inc.	8	362
TransUnion Holding Co., Inc. (a)	8	367
Verisk Analytics, Inc. (a)	9	785
		5,202
Road & Rail - 0.5%
Genesee & Wyoming, Inc. Class A (a)	3	195
J.B. Hunt Transport Services, Inc.	5	454
Kansas City Southern	7	722
Landstar System, Inc.	2	166
Old Dominion Freight Lines, Inc.	4	384
Ryder System, Inc.	3	218
		2,139
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	7	277
Fastenal Co.	17	730
HD Supply Holdings, Inc. (a)	11	357
MSC Industrial Direct Co., Inc. Class A	2	142
United Rentals, Inc. (a)	5	595
Univar, Inc. (a)	5	155
W.W. Grainger, Inc.	3	500
Watsco, Inc.	2	302
WESCO International, Inc. (a)	3	154
		3,212
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	4	303

TOTAL INDUSTRIALS		54,542

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	3	448
Arris International PLC (a)	12	336
Brocade Communications Systems, Inc.	19	240
CommScope Holding Co., Inc. (a)	12	441
EchoStar Holding Corp. Class A (a)	2	121
F5 Networks, Inc. (a)	4	483
Harris Corp.	8	916
Juniper Networks, Inc.	24	671
Motorola Solutions, Inc.	10	907
Palo Alto Networks, Inc. (a)	6	791
		5,354
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	18	1,379
Arrow Electronics, Inc. (a)	5	406
Avnet, Inc.	8	307
CDW Corp.	10	634
Cognex Corp.	5	475
Coherent, Inc. (a)	2	530
Dell Technologies, Inc. (a)	13	836
Dolby Laboratories, Inc. Class A	4	207
FLIR Systems, Inc.	8	299
IPG Photonics Corp. (a)	2	305
Jabil, Inc.	9	275
Keysight Technologies, Inc. (a)	12	499
National Instruments Corp.	7	288
Trimble, Inc. (a)	15	561
Universal Display Corp.	3	362
Zebra Technologies Corp. Class A (a)	3	305
		7,668
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	10	471
CoStar Group, Inc. (a)	2	551
GoDaddy, Inc. (a)	6	258
IAC/InterActiveCorp (a)	4	419
LogMeIn, Inc.	3	349
Pandora Media, Inc. (a)	10	90
Twitter, Inc. (a)	41	660
VeriSign, Inc. (a)	5	506
Zillow Group, Inc.:
Class A (a)	3	136
Class C (a)	6	271
		3,711
IT Services - 4.0%
Alliance Data Systems Corp.	3	724
Amdocs Ltd.	9	605
Black Knight Financial Services, Inc. Class A (a)	1	43
Booz Allen Hamilton Holding Corp. Class A	8	274
Broadridge Financial Solutions, Inc.	7	531
Conduent, Inc. (a)	9	149
CoreLogic, Inc. (a)	6	273
CSRA, Inc.	10	326
DST Systems, Inc.	4	220
DXC Technology Co.	17	1,332
Euronet Worldwide, Inc. (a)	3	290
Fidelity National Information Services, Inc.	19	1,733
First Data Corp. Class A (a)	23	429
Fiserv, Inc. (a)	12	1,542
FleetCor Technologies, Inc. (a)	6	912
Gartner, Inc. (a)	5	642
Genpact Ltd.	7	203
Global Payments, Inc.	9	849
Jack Henry & Associates, Inc.	5	537
Leidos Holdings, Inc.	8	428
Paychex, Inc.	19	1,099
Sabre Corp.	13	288
Square, Inc. (a)	14	369
Teradata Corp. (a)	9	286
The Western Union Co.	30	593
Total System Services, Inc.	11	698
Vantiv, Inc. (a)	10	636
WEX, Inc. (a)	2	217
		16,228
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	50	681
Analog Devices, Inc.	23	1,817
Cavium, Inc. (a)	4	248
Cypress Semiconductor Corp.	20	284
First Solar, Inc. (a)	4	197
KLA-Tencor Corp.	9	834
Lam Research Corp.	10	1,595
Marvell Technology Group Ltd.	25	389
Maxim Integrated Products, Inc.	17	772
Microchip Technology, Inc.	13	1,041
Microsemi Corp. (a)	7	365
ON Semiconductor Corp. (a)	27	404
Qorvo, Inc. (a)	8	548
Skyworks Solutions, Inc.	11	1,154
Teradyne, Inc.	13	450
Versum Materials, Inc.	5	176
Xilinx, Inc.	15	949
		11,904
Software - 3.4%
ANSYS, Inc. (a)	5	648
Atlassian Corp. PLC (a)	6	215
Autodesk, Inc. (a)	13	1,440
CA Technologies, Inc.	19	590
Cadence Design Systems, Inc. (a)	17	627
CDK Global, Inc.	8	526
Citrix Systems, Inc. (a)	9	711
FireEye, Inc. (a)	9	132
Fortinet, Inc. (a)	9	332
Guidewire Software, Inc. (a)	4	289
Manhattan Associates, Inc. (a)	5	221
Nuance Communications, Inc. (a)	16	277
Parametric Technology Corp. (a)	7	386
Red Hat, Inc. (a)	11	1,088
ServiceNow, Inc. (a)	10	1,105
Splunk, Inc. (a)	9	540
SS&C Technologies Holdings, Inc.	11	426
Symantec Corp.	38	1,178
Synopsys, Inc. (a)	9	689
Tableau Software, Inc. (a)	3	193
Take-Two Interactive Software, Inc. (a)	6	477
Tyler Technologies, Inc. (a)	2	344
Ultimate Software Group, Inc. (a)	2	451
Workday, Inc. Class A (a)	8	817
Zynga, Inc. (a)	37	134
		13,836
Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (a)	8	303
NetApp, Inc.	17	738
Western Digital Corp.	18	1,532
Xerox Corp.	15	460
		3,033

TOTAL INFORMATION TECHNOLOGY		61,734

MATERIALS - 5.8%
Chemicals - 2.1%
Albemarle Corp. U.S.	7	811
Ashland Global Holdings, Inc.	3	195
Axalta Coating Systems (a)	11	347
Cabot Corp.	3	163
Celanese Corp. Class A	8	769
CF Industries Holdings, Inc.	15	440
Eastman Chemical Co.	8	665
FMC Corp.	8	611
Huntsman Corp.	13	346
International Flavors & Fragrances, Inc.	5	666
NewMarket Corp.	1	460
Olin Corp.	10	295
Platform Specialty Products Corp. (a)	16	224
RPM International, Inc.	7	363
The Chemours Co. LLC	11	524
The Mosaic Co.	19	459
The Scotts Miracle-Gro Co. Class A	4	384
Valvoline, Inc.	14	317
W.R. Grace & Co.	4	276
Westlake Chemical Corp.	2	141
		8,456
Construction Materials - 0.6%
Eagle Materials, Inc.	3	282
Martin Marietta Materials, Inc.	4	906
Vulcan Materials Co.	8	985
		2,173
Containers & Packaging - 1.7%
Aptargroup, Inc.	3	243
Avery Dennison Corp.	6	558
Ball Corp.	22	922
Bemis Co., Inc.	6	254
Berry Global Group, Inc. (a)	9	505
Crown Holdings, Inc. (a)	7	416
Graphic Packaging Holding Co.	15	198
International Paper Co.	25	1,375
Owens-Illinois, Inc. (a)	8	191
Packaging Corp. of America	6	657
Sealed Air Corp.	11	479
Silgan Holdings, Inc.	4	121
Sonoco Products Co.	5	242
WestRock Co.	15	861
		7,022
Metals & Mining - 1.4%
Alcoa Corp.	10	364
Freeport-McMoRan, Inc. (a)	83	1,213
Newmont Mining Corp.	33	1,227
Nucor Corp.	19	1,096
Reliance Steel & Aluminum Co.	5	362
Royal Gold, Inc.	4	347
Southern Copper Corp.	4	157
Steel Dynamics, Inc.	13	460
Tahoe Resources, Inc.	14	77
United States Steel Corp.	10	235
		5,538
Paper & Forest Products - 0.0%
Domtar Corp.	3	117

TOTAL MATERIALS		23,306

REAL ESTATE - 10.0%
Equity Real Estate Investment Trusts (REITs) - 9.6%
Alexandria Real Estate Equities, Inc.	6	728
American Campus Communities, Inc.	8	384
American Homes 4 Rent Class A	13	299
Apartment Investment & Management Co. Class A	9	410
Apple Hospitality (REIT), Inc.	11	203
AvalonBay Communities, Inc.	9	1,731
Boston Properties, Inc.	9	1,088
Brandywine Realty Trust (SBI)	8	134
Brixmor Property Group, Inc.	16	313
Camden Property Trust (SBI)	5	449
Colony NorthStar, Inc.	35	512
Columbia Property Trust, Inc.	6	131
Communications Sales & Leasing, Inc.	10	256
CoreSite Realty Corp.	2	217
Corporate Office Properties Trust (SBI)	7	233
Corrections Corp. of America	6	166
CubeSmart	12	296
CyrusOne, Inc.	6	358
DCT Industrial Trust, Inc.	6	338
DDR Corp.	22	224
Digital Realty Trust, Inc.	12	1,384
Douglas Emmett, Inc.	10	383
Duke Realty Corp.	22	629
DuPont Fabros Technology, Inc.	5	312
Empire State Realty Trust, Inc.	6	125
EPR Properties	5	362
Equity Commonwealth (a)	6	189
Equity Lifestyle Properties, Inc.	5	437
Essex Property Trust, Inc.	4	1,047
Extra Space Storage, Inc.	7	557
Federal Realty Investment Trust (SBI)	4	531
Forest City Realty Trust, Inc. Class A	15	366
Gaming & Leisure Properties	11	417
General Growth Properties, Inc.	38	859
HCP, Inc.	29	918
Healthcare Trust of America, Inc.	11	336
Highwoods Properties, Inc. (SBI)	7	361
Hospitality Properties Trust (SBI)	11	320
Host Hotels & Resorts, Inc.	45	840
Hudson Pacific Properties, Inc.	8	262
Invitation Homes, Inc.	5	107
Iron Mountain, Inc.	17	619
JBG SMITH Properties (a)	5	177
Kilroy Realty Corp.	6	416
Kimco Realty Corp.	23	464
Lamar Advertising Co. Class A	5	353
Liberty Property Trust (SBI)	9	378
Life Storage, Inc.	3	219
Medical Properties Trust, Inc.	22	286
Mid-America Apartment Communities, Inc.	7	725
National Retail Properties, Inc.	10	400
Omega Healthcare Investors, Inc.	12	379
Outfront Media, Inc.	10	229
Paramount Group, Inc.	17	278
Park Hotels & Resorts, Inc.	8	215
Piedmont Office Realty Trust, Inc. Class A	7	147
Prologis, Inc.	31	1,877
Rayonier, Inc.	9	262
Realty Income Corp.	17	970
Regency Centers Corp.	9	596
Retail Properties America, Inc.	11	146
SBA Communications Corp. Class A (a)	7	963
Senior Housing Properties Trust (SBI)	16	311
SL Green Realty Corp.	6	620
Spirit Realty Capital, Inc.	32	254
Store Capital Corp.	10	234
Sun Communities, Inc.	4	356
Tanger Factory Outlet Centers, Inc.	4	106
Taubman Centers, Inc.	3	171
The Macerich Co.	9	517
UDR, Inc.	16	625
Ventas, Inc.	21	1,414
VEREIT, Inc.	54	449
Vornado Realty Trust	10	794
Weingarten Realty Investors (SBI)	8	260
Welltower, Inc.	22	1,615
Weyerhaeuser Co.	45	1,486
WP Carey, Inc.	7	480
		39,003
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	18	684
Howard Hughes Corp. (a)	2	252
Jones Lang LaSalle, Inc.	3	382
Realogy Holdings Corp.	7	232
		1,550

TOTAL REAL ESTATE		40,553

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	34	791
Level 3 Communications, Inc. (a)	18	1,056
Zayo Group Holdings, Inc. (a)	13	426
		2,273
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	5	142

TOTAL TELECOMMUNICATION SERVICES		2,415

UTILITIES - 6.2%
Electric Utilities - 2.5%
Alliant Energy Corp.	15	608
Edison International	18	1,416
Entergy Corp.	12	921
Eversource Energy	18	1,094
FirstEnergy Corp.	27	862
Great Plains Energy, Inc.	13	401
Hawaiian Electric Industries, Inc.	9	297
OGE Energy Corp.	11	394
Pinnacle West Capital Corp.	7	607
PPL Corp.	42	1,610
Vistra Energy Corp.	17	279
Westar Energy, Inc.	9	457
Xcel Energy, Inc.	28	1,325
		10,271
Gas Utilities - 0.3%
Atmos Energy Corp.	6	521
National Fuel Gas Co.	6	355
UGI Corp.	10	505
		1,381
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	23	331
NRG Energy, Inc.	19	468
The AES Corp.	38	425
		1,224
Multi-Utilities - 2.8%
Ameren Corp.	15	842
Avangrid, Inc.	3	136
CenterPoint Energy, Inc.	27	761
CMS Energy Corp.	17	786
Consolidated Edison, Inc.	20	1,657
DTE Energy Co.	10	1,071
MDU Resources Group, Inc.	12	316
NiSource, Inc.	19	495
Public Service Enterprise Group, Inc.	30	1,349
SCANA Corp.	8	515
Sempra Energy	16	1,808
Vectren Corp.	7	421
WEC Energy Group, Inc.	18	1,133
		11,290
Water Utilities - 0.3%
American Water Works Co., Inc.	11	892
Aqua America, Inc.	11	367
		1,259

TOTAL UTILITIES		25,425

TOTAL COMMON STOCKS
(Cost $394,105)		406,679
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $394,105)		406,679
NET OTHER ASSETS (LIABILITIES) - 0.0%		196
NET ASSETS - 100%		$406,875

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11
Total	$11

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $395,675. Net unrealized appreciation aggregated $11,004, of which $22,816 related to appreciated investment securities and $11,812 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Index Fund

July 31, 2017

MCX-QTLY-0917
1.929304.105

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.0%
Adient PLC	57,724	$3,779,190
BorgWarner, Inc.	131,584	6,150,236
Delphi Automotive PLC	165,872	14,998,146
Gentex Corp.	174,453	2,969,190
Lear Corp.	42,771	6,338,234
The Goodyear Tire & Rubber Co.	156,295	4,924,855
Visteon Corp. (a)	19,498	2,174,807
		41,334,658
Automobiles - 0.2%
Harley-Davidson, Inc. (b)	108,571	5,284,151
Thor Industries, Inc.	30,306	3,192,737
		8,476,888
Distributors - 0.4%
Genuine Parts Co.	89,255	7,580,427
LKQ Corp. (a)	190,800	6,594,048
Pool Corp.	24,807	2,682,133
		16,856,608
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	30,965	2,446,545
Graham Holdings Co.	2,661	1,576,376
H&R Block, Inc.	127,057	3,875,239
Service Corp. International	112,392	3,903,374
ServiceMaster Global Holdings, Inc. (a)	82,281	3,617,073
		15,418,607
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	150,593	6,002,637
Chipotle Mexican Grill, Inc. (a)(b)	15,668	5,386,188
Choice Hotels International, Inc.	20,524	1,326,877
Darden Restaurants, Inc.	77,175	6,473,439
Domino's Pizza, Inc.	29,737	5,545,951
Dunkin' Brands Group, Inc. (b)	57,354	3,041,483
Extended Stay America, Inc. unit	101,436	2,005,390
Hilton Grand Vacations, Inc. (a)	36,385	1,337,513
Hilton, Inc.	119,423	7,467,520
Hyatt Hotels Corp. Class A (a)	20,734	1,152,188
International Game Technology PLC	66,521	1,266,560
MGM Mirage, Inc.	314,050	10,341,667
Norwegian Cruise Line Holdings Ltd. (a)	99,401	5,474,013
Royal Caribbean Cruises Ltd.	106,322	12,021,829
Six Flags Entertainment Corp. (b)	43,507	2,474,243
U.S. Foods Holding Corp. (a)	81,564	2,296,027
Vail Resorts, Inc.	24,382	5,138,750
Wendy's Co.	113,294	1,749,259
Wyndham Worldwide Corp.	63,352	6,612,048
Wynn Resorts Ltd.	49,530	6,406,210
Yum China Holdings, Inc.	228,498	8,177,943
		101,697,735
Household Durables - 1.8%
CalAtlantic Group, Inc.	43,308	1,520,111
D.R. Horton, Inc.	211,783	7,558,535
Garmin Ltd. (b)	74,241	3,726,156
Leggett & Platt, Inc.	82,029	3,952,157
Lennar Corp.:
Class A	122,542	6,426,102
Class B	7,431	330,457
Mohawk Industries, Inc. (a)	38,263	9,527,104
Newell Brands, Inc.	297,244	15,670,704
NVR, Inc. (a)	2,053	5,359,233
PulteGroup, Inc.	179,747	4,389,422
Tempur Sealy International, Inc. (a)(b)	28,576	1,647,978
Toll Brothers, Inc.	93,744	3,617,581
Tupperware Brands Corp.	30,919	1,877,092
Whirlpool Corp.	44,833	7,974,894
		73,577,526
Internet & Direct Marketing Retail - 0.7%
Expedia, Inc.	75,185	11,764,197
Liberty Expedia Holdings, Inc.	33,943	1,936,448
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	49,010	2,969,026
Series A (a)	255,648	6,120,213
TripAdvisor, Inc. (a)(b)	67,675	2,640,679
Wayfair LLC Class A (a)(b)	23,564	1,799,111
		27,229,674
Leisure Products - 0.4%
Brunswick Corp.	55,281	3,129,457
Hasbro, Inc.	70,240	7,437,011
Mattel, Inc. (b)	212,444	4,253,129
Polaris Industries, Inc. (b)	36,417	3,265,148
		18,084,745
Media - 2.0%
AMC Networks, Inc. Class A (a)	32,880	2,102,676
Cable One, Inc.	2,896	2,200,670
Cinemark Holdings, Inc.	65,404	2,544,216
Discovery Communications, Inc.:
Class A (a)(b)	92,681	2,279,953
Class C (non-vtg.) (a)	129,710	3,000,192
Interpublic Group of Companies, Inc.	244,876	5,291,770
John Wiley & Sons, Inc. Class A	27,050	1,494,513
Liberty Broadband Corp.:
Class A (a)	16,442	1,626,443
Class C (a)	63,920	6,339,586
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	72,068	2,534,632
Liberty Media Class A (a)	17,172	579,555
Liberty SiriusXM Series A (a)	54,816	2,528,662
Liberty SiriusXM Series C (a)	111,317	5,120,582
Lions Gate Entertainment Corp.:
Class A	31,763	933,832
Class B (a)	60,926	1,676,074
Live Nation Entertainment, Inc. (a)	82,105	3,060,053
News Corp.:
Class A	234,055	3,349,327
Class B	78,922	1,160,153
Omnicom Group, Inc. (b)	143,312	11,284,387
Regal Entertainment Group Class A (b)	68,111	1,295,471
Scripps Networks Interactive, Inc. Class A (b)	52,981	4,631,069
Sirius XM Holdings, Inc. (b)	917,214	5,374,874
Tegna, Inc.	133,630	1,981,733
The Madison Square Garden Co. (a)	11,285	2,479,540
Tribune Media Co. Class A	44,325	1,868,299
Viacom, Inc.:
Class A (b)	5,374	217,647
Class B (non-vtg.)	218,679	7,636,271
		84,592,180
Multiline Retail - 0.8%
Dollar General Corp.	170,906	12,845,295
Dollar Tree, Inc. (a)	143,140	10,317,531
Kohl's Corp. (b)	105,516	4,363,087
Macy's, Inc.	189,753	4,506,634
Nordstrom, Inc. (b)	71,647	3,479,895
		35,512,442
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	44,151	4,945,354
AutoNation, Inc. (a)(b)	39,453	1,672,018
AutoZone, Inc. (a)(b)	17,572	9,485,717
Bed Bath & Beyond, Inc.	85,750	2,563,925
Best Buy Co., Inc.	163,675	9,548,800
Burlington Stores, Inc. (a)	42,534	3,701,734
Cabela's, Inc. Class A (a)	30,967	1,764,500
CarMax, Inc. (a)(b)	114,658	7,596,093
Dick's Sporting Goods, Inc.	53,504	1,997,839
Floor & Decor Holdings, Inc. Class A	6,115	211,701
Foot Locker, Inc.	81,132	3,828,619
GameStop Corp. Class A (b)	61,554	1,335,106
Gap, Inc. (b)	148,151	3,530,438
L Brands, Inc.	148,881	6,906,590
Michaels Companies, Inc. (a)	71,010	1,430,141
Murphy U.S.A., Inc. (a)(b)	21,092	1,597,297
O'Reilly Automotive, Inc. (a)	55,376	11,313,317
Penske Automotive Group, Inc.	21,419	932,583
Ross Stores, Inc.	238,550	13,196,586
Sally Beauty Holdings, Inc. (a)	84,096	1,701,262
Signet Jewelers Ltd.	41,934	2,564,683
Staples, Inc.	405,781	4,118,677
Tiffany & Co., Inc.	66,973	6,396,591
Tractor Supply Co.	79,322	4,451,551
Ulta Beauty, Inc. (a)	36,638	9,203,832
Urban Outfitters, Inc. (a)(b)	53,667	1,051,337
Williams-Sonoma, Inc. (b)	53,000	2,460,790
		119,507,081
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	29,227	2,534,858
Coach, Inc.	174,627	8,231,917
Hanesbrands, Inc. (b)	225,423	5,166,695
lululemon athletica, Inc. (a)	59,437	3,663,697
Michael Kors Holdings Ltd. (a)	94,723	3,451,706
PVH Corp.	48,262	5,757,174
Ralph Lauren Corp.	34,513	2,610,908
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	80,006	2,247,369
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	111,211	2,226,444
Class C (non-vtg.) (a)	118,620	2,148,208
VF Corp. (b)	206,053	12,814,436
		50,853,412

TOTAL CONSUMER DISCRETIONARY		593,141,556

CONSUMER STAPLES - 4.3%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	33,099	1,705,922
Class B (non-vtg.)	109,940	5,431,036
Dr. Pepper Snapple Group, Inc.	113,508	10,347,389
Molson Coors Brewing Co. Class B	107,001	9,520,949
		27,005,296
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	24,241	2,587,727
Rite Aid Corp. (a)(b)	645,060	1,444,934
Sprouts Farmers Market LLC (a)	82,350	1,982,165
Welbilt, Inc. (a)	81,263	1,583,816
Whole Foods Market, Inc.	196,187	8,192,769
		15,791,411
Food Products - 2.4%
Blue Buffalo Pet Products, Inc. (a)(b)	57,512	1,286,543
Bunge Ltd.	86,903	6,812,326
Campbell Soup Co.	110,901	5,858,900
ConAgra Foods, Inc.	251,122	8,598,417
Flowers Foods, Inc. (b)	108,166	1,902,640
Hormel Foods Corp.	165,794	5,665,181
Ingredion, Inc.	44,241	5,455,800
Kellogg Co.	153,521	10,439,428
Lamb Weston Holdings, Inc.	90,971	4,000,905
McCormick & Co., Inc. (non-vtg.)	70,383	6,707,500
Pilgrim's Pride Corp. (a)(b)	31,887	774,535
Pinnacle Foods, Inc.	73,435	4,360,570
Post Holdings, Inc. (a)	40,152	3,340,646
Seaboard Corp.	157	671,175
The Hain Celestial Group, Inc. (a)	62,445	2,791,916
The Hershey Co.	86,226	9,080,460
The J.M. Smucker Co.	69,853	8,515,081
TreeHouse Foods, Inc. (a)(b)	33,978	2,882,354
Tyson Foods, Inc. Class A	172,571	10,934,099
		100,078,476
Household Products - 0.5%
Church & Dwight Co., Inc.	154,205	8,226,837
Clorox Co.	79,696	10,638,619
Energizer Holdings, Inc.	38,150	1,757,571
Spectrum Brands Holdings, Inc.	15,091	1,742,105
		22,365,132
Personal Products - 0.3%
Coty, Inc. Class A (b)	289,442	5,927,772
Edgewell Personal Care Co. (a)	35,456	2,559,923
Herbalife Ltd. (a)(b)	42,083	2,798,940
Nu Skin Enterprises, Inc. Class A	31,645	2,005,027
		13,291,662

TOTAL CONSUMER STAPLES		178,531,977

ENERGY - 5.5%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	263,510	9,720,884
Helmerich & Payne, Inc. (b)	65,931	3,337,427
Nabors Industries Ltd.	172,051	1,326,513
National Oilwell Varco, Inc.	236,114	7,723,289
Oceaneering International, Inc.	59,762	1,532,895
Patterson-UTI Energy, Inc.	130,490	2,523,677
RPC, Inc. (b)	35,503	735,267
Transocean Ltd. (United States) (a)(b)	240,337	2,078,915
Weatherford International PLC (a)(b)	540,351	2,409,965
		31,388,832
Oil, Gas & Consumable Fuels - 4.7%
Antero Resources Corp. (a)(b)	143,820	2,965,568
Apache Corp. (b)	236,313	11,692,767
Cabot Oil & Gas Corp.	285,355	7,096,779
Centennial Resource Development, Inc. Class A	66,841	1,121,592
Cheniere Energy, Inc. (a)	126,684	5,726,117
Chesapeake Energy Corp. (a)(b)	554,038	2,748,028
Cimarex Energy Co.	58,443	5,787,610
Concho Resources, Inc. (a)	91,458	11,913,319
CONSOL Energy, Inc.	139,525	2,338,439
Continental Resources, Inc. (a)(b)	55,227	1,846,239
Devon Energy Corp.	326,631	10,880,079
Diamondback Energy, Inc. (a)	60,484	5,799,206
Energen Corp. (a)	59,424	3,166,111
EQT Corp.	107,219	6,829,850
Extraction Oil & Gas, Inc.	72,626	884,585
Gulfport Energy Corp. (a)	96,947	1,223,471
Hess Corp.	175,894	7,834,319
HollyFrontier Corp.	109,366	3,154,115
Kosmos Energy Ltd. (a)(b)	114,911	758,413
Laredo Petroleum, Inc. (a)(b)	98,108	1,271,480
Marathon Oil Corp.	527,601	6,452,560
Marathon Petroleum Corp.	318,866	17,853,307
Murphy Oil Corp. (b)	102,299	2,719,107
Newfield Exploration Co. (a)	122,004	3,505,175
Noble Energy, Inc.	299,234	8,650,855
ONEOK, Inc.	130,174	7,363,943
Parsley Energy, Inc. Class A (a)	142,420	4,170,058
PBF Energy, Inc. Class A (b)	67,912	1,546,356
QEP Resources, Inc. (a)	146,086	1,251,957
Range Resources Corp.	141,401	2,984,975
Rice Energy, Inc. (a)	103,409	2,892,350
RSP Permian, Inc. (a)	80,333	2,760,242
SM Energy Co.	68,417	1,189,772
Southwestern Energy Co. (a)	309,157	1,762,195
Targa Resources Corp.	120,016	5,569,943
Tesoro Corp.	95,007	9,456,047
The Williams Companies, Inc.	512,998	16,303,076
Whiting Petroleum Corp. (a)(b)	222,542	1,168,346
World Fuel Services Corp.	41,648	1,346,896
WPX Energy, Inc. (a)	241,993	2,608,685
		196,593,932

TOTAL ENERGY		227,982,764

FINANCIALS - 14.3%
Banks - 4.4%
Associated Banc-Corp.	96,731	2,316,707
Bank of Hawaii Corp.	25,704	2,150,654
Bank of the Ozarks, Inc.	70,468	3,040,694
BankUnited, Inc.	63,526	2,186,565
BOK Financial Corp. (b)	15,270	1,299,019
CIT Group, Inc. (b)	125,407	5,975,644
Citizens Financial Group, Inc.	313,823	11,008,911
Comerica, Inc.	109,085	7,887,936
Commerce Bancshares, Inc.	55,324	3,211,005
Cullen/Frost Bankers, Inc.	35,053	3,182,111
East West Bancorp, Inc.	89,061	5,074,696
Fifth Third Bancorp	465,083	12,417,716
First Hawaiian, Inc.	31,957	942,732
First Horizon National Corp. (b)	144,119	2,511,994
First Republic Bank	96,770	9,708,934
FNB Corp., Pennsylvania	201,266	2,757,344
Huntington Bancshares, Inc.	669,543	8,871,445
KeyCorp	675,949	12,194,120
M&T Bank Corp.	89,339	14,575,658
PacWest Bancorp	74,256	3,565,773
Peoples United Financial, Inc.	211,607	3,690,426
Pinnacle Financial Partners, Inc.	44,949	2,872,241
Popular, Inc.	61,673	2,598,900
Prosperity Bancshares, Inc.	42,077	2,697,136
Regions Financial Corp.	744,418	10,868,503
Signature Bank (a)	33,530	4,646,587
SunTrust Banks, Inc.	298,721	17,113,726
SVB Financial Group (a)	32,549	5,808,044
Synovus Financial Corp.	74,777	3,251,304
TCF Financial Corp.	99,983	1,575,732
Webster Financial Corp.	56,723	2,945,625
Western Alliance Bancorp. (a)	60,071	3,026,377
Zions Bancorporation	124,427	5,639,032
		181,613,291
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	34,983	6,500,891
Ameriprise Financial, Inc.	94,321	13,665,226
BGC Partners, Inc. Class A	139,997	1,765,362
CBOE Holdings, Inc.	68,105	6,437,966
E*TRADE Financial Corp. (a)	170,609	6,994,969
Eaton Vance Corp. (non-vtg.)	68,030	3,339,593
FactSet Research Systems, Inc.	23,850	3,988,197
Federated Investors, Inc. Class B (non-vtg.) (b)	59,156	1,705,467
Interactive Brokers Group, Inc. (b)	40,418	1,618,741
Invesco Ltd.	248,700	8,647,299
Lazard Ltd. Class A	74,392	3,474,850
Legg Mason, Inc.	52,837	2,114,008
LPL Financial	54,197	2,480,055
MarketAxess Holdings, Inc.	22,716	4,608,849
Moody's Corp.	102,838	13,536,566
Morningstar, Inc.	11,391	940,555
MSCI, Inc.	55,034	5,995,954
Northern Trust Corp.	129,325	11,317,231
Raymond James Financial, Inc.	79,609	6,622,673
SEI Investments Co.	82,899	4,684,622
T. Rowe Price Group, Inc.	145,817	12,061,982
TD Ameritrade Holding Corp.	157,145	7,186,241
The NASDAQ OMX Group, Inc.	70,194	5,220,328
		134,907,625
Consumer Finance - 1.1%
Ally Financial, Inc.	286,531	6,487,062
Credit Acceptance Corp. (a)(b)	6,851	1,706,584
Discover Financial Services	235,399	14,345,215
Navient Corp.	175,164	2,583,669
OneMain Holdings, Inc. (a)	32,026	856,375
Santander Consumer U.S.A. Holdings, Inc. (a)	89,132	1,141,781
SLM Corp. (a)	263,966	2,924,743
Synchrony Financial	503,850	15,276,732
		45,322,161
Diversified Financial Services - 0.2%
Leucadia National Corp.	198,922	5,177,940
Voya Financial, Inc.	114,804	4,504,909
		9,682,849
Insurance - 4.7%
Alleghany Corp. (a)	9,229	5,660,515
American Financial Group, Inc.	43,556	4,416,578
American National Insurance Co.	4,970	591,430
Arch Capital Group Ltd. (a)	71,201	6,925,009
Arthur J. Gallagher & Co.	110,406	6,490,769
Aspen Insurance Holdings Ltd.	36,392	1,775,930
Assurant, Inc.	33,575	3,534,440
Assured Guaranty Ltd.	73,628	3,313,996
Athene Holding Ltd.	26,618	1,345,008
Axis Capital Holdings Ltd.	51,538	3,328,324
Brown & Brown, Inc.	72,838	3,248,575
Cincinnati Financial Corp.	95,504	7,273,585
CNA Financial Corp.	16,864	876,085
Erie Indemnity Co. Class A	15,333	1,954,344
Everest Re Group Ltd.	25,118	6,590,712
First American Financial Corp.	66,843	3,235,870
FNF Group	162,049	7,917,714
Hanover Insurance Group, Inc.	25,938	2,460,479
Hartford Financial Services Group, Inc.	225,644	12,410,420
Lincoln National Corp.	138,866	10,145,550
Loews Corp.	172,039	8,374,859
Markel Corp. (a)	8,453	9,057,474
Mercury General Corp. (b)	16,391	981,657
Old Republic International Corp.	152,237	2,986,890
Principal Financial Group, Inc.	165,058	11,017,622
ProAssurance Corp.	32,680	2,019,624
Progressive Corp.	358,456	16,894,031
Reinsurance Group of America, Inc.	40,006	5,608,841
RenaissanceRe Holdings Ltd.	24,870	3,653,652
Torchmark Corp.	70,995	5,606,475
Unum Group	141,629	7,099,862
Validus Holdings Ltd.	47,116	2,534,370
W.R. Berkley Corp.	58,475	4,033,021
White Mountains Insurance Group Ltd.	2,658	2,298,107
Willis Group Holdings PLC	78,261	11,651,498
XL Group Ltd.	158,015	7,015,866
		194,329,182
Mortgage Real Estate Investment Trusts - 0.6%
Agnc Investment Corp.	218,609	4,630,139
Annaly Capital Management, Inc.	667,753	8,033,069
Chimera Investment Corp.	116,107	2,185,134
MFA Financial, Inc.	241,598	2,051,167
New Residential Investment Corp.	189,348	3,218,916
Starwood Property Trust, Inc.	156,306	3,444,984
Two Harbors Investment Corp.	217,071	2,146,832
		25,710,241
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc. (b)	291,881	3,832,398
TFS Financial Corp.	31,963	510,769
		4,343,167

TOTAL FINANCIALS		595,908,516

HEALTH CARE - 10.2%
Biotechnology - 1.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	59,167	1,761,402
Agios Pharmaceuticals, Inc. (a)(b)	25,476	1,425,127
Alkermes PLC (a)(b)	94,511	5,142,344
Alnylam Pharmaceuticals, Inc. (a)(b)	46,685	3,862,717
BioMarin Pharmaceutical, Inc. (a)	108,263	9,497,913
Bioverativ, Inc.	67,198	4,164,260
Exelixis, Inc. (a)	179,174	4,857,407
Incyte Corp. (a)	104,335	13,906,812
Intercept Pharmaceuticals, Inc. (a)(b)	11,005	1,289,016
Intrexon Corp. (a)(b)	32,893	710,160
Ionis Pharmaceuticals, Inc. (a)	76,551	4,011,272
Juno Therapeutics, Inc. (a)(b)	39,337	1,118,351
Neurocrine Biosciences, Inc. (a)(b)	53,604	2,574,600
Opko Health, Inc. (a)(b)	205,493	1,325,430
Seattle Genetics, Inc. (a)(b)	59,372	2,998,286
TESARO, Inc. (a)(b)	22,775	2,907,457
United Therapeutics Corp. (a)	27,364	3,513,538
		65,066,092
Health Care Equipment & Supplies - 3.0%
Abiomed, Inc. (a)	24,880	3,684,479
Alere, Inc. (a)	52,593	2,650,161
Align Technology, Inc. (a)	49,226	8,232,064
C.R. Bard, Inc.	44,891	14,392,055
Dentsply Sirona, Inc.	139,645	8,662,179
DexCom, Inc. (a)(b)	52,459	3,494,294
Edwards Lifesciences Corp. (a)	129,426	14,907,287
Hill-Rom Holdings, Inc.	40,629	3,027,673
Hologic, Inc. (a)	172,808	7,639,842
IDEXX Laboratories, Inc. (a)	54,037	8,994,999
ResMed, Inc. (b)	86,477	6,669,106
Steris PLC	51,479	4,213,556
Teleflex, Inc.	27,996	5,801,331
The Cooper Companies, Inc.	29,953	7,304,638
Varian Medical Systems, Inc. (a)	56,994	5,535,257
West Pharmaceutical Services, Inc.	45,413	4,028,133
Zimmer Biomet Holdings, Inc.	125,025	15,168,033
		124,405,087
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(b)	48,066	2,544,133
AmerisourceBergen Corp. (b)	98,443	9,235,922
Brookdale Senior Living, Inc. (a)	113,735	1,615,037
Cardinal Health, Inc.	195,813	15,128,512
Centene Corp. (a)	105,452	8,374,998
DaVita HealthCare Partners, Inc. (a)	96,732	6,266,299
Envision Healthcare Corp. (a)	72,279	4,078,704
Henry Schein, Inc. (a)	49,132	8,952,342
Laboratory Corp. of America Holdings (a)	63,344	10,065,995
LifePoint Hospitals, Inc. (a)(b)	22,711	1,349,033
MEDNAX, Inc. (a)	56,095	2,635,343
Patterson Companies, Inc. (b)	50,543	2,108,654
Premier, Inc. (a)	31,647	1,104,480
Quest Diagnostics, Inc.	84,645	9,167,900
Universal Health Services, Inc. Class B	53,932	5,977,284
VCA, Inc. (a)	48,232	4,465,319
Wellcare Health Plans, Inc. (a)	27,605	4,885,809
		97,955,764
Health Care Technology - 0.5%
athenahealth, Inc. (a)(b)	24,459	3,383,169
Cerner Corp. (a)	178,438	11,486,054
Veeva Systems, Inc. Class A (a)	65,806	4,195,791
		19,065,014
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	199,670	11,938,269
Bio-Rad Laboratories, Inc. Class A (a)	12,847	3,027,139
Bio-Techne Corp.	23,026	2,668,944
Bruker Corp.	63,938	1,833,742
Charles River Laboratories International, Inc. (a)	28,993	2,847,113
Illumina, Inc. (a)	90,218	15,684,399
Mettler-Toledo International, Inc. (a)	15,660	8,974,433
PerkinElmer, Inc.	67,868	4,467,750
QIAGEN NV (a)	142,258	4,671,753
Quintiles Transnational Holdings, Inc. (a)	78,426	7,101,474
VWR Corp. (a)	52,283	1,725,339
Waters Corp. (a)	47,120	8,172,493
		73,112,848
Pharmaceuticals - 1.1%
Akorn, Inc. (a)	54,997	1,848,999
Endo International PLC (a)	136,512	1,504,362
Mallinckrodt PLC (a)	61,143	2,800,349
Mylan N.V. (a)	330,685	12,893,408
Patheon NV (b)	21,102	737,726
Perrigo Co. PLC (b)	79,474	5,954,192
Zoetis, Inc. Class A	304,626	19,045,218
		44,784,254

TOTAL HEALTH CARE		424,389,059

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.6%
Arconic, Inc.	242,203	6,004,212
BWX Technologies, Inc.	57,509	3,029,574
HEICO Corp.	14,910	1,198,317
HEICO Corp. Class A	30,034	2,133,916
Hexcel Corp.	55,403	2,834,972
Huntington Ingalls Industries, Inc.	28,082	5,787,981
L3 Technologies, Inc.	48,138	8,422,706
Orbital ATK, Inc.	35,189	3,595,612
Rockwell Collins, Inc.	100,453	10,701,258
Spirit AeroSystems Holdings, Inc. Class A	74,912	4,526,932
Teledyne Technologies, Inc. (a)	21,733	2,963,077
Textron, Inc.	166,335	8,172,039
TransDigm Group, Inc. (b)	29,976	8,457,429
		67,828,025
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (b)	86,939	5,703,198
Expeditors International of Washington, Inc.	111,636	6,573,128
XPO Logistics, Inc. (a)(b)	67,806	4,075,819
		16,352,145
Airlines - 1.0%
Alaska Air Group, Inc.	74,609	6,358,925
American Airlines Group, Inc.	276,199	13,931,478
Copa Holdings SA Class A	19,032	2,387,755
JetBlue Airways Corp. (a)	206,821	4,535,585
Spirit Airlines, Inc. (a)	42,657	1,657,224
United Continental Holdings, Inc. (a)	174,142	11,785,931
		40,656,898
Building Products - 0.8%
A.O. Smith Corp.	88,933	4,762,362
Allegion PLC	59,164	4,806,483
Armstrong World Industries, Inc. (a)	27,011	1,311,384
Fortune Brands Home & Security, Inc.	95,222	6,253,229
Lennox International, Inc.	23,991	4,102,461
Masco Corp.	197,967	7,548,482
Owens Corning	68,985	4,625,444
USG Corp. (a)(b)	53,567	1,448,452
		34,858,297
Commercial Services & Supplies - 0.8%
Cintas Corp.	53,372	7,197,214
Clean Harbors, Inc. (a)	31,870	1,810,216
Copart, Inc. (a)	122,212	3,848,456
KAR Auction Services, Inc.	86,014	3,616,029
Pitney Bowes, Inc.	114,810	1,807,109
Republic Services, Inc.	142,478	9,149,937
Rollins, Inc.	58,654	2,546,170
Stericycle, Inc. (a)	50,905	3,923,757
		33,898,888
Construction & Engineering - 0.4%
AECOM (a)	96,145	3,067,026
Fluor Corp.	86,218	3,744,448
Jacobs Engineering Group, Inc.	74,159	3,909,662
Quanta Services, Inc. (a)	92,651	3,125,118
Valmont Industries, Inc.	13,501	2,061,603
		15,907,857
Electrical Equipment - 1.2%
Acuity Brands, Inc. (b)	27,133	5,498,502
AMETEK, Inc.	140,334	8,641,768
Fortive Corp.	189,822	12,289,076
Hubbell, Inc. Class B	33,537	3,983,860
Regal Beloit Corp.	27,701	2,308,878
Rockwell Automation, Inc.	79,469	13,114,769
Sensata Technologies Holding BV (a)(b)	104,919	4,733,945
		50,570,798
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	39,136	3,819,282
ITT, Inc.	55,972	2,294,852
Roper Technologies, Inc.	62,206	14,460,407
		20,574,541
Machinery - 3.9%
AGCO Corp.	41,432	2,988,904
Allison Transmission Holdings, Inc.	82,495	3,118,311
Colfax Corp. (a)	54,007	2,229,409
Crane Co.	30,488	2,301,844
Cummins, Inc.	98,339	16,511,118
Donaldson Co., Inc.	81,743	3,881,975
Dover Corp.	95,969	8,061,396
Flowserve Corp.	81,284	3,343,211
Gardner Denver Holdings, Inc.	25,015	574,344
Graco, Inc.	33,834	3,926,097
IDEX Corp.	47,317	5,514,323
Ingersoll-Rand PLC	158,222	13,904,549
Lincoln Electric Holdings, Inc.	36,276	3,165,444
Middleby Corp. (a)	34,850	4,554,198
Nordson Corp.	35,700	4,533,900
Oshkosh Corp.	46,099	3,174,377
PACCAR, Inc.	212,454	14,542,476
Parker Hannifin Corp.	81,906	13,594,758
Pentair PLC	102,790	6,482,965
Snap-On, Inc. (b)	35,666	5,499,697
Stanley Black & Decker, Inc.	94,614	13,311,244
Terex Corp.	55,228	2,174,326
Timken Co.	43,374	1,973,517
Toro Co.	65,252	4,638,765
Trinity Industries, Inc.	93,122	2,552,474
WABCO Holdings, Inc. (a)	31,418	4,322,174
Wabtec Corp.	53,139	4,004,555
Xylem, Inc.	111,175	6,306,958
		161,187,309
Marine - 0.0%
Kirby Corp. (a)(b)	32,632	1,987,289
Professional Services - 1.3%
Dun & Bradstreet Corp.	22,750	2,519,790
Equifax, Inc.	73,777	10,730,127
IHS Markit Ltd. (a)	242,057	11,291,959
Manpower, Inc.	41,664	4,464,298
Nielsen Holdings PLC (b)	221,644	9,532,908
Robert Half International, Inc.	75,764	3,428,321
TransUnion Holding Co., Inc. (a)	78,203	3,584,043
Verisk Analytics, Inc. (a)	93,882	8,192,143
		53,743,589
Road & Rail - 0.6%
AMERCO	3,104	1,206,090
Genesee & Wyoming, Inc. Class A (a)	37,775	2,461,419
J.B. Hunt Transport Services, Inc.	53,780	4,878,384
Kansas City Southern	65,509	6,759,874
Landstar System, Inc.	25,549	2,124,399
Old Dominion Freight Lines, Inc.	38,135	3,657,528
Ryder System, Inc.	32,463	2,362,008
		23,449,702
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	59,265	2,345,709
Fastenal Co.	179,244	7,700,322
HD Supply Holdings, Inc. (a)	125,088	4,064,109
MSC Industrial Direct Co., Inc. Class A	26,982	1,921,388
United Rentals, Inc. (a)	52,340	6,226,366
Univar, Inc. (a)	63,371	1,967,036
W.W. Grainger, Inc.	32,618	5,438,725
Watsco, Inc.	18,513	2,791,205
WESCO International, Inc. (a)	30,153	1,545,341
		34,000,201
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	47,957	3,635,620

TOTAL INDUSTRIALS		558,651,159

INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)(b)	32,779	4,893,577
Arris International PLC (a)	110,814	3,098,359
Brocade Communications Systems, Inc.	249,720	3,153,964
CommScope Holding Co., Inc. (a)	118,254	4,349,382
EchoStar Holding Corp. Class A (a)	28,904	1,755,340
F5 Networks, Inc. (a)	40,222	4,856,807
Harris Corp.	75,605	8,654,504
Juniper Networks, Inc.	232,017	6,484,875
Motorola Solutions, Inc.	101,471	9,201,390
Palo Alto Networks, Inc. (a)	55,116	7,263,186
		53,711,384
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	185,032	14,177,152
Arrow Electronics, Inc. (a)	54,537	4,433,313
Avnet, Inc.	76,731	2,944,936
CDW Corp.	95,169	6,036,570
Cognex Corp.	51,488	4,894,449
Coherent, Inc. (a)	15,140	4,012,100
Dell Technologies, Inc. (a)	127,337	8,183,949
Dolby Laboratories, Inc. Class A	33,476	1,732,383
FLIR Systems, Inc.	84,741	3,162,534
IPG Photonics Corp. (a)	22,326	3,407,841
Jabil, Inc.	109,655	3,344,478
Keysight Technologies, Inc. (a)	113,553	4,722,669
National Instruments Corp.	66,080	2,718,531
Trimble, Inc. (a)	155,449	5,818,456
Universal Display Corp.	25,484	3,073,370
Zebra Technologies Corp. Class A (a)	32,108	3,266,026
		75,928,757
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	104,485	4,925,423
CoStar Group, Inc. (a)	19,932	5,492,263
GoDaddy, Inc. (a)	47,986	2,062,438
IAC/InterActiveCorp (a)	43,230	4,523,155
LogMeIn, Inc.	31,844	3,708,234
Match Group, Inc. (a)(b)	22,075	402,869
Pandora Media, Inc. (a)(b)	138,859	1,242,788
Twitter, Inc. (a)	414,320	6,666,409
VeriSign, Inc. (a)(b)	54,738	5,537,843
Zillow Group, Inc.:
Class A (a)	31,699	1,440,086
Class C (a)(b)	65,980	2,979,657
		38,981,165
IT Services - 4.0%
Alliance Data Systems Corp.	30,065	7,258,593
Amdocs Ltd.	89,525	6,013,394
Black Knight Financial Services, Inc. Class A (a)(b)	17,261	733,593
Booz Allen Hamilton Holding Corp. Class A	89,707	3,076,950
Broadridge Financial Solutions, Inc.	72,793	5,522,077
Conduent, Inc. (a)	116,255	1,919,370
CoreLogic, Inc. (a)	51,565	2,348,786
CSRA, Inc.	99,347	3,239,706
DST Systems, Inc.	37,452	2,056,115
DXC Technology Co.	175,266	13,737,349
Euronet Worldwide, Inc. (a)	30,756	2,971,337
Fidelity National Information Services, Inc.	203,213	18,537,090
First Data Corp. Class A (a)	229,332	4,279,335
Fiserv, Inc. (a)	130,882	16,818,337
FleetCor Technologies, Inc. (a)	56,880	8,649,173
Gartner, Inc. (a)	54,367	6,976,373
Genpact Ltd.	83,549	2,422,921
Global Payments, Inc.	94,126	8,882,671
Jack Henry & Associates, Inc.	48,157	5,168,209
Leidos Holdings, Inc.	88,334	4,720,569
Paychex, Inc.	199,052	11,515,158
Sabre Corp. (b)	129,450	2,864,729
Square, Inc. (a)	137,629	3,626,524
Teradata Corp. (a)(b)	79,872	2,541,527
The Western Union Co. (b)	293,136	5,789,436
Total System Services, Inc.	112,499	7,139,187
Vantiv, Inc. (a)	99,678	6,334,537
WEX, Inc. (a)	23,998	2,608,103
		167,751,149
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)(b)	510,322	6,945,482
Analog Devices, Inc.	224,119	17,707,642
Cavium, Inc. (a)	40,363	2,500,084
Cypress Semiconductor Corp. (b)	202,292	2,872,546
First Solar, Inc. (a)(b)	49,981	2,464,563
KLA-Tencor Corp.	97,378	9,020,124
Lam Research Corp.	99,960	15,939,622
Marvell Technology Group Ltd.	247,922	3,857,666
Maxim Integrated Products, Inc.	174,478	7,928,280
Microchip Technology, Inc. (b)	131,404	10,517,576
Microsemi Corp. (a)	71,166	3,706,325
ON Semiconductor Corp. (a)	256,770	3,838,712
Qorvo, Inc. (a)	78,501	5,382,029
Skyworks Solutions, Inc.	114,312	11,987,899
Teradyne, Inc.	123,721	4,279,509
Versum Materials, Inc.	66,577	2,347,505
Xilinx, Inc.	154,201	9,754,755
		121,050,319
Software - 3.4%
ANSYS, Inc. (a)	52,874	6,849,827
Atlassian Corp. PLC (a)(b)	44,769	1,603,626
Autodesk, Inc. (a)	128,556	14,242,719
CA Technologies, Inc.	195,101	6,055,935
Cadence Design Systems, Inc. (a)	171,668	6,334,549
CDK Global, Inc.	83,723	5,507,299
Citrix Systems, Inc. (a)	93,626	7,394,581
FireEye, Inc. (a)(b)	107,491	1,572,593
Fortinet, Inc. (a)	90,390	3,336,295
Guidewire Software, Inc. (a)	45,866	3,309,691
Manhattan Associates, Inc. (a)	42,035	1,857,947
Nuance Communications, Inc. (a)	177,506	3,070,854
Parametric Technology Corp. (a)	70,600	3,896,414
Red Hat, Inc. (a)	109,675	10,843,567
ServiceNow, Inc. (a)	103,609	11,443,614
Splunk, Inc. (a)(b)	85,485	5,129,955
SS&C Technologies Holdings, Inc.	106,053	4,110,614
Symantec Corp.	382,812	11,863,344
Synopsys, Inc. (a)	92,739	7,101,025
Tableau Software, Inc. (a)	36,626	2,360,546
Take-Two Interactive Software, Inc. (a)	61,545	4,891,597
Tyler Technologies, Inc. (a)	21,220	3,645,808
Ultimate Software Group, Inc. (a)(b)	17,576	3,967,079
Workday, Inc. Class A (a)	80,857	8,256,308
Zynga, Inc. (a)	464,010	1,675,076
		140,320,863
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	74,115	2,805,253
NetApp, Inc.	168,645	7,322,566
Western Digital Corp.	180,778	15,387,823
Xerox Corp.	141,877	4,351,368
		29,867,010

TOTAL INFORMATION TECHNOLOGY		627,610,647

MATERIALS - 5.7%
Chemicals - 2.0%
Albemarle Corp. U.S.	68,365	7,916,667
Ashland Global Holdings, Inc.	38,640	2,510,441
Axalta Coating Systems (a)	130,815	4,120,673
Cabot Corp.	37,769	2,051,990
Celanese Corp. Class A	86,362	8,305,434
CF Industries Holdings, Inc. (b)	144,655	4,245,624
Eastman Chemical Co.	90,460	7,522,654
FMC Corp.	82,821	6,325,868
Huntsman Corp.	123,311	3,282,539
International Flavors & Fragrances, Inc.	48,950	6,519,161
NewMarket Corp.	4,556	2,096,261
Olin Corp.	101,247	2,984,762
Platform Specialty Products Corp. (a)(b)	135,559	1,899,182
RPM International, Inc.	80,940	4,198,358
The Chemours Co. LLC	113,710	5,413,733
The Mosaic Co.	217,988	5,262,230
The Scotts Miracle-Gro Co. Class A (b)	26,927	2,584,723
Valvoline, Inc.	125,774	2,851,297
W.R. Grace & Co.	42,821	2,952,936
Westlake Chemical Corp.	21,865	1,538,421
		84,582,954
Construction Materials - 0.5%
Eagle Materials, Inc.	29,186	2,746,403
Martin Marietta Materials, Inc.	38,848	8,796,353
Vulcan Materials Co.	81,295	10,009,040
		21,551,796
Containers & Packaging - 1.8%
Aptargroup, Inc.	38,019	3,076,878
Ardagh Group SA	11,130	249,757
Avery Dennison Corp.	54,650	5,078,625
Ball Corp.	214,260	8,977,494
Bemis Co., Inc.	56,399	2,389,626
Berry Global Group, Inc. (a)	80,213	4,498,345
Crown Holdings, Inc. (a)	80,703	4,799,407
Graphic Packaging Holding Co.	189,815	2,503,660
International Paper Co.	255,005	14,020,175
Owens-Illinois, Inc. (a)	100,414	2,399,895
Packaging Corp. of America	57,847	6,333,090
Sealed Air Corp.	120,638	5,248,959
Silgan Holdings, Inc.	45,146	1,367,924
Sonoco Products Co.	60,061	2,911,757
WestRock Co.	153,905	8,837,225
		72,692,817
Metals & Mining - 1.4%
Alcoa Corp.	113,677	4,137,843
Freeport-McMoRan, Inc. (a)	839,442	12,272,642
Newmont Mining Corp.	330,860	12,298,066
Nucor Corp.	197,876	11,411,509
Reliance Steel & Aluminum Co.	44,437	3,215,461
Royal Gold, Inc.	39,981	3,464,753
Southern Copper Corp. (b)	50,360	1,981,162
Steel Dynamics, Inc.	144,315	5,110,194
Tahoe Resources, Inc.	190,583	1,042,531
United States Steel Corp. (b)	106,929	2,511,762
		57,445,923
Paper & Forest Products - 0.0%
Domtar Corp.	37,735	1,473,929

TOTAL MATERIALS		237,747,419

REAL ESTATE - 9.9%
Equity Real Estate Investment Trusts (REITs) - 9.5%
Alexandria Real Estate Equities, Inc.	55,733	6,757,626
American Campus Communities, Inc.	82,518	3,955,913
American Homes 4 Rent Class A	139,446	3,208,652
Apartment Investment & Management Co. Class A	95,996	4,372,618
Apple Hospitality (REIT), Inc.	131,619	2,429,687
AvalonBay Communities, Inc.	85,102	16,369,370
Boston Properties, Inc.	95,378	11,532,154
Brandywine Realty Trust (SBI)	105,148	1,767,538
Brixmor Property Group, Inc.	188,553	3,693,753
Camden Property Trust (SBI)	53,494	4,798,412
Colony NorthStar, Inc.	333,715	4,885,588
Columbia Property Trust, Inc.	77,473	1,685,038
Communications Sales & Leasing, Inc.	101,348	2,594,509
CoreSite Realty Corp.	20,772	2,255,424
Corporate Office Properties Trust (SBI)	60,808	2,024,298
Corrections Corp. of America	72,136	1,998,167
CubeSmart (b)	110,120	2,715,559
CyrusOne, Inc.	53,474	3,192,933
DCT Industrial Trust, Inc.	56,629	3,190,478
DDR Corp.	190,041	1,936,518
Digital Realty Trust, Inc. (b)	98,810	11,396,745
Douglas Emmett, Inc.	89,525	3,425,227
Duke Realty Corp.	220,347	6,299,721
DuPont Fabros Technology, Inc.	47,530	2,962,545
Empire State Realty Trust, Inc.	81,315	1,698,670
EPR Properties	39,734	2,875,947
Equity Commonwealth (a)	76,233	2,407,438
Equity Lifestyle Properties, Inc.	49,954	4,360,984
Essex Property Trust, Inc.	40,447	10,584,980
Extra Space Storage, Inc. (b)	75,551	6,006,305
Federal Realty Investment Trust (SBI)	44,820	5,944,477
Forest City Realty Trust, Inc. Class A	142,575	3,475,979
Gaming & Leisure Properties	121,809	4,621,433
General Growth Properties, Inc.	382,062	8,638,422
HCP, Inc.	290,827	9,204,675
Healthcare Trust of America, Inc.	120,891	3,698,056
Highwoods Properties, Inc. (SBI)	62,964	3,243,905
Hospitality Properties Trust (SBI)	101,582	2,951,973
Host Hotels & Resorts, Inc.	452,493	8,443,519
Hudson Pacific Properties, Inc.	96,633	3,161,832
Invitation Homes, Inc.	53,578	1,142,283
Iron Mountain, Inc.	163,125	5,942,644
JBG SMITH Properties (a)	52,859	1,875,437
Kilroy Realty Corp.	59,297	4,115,805
Kimco Realty Corp.	254,018	5,126,083
Lamar Advertising Co. Class A (b)	50,930	3,594,130
Liberty Property Trust (SBI)	90,463	3,801,255
Life Storage, Inc.	28,394	2,073,898
Medical Properties Trust, Inc.	225,787	2,930,715
Mid-America Apartment Communities, Inc.	70,104	7,257,867
National Retail Properties, Inc.	91,905	3,674,362
Omega Healthcare Investors, Inc. (b)	119,436	3,772,983
Outfront Media, Inc.	85,032	1,944,682
Paramount Group, Inc. (b)	126,199	2,065,878
Park Hotels & Resorts, Inc.	78,735	2,120,334
Piedmont Office Realty Trust, Inc. Class A	93,918	1,973,217
Prologis, Inc.	326,319	19,843,452
Rayonier, Inc.	78,655	2,286,501
Realty Income Corp.	169,514	9,672,469
Regency Centers Corp. (b)	92,583	6,130,846
Retail Properties America, Inc.	148,136	1,959,839
SBA Communications Corp. Class A (a)	74,353	10,227,255
Senior Housing Properties Trust (SBI)	145,074	2,821,689
SL Green Realty Corp.	61,519	6,353,067
Spirit Realty Capital, Inc.	296,228	2,349,088
Store Capital Corp.	105,001	2,455,973
Sun Communities, Inc.	44,097	3,925,074
Tanger Factory Outlet Centers, Inc.	56,957	1,505,374
Taubman Centers, Inc.	36,587	2,080,703
The Macerich Co.	84,381	4,842,626
UDR, Inc.	164,339	6,424,012
Ventas, Inc.	219,473	14,781,507
VEREIT, Inc.	601,569	4,999,038
Vornado Realty Trust	106,695	8,466,248
Weingarten Realty Investors (SBI)	74,316	2,412,297
Welltower, Inc.	226,738	16,640,302
Weyerhaeuser Co.	462,097	15,258,443
WP Carey, Inc. (b)	65,277	4,472,127
		394,086,571
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	182,093	6,917,713
Howard Hughes Corp. (a)	21,214	2,668,933
Jones Lang LaSalle, Inc.	28,058	3,569,539
Realogy Holdings Corp.	84,232	2,796,502
		15,952,687

TOTAL REAL ESTATE		410,039,258

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc. (b)	335,214	7,800,430
Level 3 Communications, Inc. (a)	183,087	10,743,545
Zayo Group Holdings, Inc. (a)	114,612	3,758,127
		22,302,102
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	60,112	1,708,984
U.S. Cellular Corp. (a)	8,700	329,556
		2,038,540

TOTAL TELECOMMUNICATION SERVICES		24,340,642

UTILITIES - 6.2%
Electric Utilities - 2.5%
Alliant Energy Corp.	140,692	5,702,247
Edison International	196,449	15,456,607
Entergy Corp.	111,998	8,592,487
Eversource Energy	195,877	11,907,363
FirstEnergy Corp.	276,694	8,829,306
Great Plains Energy, Inc.	133,148	4,108,947
Hawaiian Electric Industries, Inc.	66,133	2,181,728
OGE Energy Corp.	122,541	4,394,320
Pinnacle West Capital Corp.	69,731	6,047,770
PPL Corp.	423,167	16,219,991
Vistra Energy Corp.	147,892	2,429,866
Westar Energy, Inc.	87,915	4,461,686
Xcel Energy, Inc.	314,071	14,858,699
		105,191,017
Gas Utilities - 0.4%
Atmos Energy Corp.	64,183	5,568,517
National Fuel Gas Co.	49,506	2,931,250
UGI Corp.	107,602	5,430,673
		13,930,440
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	220,823	3,175,435
NRG Energy, Inc.	185,213	4,559,944
The AES Corp.	412,578	4,612,622
		12,348,001
Multi-Utilities - 2.7%
Ameren Corp.	150,625	8,450,063
Avangrid, Inc.	34,545	1,569,034
CenterPoint Energy, Inc.	268,465	7,568,028
CMS Energy Corp.	172,432	7,973,256
Consolidated Edison, Inc.	188,686	15,634,522
DTE Energy Co.	110,364	11,815,570
MDU Resources Group, Inc.	120,935	3,186,637
NiSource, Inc.	199,553	5,200,351
Public Service Enterprise Group, Inc.	313,297	14,088,966
SCANA Corp.	81,728	5,260,831
Sempra Energy	155,189	17,537,909
Vectren Corp.	50,911	3,060,260
WEC Energy Group, Inc.	195,122	12,286,832
		113,632,259
Water Utilities - 0.3%
American Water Works Co., Inc.	110,929	8,996,342
Aqua America, Inc.	110,241	3,679,845
		12,676,187

TOTAL UTILITIES		257,777,904

TOTAL COMMON STOCKS
(Cost $3,651,350,513)		4,136,120,901
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.55% 8/17/17 (c)
(Cost $999,757)	1,000,000	999,568
	Shares	Value

Money Market Funds - 8.8%
Fidelity Cash Central Fund, 1.11% (d)	20,201,247	$20,205,288
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	344,932,659	344,967,152
TOTAL MONEY MARKET FUNDS
(Cost $365,154,390)		365,172,440
TOTAL INVESTMENT PORTFOLIO - 108.2%
(Cost $4,017,504,660)		4,502,292,909
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(341,057,015)
NET ASSETS - 100%		$4,161,235,894

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
139 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2017	$24,461,220	$101,371

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$93,549
Fidelity Securities Lending Cash Central Fund	208,881
Total	$302,430

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$593,141,556	$593,141,556	$--	$--
Consumer Staples	178,531,977	178,531,977	--	--
Energy	227,982,764	227,982,764	--	--
Financials	595,908,516	595,908,516	--	--
Health Care	424,389,059	424,389,059	--	--
Industrials	558,651,159	558,651,159	--	--
Information Technology	627,610,647	627,610,647	--	--
Materials	237,747,419	237,747,419	--	--
Real Estate	410,039,258	410,039,258	--	--
Telecommunication Services	24,340,642	24,340,642	--	--
Utilities	257,777,904	257,777,904	--	--
U.S. Government and Government Agency Obligations	999,568	--	999,568	--
Money Market Funds	365,172,440	365,172,440	--	--
Total Investments in Securities:	$4,502,292,909	$4,501,293,341	$999,568	$--
Derivative Instruments:
Assets
Futures Contracts	$101,371	$101,371	$--	$--
Total Assets	$101,371	$101,371	$--	$--
Total Derivative Instruments:	$101,371	$101,371	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $4,049,781,513. Net unrealized appreciation aggregated $452,511,396, of which $651,730,008 related to appreciated investment securities and $199,218,612 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Index Fund

July 31, 2017

SSP-QTLY-0917
1.883104.105

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	143,829	$2,120,039
Cooper Tire & Rubber Co. (b)	91,219	3,334,054
Cooper-Standard Holding, Inc. (a)	30,148	3,082,934
Dana Holding Corp.	249,260	5,912,447
Dorman Products, Inc. (a)	47,038	3,672,727
Fox Factory Holding Corp. (a)	60,234	2,315,997
Gentherm, Inc. (a)	62,660	2,095,977
Hertz Global Holdings, Inc. (a)(b)	93,347	1,276,053
Horizon Global Corp. (a)(b)	44,262	617,012
LCI Industries	41,673	4,448,593
Modine Manufacturing Co. (a)	85,068	1,382,355
Motorcar Parts of America, Inc. (a)	31,711	886,957
Shiloh Industries, Inc. (a)	14,439	107,137
Standard Motor Products, Inc.	37,252	1,876,756
Stoneridge, Inc. (a)	46,952	716,488
Superior Industries International, Inc.	42,139	823,817
Tenneco, Inc.	91,685	5,070,181
Tower International, Inc.	34,461	851,187
VOXX International Corp. (a)	33,240	222,708
		40,813,419
Automobiles - 0.1%
REV Group, Inc.	21,376	571,808
Winnebago Industries, Inc.	54,229	1,995,627
		2,567,435
Distributors - 0.1%
Core-Mark Holding Co., Inc.	78,476	2,877,715
Weyco Group, Inc.	10,843	302,303
		3,180,018
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	26,975	574,568
Ascent Capital Group, Inc. (a)	19,262	325,528
Bridgepoint Education, Inc. (a)	31,520	306,059
Cambium Learning Group, Inc. (a)	18,464	90,843
Capella Education Co.	19,878	1,365,619
Career Education Corp. (a)	117,579	988,839
Carriage Services, Inc.	26,583	648,359
Chegg, Inc. (a)(b)	143,986	1,994,206
Collectors Universe, Inc.	12,991	323,216
DeVry, Inc.	107,049	3,479,093
Grand Canyon Education, Inc. (a)	80,534	5,924,886
Houghton Mifflin Harcourt Co. (a)	177,991	2,126,992
K12, Inc. (a)	59,036	1,045,528
Laureate Education, Inc. Class A (b)	61,364	1,044,415
Liberty Tax, Inc.	10,857	153,084
Regis Corp. (a)	61,509	647,690
Sotheby's Class A (Ltd. vtg.) (a)(b)	65,483	3,705,683
Strayer Education, Inc.	18,370	1,444,249
Weight Watchers International, Inc. (a)(b)	47,740	1,710,047
		27,898,904
Hotels, Restaurants & Leisure - 3.1%
Belmond Ltd. Class A (a)	154,773	2,019,788
Biglari Holdings, Inc. (a)	1,718	643,082
BJ's Restaurants, Inc. (a)	35,767	1,262,575
Bloomin' Brands, Inc.	171,222	2,984,399
Bob Evans Farms, Inc.	34,088	2,358,208
Bojangles', Inc. (a)	30,198	401,633
Boyd Gaming Corp.	142,805	3,578,693
Brinker International, Inc. (b)	84,719	3,004,983
Buffalo Wild Wings, Inc. (a)	27,721	2,980,008
Caesars Acquisition Co. (a)	84,171	1,632,917
Caesars Entertainment Corp. (a)(b)	97,988	1,210,152
Carrols Restaurant Group, Inc. (a)	58,023	707,881
Century Casinos, Inc. (a)	37,639	270,624
Churchill Downs, Inc.	23,218	4,342,927
Chuy's Holdings, Inc. (a)(b)	28,138	662,650
ClubCorp Holdings, Inc.	110,787	1,877,840
Cracker Barrel Old Country Store, Inc. (b)	32,887	5,112,284
Dave & Buster's Entertainment, Inc. (a)	72,226	4,485,957
Del Frisco's Restaurant Group, Inc. (a)	36,848	523,242
Del Taco Restaurants, Inc. (a)(b)	57,217	748,971
Denny's Corp. (a)	118,484	1,345,978
DineEquity, Inc.	29,711	1,222,311
Drive Shack, Inc.	102,898	314,868
El Pollo Loco Holdings, Inc. (a)(b)	35,503	461,539
Eldorado Resorts, Inc. (a)(b)	79,614	1,624,126
Empire Resorts, Inc. (a)(b)	5,073	115,918
Fiesta Restaurant Group, Inc. (a)(b)	44,301	744,257
Fogo de Chao, Inc. (a)	15,515	210,228
Golden Entertainment, Inc.	17,805	366,427
Habit Restaurants, Inc. Class A (a)(b)	35,365	581,754
ILG, Inc.	182,766	4,845,127
Inspired Entertainment, Inc. (a)	6,702	74,727
International Speedway Corp. Class A	43,091	1,542,658
Intrawest Resorts Holdings, Inc. (a)	21,667	514,591
J. Alexanders Holdings, Inc. (a)	22,382	236,130
Jack in the Box, Inc.	54,416	5,047,628
La Quinta Holdings, Inc. (a)	140,399	2,093,349
Lindblad Expeditions Holdings (a)	33,167	332,002
Marcus Corp.	32,460	882,912
Marriott Vacations Worldwide Corp. (b)	37,670	4,401,740
Monarch Casino & Resort, Inc. (a)	18,998	628,644
Nathan's Famous, Inc. (a)	4,735	295,938
Noodles & Co. (a)(b)	19,758	76,068
Papa John's International, Inc. (b)	46,856	3,342,238
Penn National Gaming, Inc. (a)	145,786	2,939,046
Pinnacle Entertainment, Inc. (a)	91,182	1,732,458
Planet Fitness, Inc.	144,859	3,282,505
Potbelly Corp. (a)	40,166	461,909
RCI Hospitality Holdings, Inc.	15,119	343,050
Red Lion Hotels Corp. (a)	29,084	207,951
Red Robin Gourmet Burgers, Inc. (a)(b)	22,157	1,324,989
Red Rock Resorts, Inc.	116,788	2,791,233
Ruby Tuesday, Inc. (a)	103,118	208,298
Ruth's Hospitality Group, Inc.	50,830	1,016,600
Scientific Games Corp. Class A (a)(b)	91,546	3,391,779
SeaWorld Entertainment, Inc. (b)	117,651	1,809,472
Shake Shack, Inc. Class A (a)(b)	37,852	1,249,495
Sonic Corp. (b)	70,700	1,672,762
Speedway Motorsports, Inc.	20,303	431,642
Texas Roadhouse, Inc. Class A	115,011	5,440,020
The Cheesecake Factory, Inc. (b)	77,118	3,669,274
Wingstop, Inc. (b)	50,096	1,503,381
Zoe's Kitchen, Inc. (a)(b)	31,759	359,194
		105,945,030
Household Durables - 1.5%
AV Homes, Inc. (a)(b)	21,282	341,576
Bassett Furniture Industries, Inc.	17,455	649,326
Beazer Homes U.S.A., Inc. (a)	54,427	721,702
Cavco Industries, Inc. (a)	14,601	1,903,970
Century Communities, Inc. (a)	29,588	766,329
CSS Industries, Inc.	14,915	399,275
Ethan Allen Interiors, Inc. (b)	42,859	1,373,631
Flexsteel Industries, Inc.	13,217	739,888
GoPro, Inc. Class A (a)(b)	184,042	1,516,506
Green Brick Partners, Inc. (a)	38,875	437,344
Helen of Troy Ltd. (a)	46,868	4,721,951
Hooker Furniture Corp.	19,655	829,441
Hovnanian Enterprises, Inc. Class A (a)	214,773	472,501
Installed Building Products, Inc. (a)	37,140	1,998,132
iRobot Corp. (a)(b)	45,471	4,797,645
KB Home	143,912	3,298,463
La-Z-Boy, Inc.	83,014	2,805,873
LGI Homes, Inc. (a)(b)	29,816	1,320,849
Libbey, Inc.	37,673	339,057
Lifetime Brands, Inc.	16,137	305,796
M.D.C. Holdings, Inc.	71,604	2,455,301
M/I Homes, Inc. (b)	41,101	1,066,160
Meritage Homes Corp. (a)	66,410	2,706,208
NACCO Industries, Inc. Class A	6,957	456,379
New Home Co. LLC (a)	20,269	219,108
PICO Holdings, Inc. (a)	38,009	617,646
Taylor Morrison Home Corp. (a)	104,893	2,372,680
TopBuild Corp. (a)	63,462	3,349,524
TRI Pointe Homes, Inc. (a)(b)	270,430	3,596,719
UCP, Inc. (a)	12,843	143,199
Universal Electronics, Inc. (a)	24,397	1,669,975
William Lyon Homes, Inc. (a)(b)	40,702	920,272
Zagg, Inc. (a)	46,502	392,942
		49,705,368
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	44,375	428,219
Duluth Holdings, Inc. (a)(b)	16,180	313,568
Etsy, Inc. (a)(b)	199,033	2,860,104
FTD Companies, Inc. (a)	29,089	571,599
Gaia, Inc. Class A (a)	15,404	185,618
Groupon, Inc. (a)	584,486	2,197,667
HSN, Inc.	55,493	2,200,297
Lands' End, Inc. (a)(b)	22,096	298,296
Liberty TripAdvisor Holdings, Inc. (a)	124,503	1,462,910
NutriSystem, Inc.	51,075	2,847,431
Overstock.com, Inc. (a)	29,576	473,216
PetMed Express, Inc. (b)	34,025	1,617,549
Shutterfly, Inc. (a)	58,478	2,867,761
		18,324,235
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	96,567	1,996,040
Black Diamond, Inc. (a)	34,158	222,027
Callaway Golf Co.	161,082	2,050,574
Escalade, Inc.	16,372	202,194
Johnson Outdoors, Inc. Class A	8,235	416,032
Malibu Boats, Inc. Class A (a)	30,646	876,782
Marine Products Corp.	13,054	189,544
MCBC Holdings, Inc. (a)	32,462	600,547
Nautilus, Inc. (a)	51,287	902,651
Sturm, Ruger & Co., Inc. (b)	29,521	1,700,410
Vista Outdoor, Inc. (a)	98,383	2,271,663
		11,428,464
Media - 1.4%
AMC Entertainment Holdings, Inc. Class A (b)	94,986	1,937,714
Beasley Broadcast Group, Inc. Class A (b)	8,162	85,701
Central European Media Enterprises Ltd. Class A (a)(b)	142,839	621,350
Clear Channel Outdoor Holding, Inc. Class A (a)	59,559	301,964
Daily Journal Corp. (a)(b)	1,852	379,290
E.W. Scripps Co. Class A (a)(b)	99,869	1,962,426
Entercom Communications Corp. Class A (b)	48,005	472,849
Entravision Communication Corp. Class A	115,488	750,672
Eros International PLC (a)(b)	47,032	470,320
Gannett Co., Inc.	197,512	1,771,683
Global Eagle Entertainment, Inc. (a)(b)	87,176	275,476
Gray Television, Inc. (a)	110,840	1,651,516
Hemisphere Media Group, Inc. (a)(b)	25,734	321,675
IMAX Corp. (a)(b)	99,436	2,127,930
Liberty Media Corp.:
Liberty Braves Class A (a)	16,351	412,699
Liberty Braves Class C(a)	59,985	1,513,422
Loral Space & Communications Ltd. (a)	21,952	1,021,866
MDC Partners, Inc. Class A	94,265	933,224
Meredith Corp. (b)	68,100	4,048,545
MSG Network, Inc. Class A (a)	102,612	2,195,897
National CineMedia, Inc.	107,454	768,296
New Media Investment Group, Inc.	88,568	1,234,638
Nexstar Broadcasting Group, Inc. Class A (b)	78,196	5,114,018
Reading International, Inc. Class A (a)	28,633	456,983
Saga Communications, Inc. Class A	6,136	238,384
Salem Communications Corp. Class A	19,007	135,900
Scholastic Corp.	48,948	2,027,916
Sinclair Broadcast Group, Inc. Class A (b)	124,156	4,475,824
The New York Times Co. Class A	215,693	4,098,167
Time, Inc.	172,275	2,420,464
Townsquare Media, Inc. (a)	14,408	159,352
tronc, Inc. (a)	32,548	415,638
World Wrestling Entertainment, Inc. Class A	65,967	1,395,862
		46,197,661
Multiline Retail - 0.4%
Big Lots, Inc. (b)	77,387	3,843,812
Dillard's, Inc. Class A (b)	26,097	1,926,481
Fred's, Inc. Class A (b)	62,159	420,816
JC Penney Corp., Inc. (a)(b)	533,705	2,887,344
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	81,864	3,659,321
Sears Holdings Corp. (a)(b)	20,329	177,269
		12,915,043
Specialty Retail - 2.1%
Aarons, Inc. Class A	108,937	5,041,604
Abercrombie & Fitch Co. Class A (b)	117,722	1,158,384
America's Car Mart, Inc. (a)(b)	13,198	517,362
American Eagle Outfitters, Inc.	279,320	3,307,149
Armstrong Flooring, Inc. (a)	39,198	680,477
Asbury Automotive Group, Inc. (a)	32,429	1,751,166
Ascena Retail Group, Inc. (a)(b)	290,911	680,732
Barnes & Noble Education, Inc. (a)	67,148	485,480
Barnes & Noble, Inc.	102,524	835,571
Big 5 Sporting Goods Corp. (b)	34,877	374,928
Boot Barn Holdings, Inc. (a)(b)	21,181	169,660
Build-A-Bear Workshop, Inc. (a)	23,429	224,918
Caleres, Inc.	72,682	1,982,765
Cars.com, Inc. (a)(b)	123,728	3,006,590
Chico's FAS, Inc.	222,037	2,031,639
Citi Trends, Inc.	24,124	534,347
Conn's, Inc. (a)(b)	31,744	679,322
DSW, Inc. Class A (b)	113,751	2,052,068
Express, Inc. (a)	130,577	791,297
Finish Line, Inc. Class A (b)	68,560	943,386
Five Below, Inc. (a)(b)	92,956	4,490,704
Francesca's Holdings Corp. (a)	64,100	623,693
Genesco, Inc. (a)(b)	33,244	1,067,132
GNC Holdings, Inc. Class A (b)	114,980	1,093,460
Group 1 Automotive, Inc.	35,320	2,103,306
Guess?, Inc. (b)	102,283	1,335,816
Haverty Furniture Companies, Inc.	32,930	732,693
Hibbett Sports, Inc. (a)(b)	36,293	566,171
Kirkland's, Inc. (a)	25,965	242,773
Lithia Motors, Inc. Class A (sub. vtg.) (b)	40,109	4,141,254
Lumber Liquidators Holdings, Inc. (a)(b)	47,999	1,186,055
MarineMax, Inc. (a)	43,450	649,578
Monro Muffler Brake, Inc. (b)	54,319	2,531,265
Office Depot, Inc.	880,858	5,170,636
Party City Holdco, Inc. (a)(b)	46,914	654,450
Pier 1 Imports, Inc.	135,922	626,600
Rent-A-Center, Inc. (b)	73,351	969,700
RH (a)(b)	58,713	3,823,978
Select Comfort Corp. (a)(b)	70,731	2,391,415
Shoe Carnival, Inc.	19,281	352,071
Sonic Automotive, Inc. Class A (sub. vtg.)	46,470	843,431
Sportsman's Warehouse Holdings, Inc. (a)(b)	60,163	272,538
Tailored Brands, Inc. (b)	84,362	1,057,899
The Buckle, Inc. (b)	49,041	838,601
The Cato Corp. Class A (sub. vtg.)	42,110	716,291
The Children's Place Retail Stores, Inc. (b)	29,682	3,135,903
The Container Store Group, Inc. (a)(b)	25,340	135,569
Tile Shop Holdings, Inc.	57,637	841,500
Tilly's, Inc.	22,359	223,143
Vitamin Shoppe, Inc. (a)(b)	35,225	387,475
West Marine, Inc.	31,561	406,821
Winmark Corp.	4,117	547,767
Zumiez, Inc. (a)(b)	32,441	412,001
		71,820,534
Textiles, Apparel & Luxury Goods - 0.8%
Cadence Bancorp	14,547	332,253
Columbia Sportswear Co.	50,284	3,046,205
Crocs, Inc. (a)	128,062	1,016,812
Culp, Inc.	18,185	545,550
Deckers Outdoor Corp. (a)(b)	54,318	3,523,065
Delta Apparel, Inc. (a)	11,755	247,208
Emerald Expositions Events, Inc.	27,057	619,335
Fossil Group, Inc. (a)(b)	72,221	812,486
G-III Apparel Group Ltd. (a)(b)	73,824	1,921,639
Iconix Brand Group, Inc. (a)(b)	88,163	588,047
J.Jill, Inc.	19,510	238,802
Movado Group, Inc.	26,729	657,533
Oxford Industries, Inc.	28,465	1,796,995
Perry Ellis International, Inc. (a)	21,768	427,524
Sequential Brands Group, Inc. (a)(b)	67,938	218,081
Steven Madden Ltd. (a)	101,563	4,164,083
Superior Uniform Group, Inc.	14,051	313,759
Unifi, Inc. (a)	27,096	887,665
Vera Bradley, Inc. (a)	34,701	349,786
Wolverine World Wide, Inc.	162,240	4,575,168
		26,281,996

TOTAL CONSUMER DISCRETIONARY		417,078,107

CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(b)	15,200	2,383,360
Castle Brands, Inc. (a)(b)	144,468	258,598
Coca-Cola Bottling Co. Consolidated	8,115	1,948,330
Craft Brew Alliance, Inc. (a)	21,382	374,185
MGP Ingredients, Inc. (b)	22,300	1,314,808
National Beverage Corp. (b)	20,195	2,062,313
Primo Water Corp. (a)(b)	44,207	548,609
		8,890,203
Food & Staples Retailing - 0.5%
Andersons, Inc.	46,847	1,613,879
Chefs' Warehouse Holdings (a)(b)	34,662	502,599
Ingles Markets, Inc. Class A	24,769	730,686
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	14,504	127,780
Performance Food Group Co. (a)	122,518	3,528,518
PriceSmart, Inc.	38,094	3,209,420
Smart & Final Stores, Inc. (a)(b)	38,607	332,020
SpartanNash Co.	64,903	1,800,409
SUPERVALU, Inc. (a)	463,150	1,658,077
United Natural Foods, Inc. (a)(b)	86,814	3,344,943
Village Super Market, Inc. Class A	12,948	320,204
Weis Markets, Inc.	16,139	763,536
		17,932,071
Food Products - 1.3%
Alico, Inc.	4,312	130,222
Amplify Snack Brands, Inc. (a)(b)	57,776	604,337
B&G Foods, Inc. Class A (b)	112,989	4,095,851
Cal-Maine Foods, Inc. (a)(b)	53,126	2,026,757
Calavo Growers, Inc. (b)	27,600	2,043,780
Darling International, Inc. (a)	282,248	4,592,175
Dean Foods Co.	156,247	2,343,705
Farmer Brothers Co. (a)	15,044	468,621
Fresh Del Monte Produce, Inc.	56,810	2,924,011
Freshpet, Inc. (a)(b)	42,443	723,653
Hostess Brands, Inc. Class A (a)(b)	137,279	2,097,623
J&J Snack Foods Corp.	25,835	3,394,719
John B. Sanfilippo & Son, Inc. (b)	14,807	952,386
Lancaster Colony Corp.	32,249	3,954,372
Landec Corp. (a)	46,393	570,634
Lifeway Foods, Inc. (a)	7,508	68,848
Limoneira Co.	20,947	476,754
Omega Protein Corp.	38,371	613,936
Sanderson Farms, Inc.	34,589	4,522,512
Seneca Foods Corp. Class A (a)	12,172	349,336
Snyders-Lance, Inc. (b)	147,732	5,139,596
Tootsie Roll Industries, Inc. (b)	29,431	1,094,833
		43,188,661
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	17,644	564,608
Central Garden & Pet Co. Class A (non-vtg.) (a)	61,501	1,891,771
HRG Group, Inc. (a)	204,329	3,385,732
Oil-Dri Corp. of America	8,250	341,220
Orchids Paper Products Co. (b)	14,578	164,148
WD-40 Co.	23,783	2,536,457
		8,883,936
Personal Products - 0.1%
elf Beauty, Inc. (b)	35,370	897,337
Inter Parfums, Inc.	29,308	1,137,150
MediFast, Inc.	18,339	782,892
Natural Health Trends Corp. (b)	12,544	308,959
Nature's Sunshine Products, Inc.	17,783	224,955
Nutraceutical International Corp.	13,864	579,515
Revlon, Inc. (a)	20,078	392,525
USANA Health Sciences, Inc. (a)	19,987	1,141,258
		5,464,591
Tobacco - 0.2%
Turning Point Brands, Inc. (a)	9,490	146,336
Universal Corp.	42,544	2,720,689
Vector Group Ltd. (b)	160,303	3,226,899
		6,093,924

TOTAL CONSUMER STAPLES		90,453,386

ENERGY - 3.5%
Energy Equipment & Services - 1.3%
Archrock, Inc.	121,084	1,325,870
Atwood Oceanics, Inc. (a)(b)	130,062	1,022,287
Basic Energy Services, Inc. (a)(b)	29,963	671,171
Bristow Group, Inc. (b)	54,981	405,210
C&J Energy Services, Inc. (a)	79,862	2,582,737
Carbo Ceramics, Inc. (a)(b)	38,170	269,862
Diamond Offshore Drilling, Inc. (a)(b)	110,519	1,372,646
Dril-Quip, Inc. (a)(b)	65,240	2,909,704
Ensco PLC Class A (b)	524,546	2,774,848
Era Group, Inc. (a)	34,110	298,804
Exterran Corp. (a)	55,113	1,526,079
Fairmount Santrol Holidings, Inc. (a)(b)	266,152	777,164
Forum Energy Technologies, Inc. (a)(b)	119,108	1,578,181
Frank's International NV	87,705	710,411
Geospace Technologies Corp. (a)	22,391	344,597
Gulf Island Fabrication, Inc.	22,682	258,575
Helix Energy Solutions Group, Inc. (a)	241,022	1,576,284
Independence Contract Drilling, Inc. (a)	57,643	223,078
Key Energy Services, Inc. (a)	17,158	322,914
Mammoth Energy Services, Inc.	14,159	207,713
Matrix Service Co. (a)	43,483	450,049
McDermott International, Inc. (a)	487,185	3,298,242
Natural Gas Services Group, Inc. (a)	20,959	522,927
NCS Multistage Holdings, Inc.	18,350	411,958
Newpark Resources, Inc. (a)	151,973	1,268,975
Noble Corp. (b)	421,602	1,686,408
Oil States International, Inc. (a)	88,516	2,199,623
Parker Drilling Co. (a)	230,247	276,296
PHI, Inc. (non-vtg.) (a)	18,694	181,332
Pioneer Energy Services Corp. (a)	129,144	284,117
RigNet, Inc. (a)	21,757	412,295
Rowan Companies PLC (a)(b)	201,119	2,347,059
SEACOR Holdings, Inc. (a)(b)	28,237	962,599
Smart Sand, Inc.	36,336	239,091
Solaris Oilfield Infrastructure, Inc. Class A (b)	16,762	218,744
Superior Energy Services, Inc. (a)(b)	262,598	2,825,554
Tesco Corp. (a)	80,096	368,442
TETRA Technologies, Inc. (a)	201,947	567,471
U.S. Silica Holdings, Inc. (b)	140,493	4,092,561
Unit Corp. (a)	89,347	1,606,459
Willbros Group, Inc. (a)	74,587	152,157
		45,530,494
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	260,432	463,569
Adams Resources & Energy, Inc.	3,893	147,895
Approach Resources, Inc. (a)(b)	71,274	223,088
Arch Coal, Inc. (b)	37,752	2,871,795
Ardmore Shipping Corp. (b)	48,903	388,779
Bill Barrett Corp. (a)	125,082	422,777
Bonanza Creek Energy, Inc. (a)(b)	34,677	1,007,020
California Resources Corp. (a)(b)	73,939	600,385
Callon Petroleum Co. (a)(b)	347,270	3,931,096
Carrizo Oil & Gas, Inc. (a)(b)	107,727	1,697,778
Clean Energy Fuels Corp. (a)	238,589	625,103
Cloud Peak Energy, Inc. (a)	128,904	446,008
Contango Oil & Gas Co. (a)	38,812	232,872
CVR Energy, Inc. (b)	27,454	519,155
Delek U.S. Holdings, Inc.	134,046	3,499,941
Denbury Resources, Inc. (a)(b)	686,094	1,001,697
DHT Holdings, Inc. (b)	134,650	560,144
Dorian Lpg Ltd. (a)	31,293	225,310
Earthstone Energy, Inc. (a)(b)	16,446	162,322
Eclipse Resources Corp. (a)	145,318	408,344
Energy XXI Gulf Coast, Inc. (a)(b)	50,646	1,002,284
EP Energy Corp. (a)(b)	67,787	229,120
Evolution Petroleum Corp.	42,172	362,679
Frontline Ltd. (NY Shares) (b)	135,890	778,650
GasLog Ltd. (b)	69,762	1,273,157
Gastar Exploration, Inc. (a)(b)	290,412	249,754
Gener8 Maritime, Inc. (a)	82,109	439,283
Golar LNG Ltd. (b)	165,477	3,940,007
Green Plains, Inc. (b)	64,441	1,272,710
Halcon Resources Corp. (a)(b)	105,676	693,235
Hallador Energy Co.	26,684	183,853
International Seaways, Inc. (a)	50,657	1,155,486
Isramco, Inc. (a)(b)	1,035	119,180
Jagged Peak Energy, Inc. (b)	55,890	791,402
Jones Energy, Inc. (b)	75,272	112,908
Lilis Energy, Inc. (a)(b)	71,181	322,450
Matador Resources Co. (a)(b)	154,660	3,752,052
Midstates Petroleum Co., Inc. (a)	18,563	263,223
Navios Maritime Acquisition Corp.	148,501	209,386
Nordic American Tanker Shipping Ltd. (b)	172,751	1,015,776
Oasis Petroleum, Inc. (a)	405,368	3,153,763
Overseas Shipholding Group, Inc. (a)	74,892	230,667
Pacific Ethanol, Inc. (a)	68,317	426,981
Panhandle Royalty Co. Class A	27,374	602,228
Par Pacific Holdings, Inc. (a)(b)	55,082	986,519
PDC Energy, Inc. (a)	113,816	5,367,563
Peabody Energy Corp. (a)(b)	84,608	2,372,408
Penn Virginia Corp. (a)(b)	24,627	945,923
Ramaco Resources, Inc. (b)	9,613	60,658
Renewable Energy Group, Inc. (a)(b)	64,423	805,288
Resolute Energy Corp. (a)(b)	37,292	1,266,436
Rex American Resources Corp. (a)(b)	10,010	1,000,800
Ring Energy, Inc. (a)	78,326	1,022,938
Sanchez Energy Corp. (a)(b)	121,766	686,760
SandRidge Energy, Inc. (a)	60,955	1,177,041
Scorpio Tankers, Inc. (b)	284,111	1,054,052
SemGroup Corp. Class A	113,544	3,071,365
Ship Finance International Ltd. (NY Shares) (b)	103,759	1,411,122
SilverBow Resources, Inc. (a)	11,620	290,849
Src Energy, Inc. (a)(b)	347,176	2,954,468
Stone Energy Corp. (a)(b)	33,711	727,483
Teekay Corp. (b)	93,171	913,076
Teekay Tankers Ltd.	202,677	364,819
Tellurian, Inc. (a)(b)	94,575	865,361
Ultra Petroleum Corp. (a)(b)	335,688	3,454,230
Uranium Energy Corp. (a)(b)	227,315	363,704
W&T Offshore, Inc. (a)(b)	156,002	305,764
Warrior Metropolitan Coal, Inc.	28,913	632,038
Westmoreland Coal Co. (a)	29,235	126,003
WildHorse Resource Development Corp. (b)	33,723	445,818
		74,687,798

TOTAL ENERGY		120,218,292

FINANCIALS - 18.0%
Banks - 10.1%
1st Source Corp.	27,401	1,345,389
Access National Corp.	25,448	676,662
ACNB Corp.	9,009	256,306
Allegiance Bancshares, Inc. (a)	19,543	733,840
American National Bankshares, Inc.	13,983	527,858
Ameris Bancorp	62,463	2,860,805
Ames National Corp.	14,378	425,589
Arrow Financial Corp.	19,962	650,761
Atlantic Capital Bancshares, Inc. (a)	36,979	713,695
Banc of California, Inc. (b)	74,785	1,536,832
BancFirst Corp.	14,439	1,541,363
Banco Latinoamericano de Comercio Exterior SA Series E	52,086	1,370,383
Bancorp, Inc., Delaware (a)	85,237	660,587
BancorpSouth, Inc.	147,533	4,433,367
Bank of Commerce Holdings (b)	25,900	268,065
Bank of Marin Bancorp	10,632	708,623
Bankwell Financial Group, Inc.	10,056	329,937
Banner Corp.	56,936	3,289,193
Bar Harbor Bankshares	25,419	708,936
BCB Bancorp, Inc. (b)	15,904	238,560
Berkshire Hills Bancorp, Inc.	60,655	2,253,333
Blue Hills Bancorp, Inc.	41,265	781,972
Boston Private Financial Holdings, Inc.	144,398	2,216,509
Bridge Bancorp, Inc.	32,621	1,060,183
Brookline Bancorp, Inc., Delaware	129,689	1,925,882
Bryn Mawr Bank Corp.	29,004	1,231,220
C & F Financial Corp.	5,380	267,924
California First National Bancorp	2,478	41,259
Camden National Corp.	26,201	1,100,442
Capital Bank Financial Corp. Series A	49,923	1,897,074
Capital City Bank Group, Inc.	18,231	389,414
Capstar Financial Holdings, Inc.	14,410	253,616
Carolina Financial Corp.	25,371	853,480
Cathay General Bancorp	128,883	4,826,668
Centerstate Banks of Florida, Inc.	92,968	2,323,270
Central Pacific Financial Corp.	50,866	1,573,285
Central Valley Community Bancorp	17,206	378,188
Century Bancorp, Inc. Class A (non-vtg.)	4,853	323,695
Chemical Financial Corp.	121,592	5,859,518
Chemung Financial Corp.	5,045	204,323
Citizens & Northern Corp.	19,802	457,030
City Holding Co.	26,196	1,719,243
Civista Bancshares, Inc.	16,564	338,734
CNB Financial Corp., Pennsylvania	25,378	668,964
CoBiz, Inc.	65,711	1,156,514
Codorus Valley Bancorp, Inc.	13,204	369,184
Columbia Banking Systems, Inc.	99,745	3,973,841
Commerce Union Bancshares, Inc.	11,635	284,941
Community Bank System, Inc.	84,060	4,614,894
Community Bankers Trust Corp. (a)	35,965	309,299
Community Financial Corp. (b)	6,605	245,112
Community Trust Bancorp, Inc.	26,228	1,133,050
ConnectOne Bancorp, Inc.	52,325	1,177,313
County Bancorp, Inc.	7,650	191,174
CU Bancorp (a)	28,264	1,042,942
Customers Bancorp, Inc. (a)	48,084	1,435,307
CVB Financial Corp.	177,735	3,828,412
DNB Financial Corp. (b)	5,196	179,002
Eagle Bancorp, Inc. (a)	54,295	3,390,723
Enterprise Bancorp, Inc.	16,506	557,738
Enterprise Financial Services Corp.	39,022	1,543,320
Equity Bancshares, Inc. (a)	18,692	646,182
Evans Bancorp, Inc. (b)	7,741	315,446
Farmers & Merchants Bancorp, Inc. (b)	7,400	441,410
Farmers Capital Bank Corp.	12,279	461,076
Farmers National Banc Corp.	43,384	596,530
FCB Financial Holdings, Inc. Class A (a)	60,649	2,859,600
Fidelity Southern Corp.	36,945	778,062
Financial Institutions, Inc.	23,333	685,990
First Bancorp, North Carolina	42,209	1,321,142
First Bancorp, Puerto Rico (a)	282,823	1,657,343
First Bancshares, Inc. (b)	14,218	394,550
First Busey Corp.	69,043	2,018,817
First Business Finance Services, Inc.	14,185	301,573
First Citizen Bancshares, Inc.	12,742	4,689,311
First Commonwealth Financial Corp.	164,809	2,147,461
First Community Bancshares, Inc.	28,855	785,433
First Connecticut Bancorp, Inc.	24,177	618,931
First Financial Bancorp, Ohio	106,536	2,727,322
First Financial Bankshares, Inc. (b)	109,082	4,717,797
First Financial Corp., Indiana	18,469	850,497
First Financial Northwest, Inc.	13,423	220,271
First Foundation, Inc. (a)	48,846	846,990
First Guaranty Bancshares, Inc. (b)	6,596	179,345
First Internet Bancorp	10,769	354,839
First Interstate Bancsystem, Inc.	44,372	1,621,797
First Merchants Corp.	70,486	2,850,454
First Mid-Illinois Bancshares, Inc.	17,822	652,107
First Midwest Bancorp, Inc., Delaware	174,914	3,884,840
First Northwest Bancorp (a)	17,733	270,428
First of Long Island Corp.	40,586	1,134,379
Flushing Financial Corp.	48,367	1,379,911
FNB Bancorp California	8,881	244,938
Franklin Financial Network, Inc. (a)	20,392	704,544
Fulton Financial Corp.	292,864	5,344,768
German American Bancorp, Inc.	36,779	1,317,792
Glacier Bancorp, Inc.	132,061	4,611,570
Great Southern Bancorp, Inc.	18,389	955,309
Great Western Bancorp, Inc.	101,921	3,975,938
Green Bancorp, Inc. (a)	36,144	811,433
Guaranty Bancorp	40,148	1,069,944
Guaranty Bancshares, Inc. Texas	3,388	103,029
Hancock Holding Co.	144,524	6,648,104
Hanmi Financial Corp.	54,486	1,561,024
HarborOne Bancorp, Inc.	21,765	421,806
Heartland Financial U.S.A., Inc.	42,571	2,005,094
Heritage Commerce Corp.	64,355	893,891
Heritage Financial Corp., Washington	50,961	1,386,139
Hilltop Holdings, Inc.	129,390	3,238,632
Home Bancshares, Inc.	222,224	5,511,155
HomeTrust Bancshares, Inc. (a)	29,258	706,581
Hope Bancorp, Inc.	223,119	3,933,588
Horizon Bancorp Industries	37,567	990,642
Howard Bancorp, Inc. (a)(b)	14,759	290,014
IBERIABANK Corp.	86,459	6,990,210
Independent Bank Corp.	34,546	732,375
Independent Bank Corp., Massachusetts	45,974	3,280,245
Independent Bank Group, Inc. (b)	30,482	1,839,589
International Bancshares Corp.	94,501	3,345,335
Investar Holding Corp.	13,616	308,402
Investors Bancorp, Inc.	443,724	5,892,655
Lakeland Bancorp, Inc.	77,512	1,499,857
Lakeland Financial Corp.	41,881	1,926,526
LCNB Corp.	14,653	293,793
LegacyTexas Financial Group, Inc.	81,380	3,151,034
Live Oak Bancshares, Inc. (b)	34,041	859,535
Macatawa Bank Corp.	45,018	434,424
MainSource Financial Group, Inc.	42,785	1,494,908
MB Financial, Inc.	138,780	5,676,102
MBT Financial Corp.	29,402	282,259
Mercantile Bank Corp.	27,305	868,845
Middlefield Banc Corp. (b)	4,376	204,578
Midland States Bancorp, Inc.	26,295	835,129
Midsouth Bancorp, Inc.	14,837	166,916
MidWestOne Financial Group, Inc.	19,625	675,493
MutualFirst Financial, Inc.	10,243	357,481
National Bank Holdings Corp.	42,752	1,459,126
National Bankshares, Inc. (b)	11,243	432,856
National Commerce Corp. (a)	18,440	739,444
NBT Bancorp, Inc.	73,954	2,672,698
Nicolet Bankshares, Inc. (a)	15,505	839,906
Northeast Bancorp	12,118	260,537
Northrim Bancorp, Inc.	11,588	337,790
Norwood Financial Corp. (b)	6,389	273,705
OFG Bancorp	76,410	767,921
Ohio Valley Banc Corp. (b)	6,846	231,737
Old Line Bancshares, Inc.	14,205	384,671
Old National Bancorp, Indiana	231,027	3,765,740
Old Point Financial Corp. (b)	6,112	196,317
Old Second Bancorp, Inc.	50,525	598,721
Opus Bank	35,514	845,233
Orrstown Financial Services, Inc.	13,148	328,700
Pacific Continental Corp.	36,780	934,212
Pacific Mercantile Bancorp (a)	24,579	194,174
Pacific Premier Bancorp, Inc. (a)	67,463	2,421,922
Park National Corp.	23,112	2,282,772
Park Sterling Corp.	87,294	1,014,356
Parke Bancorp, Inc.	9,654	195,011
PCSB Financial Corp.	31,185	540,748
Peapack-Gladstone Financial Corp.	29,033	907,862
Penns Woods Bancorp, Inc.	8,118	347,856
People's Utah Bancorp	23,609	656,330
Peoples Bancorp of North Carolina (b)	7,063	223,332
Peoples Bancorp, Inc.	28,881	941,521
Peoples Financial Services Corp.	11,457	490,016
Preferred Bank, Los Angeles	22,271	1,250,517
Premier Financial Bancorp, Inc.	15,924	302,556
QCR Holdings, Inc.	21,265	977,127
Renasant Corp.	74,332	3,150,933
Republic Bancorp, Inc., Kentucky Class A	16,346	586,821
Republic First Bancorp, Inc. (a)(b)	85,021	756,687
S&T Bancorp, Inc.	59,697	2,261,322
Sandy Spring Bancorp, Inc.	40,552	1,623,702
Seacoast Banking Corp., Florida (a)	69,191	1,616,994
ServisFirst Bancshares, Inc.	79,648	2,894,408
Shore Bancshares, Inc.	20,895	352,917
Sierra Bancorp	21,326	584,332
Simmons First National Corp. Class A	52,209	2,848,001
SmartFinancial, Inc. (a)	11,983	300,414
South State Corp.	49,673	4,160,114
Southern First Bancshares, Inc. (a)	11,169	411,578
Southern National Bancorp of Virginia, Inc.	31,360	530,611
Southside Bancshares, Inc.	47,142	1,637,242
Southwest Bancorp, Inc., Oklahoma	30,293	790,647
State Bank Financial Corp.	64,889	1,781,203
Sterling Bancorp	225,774	5,215,379
Stock Yards Bancorp, Inc.	37,488	1,343,945
Stonegate Bank	24,206	1,126,789
Summit Financial Group, Inc.	18,133	395,118
Sun Bancorp, Inc.	18,104	440,832
Sunshine Bancorp, Inc. (a)(b)	12,339	281,946
Texas Capital Bancshares, Inc. (a)	85,587	6,705,741
The Bank of NT Butterfield & Son Ltd.	92,338	3,147,802
The First Bancorp, Inc.	16,795	452,457
Tompkins Financial Corp.	25,201	1,983,571
TowneBank	98,123	3,071,250
Trico Bancshares	35,255	1,300,910
TriState Capital Holdings, Inc. (a)	38,185	878,255
Triumph Bancorp, Inc. (a)	25,757	731,499
Trustmark Corp.	115,606	3,694,768
Two River Bancorp (b)	12,114	221,444
UMB Financial Corp.	77,628	5,407,566
Umpqua Holdings Corp.	379,069	7,027,939
Union Bankshares Corp.	74,575	2,303,622
Union Bankshares, Inc. (b)	6,581	288,577
United Bankshares, Inc., West Virginia	171,270	5,908,815
United Community Bank, Inc.	121,650	3,377,004
United Security Bancshares, California	21,855	205,437
Unity Bancorp, Inc.	12,918	238,983
Univest Corp. of Pennsylvania	44,700	1,363,350
Valley National Bancorp	442,134	5,252,552
Veritex Holdings, Inc. (a)	25,022	666,836
Washington Trust Bancorp, Inc.	26,262	1,429,966
WashingtonFirst Bankshares, Inc.	16,954	580,505
WesBanco, Inc.	72,971	2,789,681
West Bancorp., Inc.	27,075	622,725
Westamerica Bancorp. (b)	44,093	2,412,769
Wintrust Financial Corp.	95,102	7,162,132
Xenith Bankshares, Inc. (a)	8,566	241,390
		344,281,098
Capital Markets - 1.3%
Arlington Asset Investment Corp. (b)	39,603	510,879
Artisan Partners Asset Management, Inc.	76,329	2,537,939
Associated Capital Group, Inc.	8,851	296,951
B. Riley Financial, Inc.	23,731	461,568
Cohen & Steers, Inc.	36,646	1,480,498
Cowen Group, Inc. Class A (a)(b)	43,866	701,856
Diamond Hill Investment Group, Inc.	5,405	1,067,488
Evercore Partners, Inc. Class A	70,067	5,510,770
Fifth Street Asset Management, Inc. Class A	12,576	51,562
Financial Engines, Inc. (b)	100,468	3,862,995
Gain Capital Holdings, Inc.	62,978	422,582
GAMCO Investors, Inc. Class A	8,285	254,432
Greenhill & Co., Inc. (b)	46,477	859,825
Hamilton Lane, Inc. Class A	23,018	516,984
Houlihan Lokey	38,015	1,413,398
INTL FCStone, Inc. (a)	26,050	1,019,337
Investment Technology Group, Inc.	56,902	1,255,827
Ladenburg Thalmann Financial Services, Inc. (a)	173,435	395,432
Medley Management, Inc.	9,842	62,989
Moelis & Co. Class A	43,103	1,762,913
OM Asset Management Ltd.	94,645	1,426,300
Oppenheimer Holdings, Inc. Class A (non-vtg.)	16,918	266,459
Paragon Commercial Corp. (a)	7,043	372,716
Piper Jaffray Companies	24,776	1,546,022
PJT Partners, Inc.	31,139	1,350,810
Pzena Investment Management, Inc.	28,922	305,127
Rosehill Resources, Inc. (a)(b)	4,269	32,957
Safeguard Scientifics, Inc. (a)(b)	34,845	414,656
Silvercrest Asset Management Group Class A	10,429	131,927
Stifel Financial Corp. (a)	114,388	5,816,630
Value Line, Inc.	1,916	33,894
Virtu Financial, Inc. Class A (b)	42,624	705,427
Virtus Investment Partners, Inc.	11,476	1,351,873
Waddell & Reed Financial, Inc. Class A	139,553	2,884,561
Westwood Holdings Group, Inc.	13,727	809,207
Wins Finance Holdings, Inc. (a)(b)	2,087	416,774
WisdomTree Investments, Inc. (b)	198,454	2,071,860
		44,383,425
Consumer Finance - 0.6%
Elevate Credit, Inc.	23,904	196,730
Encore Capital Group, Inc. (a)(b)	41,050	1,646,105
Enova International, Inc. (a)	57,437	832,837
EZCORP, Inc. (non-vtg.) Class A (a)(b)	84,194	656,713
First Cash Financial Services, Inc.	81,609	4,745,563
Green Dot Corp. Class A (a)	78,575	3,161,858
LendingClub Corp. (a)	547,733	2,777,006
Nelnet, Inc. Class A	34,558	1,696,452
PRA Group, Inc. (a)(b)	79,061	3,099,191
Regional Management Corp. (a)	17,905	429,541
World Acceptance Corp. (a)(b)	10,198	770,663
		20,012,659
Diversified Financial Services - 0.3%
Acushnet Holdings Corp. (b)	39,923	737,378
Alteryx, Inc. (b)	14,834	298,460
At Home Group, Inc.	8,433	191,935
Camping World Holdings, Inc. (b)	20,820	665,407
Cotiviti Holdings, Inc. (a)(b)	45,813	1,972,250
Donnelley Financial Solutions, Inc. (a)	45,009	1,044,209
FB Financial Corp. (b)	11,309	388,690
Marlin Business Services Corp.	15,142	393,692
NewStar Financial, Inc.	53,947	590,180
On Deck Capital, Inc. (a)	82,196	353,443
Quantenna Communications, Inc.	36,564	738,958
Ra Pharmaceuticals, Inc.	19,670	289,346
Tiptree, Inc.	40,918	280,288
Varex Imaging Corp. (a)	64,290	1,983,347
		9,927,583
Insurance - 2.5%
AMBAC Financial Group, Inc. (a)	78,440	1,602,529
American Equity Investment Life Holding Co.	148,703	3,982,266
Amerisafe, Inc.	32,634	1,884,614
AmTrust Financial Services, Inc.	146,572	2,345,152
Argo Group International Holdings, Ltd.	49,562	2,971,242
Atlas Financial Holdings, Inc. (a)	18,239	281,793
Baldwin & Lyons, Inc. Class B	15,613	365,344
Blue Capital Reinsurance Holdings Ltd.	9,479	182,945
Citizens, Inc. Class A (a)(b)	80,892	651,181
CNO Financial Group, Inc.	293,679	6,719,376
Crawford & Co. Class B	20,294	182,240
Donegal Group, Inc. Class A	14,674	221,284
eHealth, Inc. (a)	26,886	457,331
EMC Insurance Group	14,931	413,589
Employers Holdings, Inc.	54,996	2,384,077
Enstar Group Ltd. (a)	19,310	3,912,206
FBL Financial Group, Inc. Class A	16,884	1,146,424
Federated National Holding Co.	21,601	343,888
Fidelity & Guaranty Life (b)	19,514	607,861
FNFV Group (a)	108,080	1,864,380
Genworth Financial, Inc. Class A (a)	863,916	2,963,232
Global Indemnity Ltd. (a)	14,037	544,074
Greenlight Capital Re, Ltd. (a)	51,209	1,095,873
Hallmark Financial Services, Inc. (a)	22,288	250,740
HCI Group, Inc.	13,801	622,287
Health Insurance Innovations, Inc. (a)(b)	19,279	540,776
Heritage Insurance Holdings, Inc.	44,347	559,216
Horace Mann Educators Corp.	70,546	2,603,147
Independence Holding Co.	11,227	249,239
Infinity Property & Casualty Corp.	18,592	1,860,130
Investors Title Co.	2,487	439,005
James River Group Holdings Ltd.	30,994	1,244,719
Kemper Corp.	68,424	2,685,642
Kingstone Companies, Inc.	15,144	249,876
Kinsale Capital Group, Inc.	24,858	967,473
Maiden Holdings Ltd.	123,955	1,375,901
MBIA, Inc. (a)(b)	215,743	2,194,106
National General Holdings Corp.	84,087	1,783,485
National Western Life Group, Inc.	3,915	1,317,750
Navigators Group, Inc.	35,420	2,018,940
NI Holdings, Inc.	17,098	307,422
OneBeacon Insurance Group Ltd.	34,600	633,872
Primerica, Inc.	78,249	6,342,081
RLI Corp.	66,234	3,845,546
Safety Insurance Group, Inc.	25,330	1,797,164
Selective Insurance Group, Inc.	98,932	5,010,906
State Auto Financial Corp.	27,223	702,081
State National Companies, Inc.	50,970	1,064,254
Stewart Information Services Corp.	36,363	1,429,066
Third Point Reinsurance Ltd. (a)	131,723	1,916,570
Trupanion, Inc. (a)(b)	38,489	916,808
United Fire Group, Inc.	37,076	1,672,869
United Insurance Holdings Corp.	28,617	456,727
Universal Insurance Holdings, Inc.	54,777	1,306,431
WMI Holdings Corp. (a)	342,229	393,563
		85,880,693
Mortgage Real Estate Investment Trusts - 0.9%
AG Mortgage Investment Trust, Inc.	49,165	905,128
American Capital Mortgage Investment Corp.	78,947	1,468,414
Anworth Mortgage Asset Corp.	163,431	983,855
Apollo Commercial Real Estate Finance, Inc.	157,186	2,834,064
Ares Commercial Real Estate Corp.	44,910	574,848
Armour Residential REIT, Inc.	62,576	1,580,670
Capstead Mortgage Corp.	164,569	1,609,485
Cherry Hill Mortgage Investment Corp.	20,566	394,662
CYS Investments, Inc.	258,810	2,202,473
Dynex Capital, Inc.	80,163	553,926
Ellington Residential Mortgage REIT (b)	13,365	198,203
Great Ajax Corp.	25,889	360,375
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	85,265	1,982,411
Invesco Mortgage Capital, Inc.	191,938	3,191,929
KKR Real Estate Finance Trust, Inc.	17,176	352,108
Ladder Capital Corp. Class A	121,452	1,598,308
New York Mortgage Trust, Inc. (b)	193,211	1,221,094
Orchid Island Capital, Inc. (b)	57,336	546,412
Owens Realty Mortgage, Inc.	16,160	279,406
PennyMac Mortgage Investment Trust	113,338	1,994,749
Redwood Trust, Inc.	131,916	2,278,189
Resource Capital Corp.	50,817	520,874
Western Asset Mortgage Capital Corp.	69,479	721,887
ZAIS Financial Corp.	30,131	445,939
		28,799,409
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	11,962	584,344
Thrifts & Mortgage Finance - 2.3%
ASB Bancorp, Inc. (a)	4,690	207,298
Astoria Financial Corp.	159,801	3,224,784
Bank Mutual Corp.	73,624	732,559
BankFinancial Corp.	25,823	386,829
Bear State Financial, Inc.	34,634	321,404
Beneficial Bancorp, Inc.	119,934	1,870,970
BofI Holding, Inc. (a)(b)	103,116	2,873,843
BSB Bancorp, Inc. (a)	14,745	435,715
Capitol Federal Financial, Inc.	219,642	3,132,095
Charter Financial Corp.	20,557	369,615
Clifton Bancorp, Inc.	36,366	606,949
Dime Community Bancshares, Inc.	55,047	1,144,978
Entegra Financial Corp. (a)(b)	10,400	240,240
ESSA Bancorp, Inc.	14,961	220,675
Essent Group Ltd. (a)	132,665	5,096,989
Farmer Mac Class C (non-vtg.)	14,942	1,024,424
First Defiance Financial Corp.	17,453	903,193
Flagstar Bancorp, Inc. (a)	36,618	1,192,282
Greene County Bancorp, Inc. (b)	4,252	104,174
Hingham Institution for Savings	2,303	407,401
Home Bancorp, Inc.	10,245	415,127
HomeStreet, Inc. (a)	50,234	1,318,643
Impac Mortgage Holdings, Inc. (a)(b)	18,896	277,960
Kearny Financial Corp.	146,986	2,145,996
Lendingtree, Inc. (a)	10,944	2,414,246
Malvern Bancorp, Inc. (a)	10,723	265,930
Meridian Bancorp, Inc. Maryland	82,915	1,463,450
Meta Financial Group, Inc.	15,434	1,100,444
MGIC Investment Corp. (a)	635,425	7,415,410
Nationstar Mortgage Holdings, Inc. (a)(b)	50,143	894,050
NMI Holdings, Inc. (a)	97,750	1,153,450
Northfield Bancorp, Inc.	76,374	1,282,319
Northwest Bancshares, Inc.	162,241	2,612,080
OceanFirst Financial Corp.	54,152	1,466,436
Oconee Federal Financial Corp. (b)	2,151	58,615
Ocwen Financial Corp. (a)(b)	179,358	514,757
Oritani Financial Corp.	69,090	1,146,894
PennyMac Financial Services, Inc. (a)	27,781	483,389
PHH Corp. (a)	91,071	1,254,958
Provident Bancorp, Inc. (a)	6,417	133,794
Provident Financial Holdings, Inc.	10,869	206,511
Provident Financial Services, Inc.	106,409	2,821,967
Prudential Bancorp, Inc.	13,655	234,456
Radian Group, Inc.	372,287	6,485,240
Riverview Bancorp, Inc.	32,218	244,535
SI Financial Group, Inc.	19,549	302,032
Southern Missouri Bancorp, Inc.	9,741	315,706
Territorial Bancorp, Inc.	12,657	381,355
Timberland Bancorp, Inc.	10,474	282,379
Trustco Bank Corp., New York	156,370	1,297,871
United Community Financial Corp.	84,683	779,084
United Financial Bancorp, Inc. New	87,616	1,584,973
Walker & Dunlop, Inc. (a)	47,728	2,398,332
Washington Federal, Inc.	152,866	5,113,368
Waterstone Financial, Inc.	45,259	853,132
Westfield Financial, Inc.	46,065	458,347
WSFS Financial Corp.	52,328	2,362,609
		78,436,262

TOTAL FINANCIALS		612,305,473

HEALTH CARE - 14.5%
Biotechnology - 5.3%
Abeona Therapeutics, Inc. (a)(b)	40,760	344,422
Acceleron Pharma, Inc. (a)(b)	55,364	1,779,953
Achaogen, Inc. (a)(b)	49,572	942,364
Achillion Pharmaceuticals, Inc. (a)	200,359	821,472
Acorda Therapeutics, Inc. (a)	74,042	1,603,009
Adamas Pharmaceuticals, Inc. (a)(b)	24,701	428,562
Aduro Biotech, Inc. (a)(b)	70,660	907,981
Advaxis, Inc. (a)(b)	60,927	394,198
Agenus, Inc. (a)(b)	129,188	573,595
Aimmune Therapeutics, Inc. (a)(b)	60,495	1,301,852
Akebia Therapeutics, Inc. (a)	62,584	825,483
Alder Biopharmaceuticals, Inc. (a)	81,530	876,448
AMAG Pharmaceuticals, Inc. (a)(b)	60,142	1,181,790
Amicus Therapeutics, Inc. (a)(b)	246,954	3,198,054
AnaptysBio, Inc.	9,217	224,250
Anavex Life Sciences Corp. (a)(b)	63,065	256,044
Ardelyx, Inc. (a)	57,560	299,312
Arena Pharmaceuticals, Inc. (a)	55,214	1,311,885
Array BioPharma, Inc. (a)(b)	297,159	2,231,664
Asterias Biotherapeutics, Inc. (a)(b)	46,892	166,467
Atara Biotherapeutics, Inc. (a)(b)	44,170	673,593
Athersys, Inc. (a)(b)	174,061	259,351
Audentes Therapeutics, Inc.	25,568	513,661
Axovant Sciences Ltd. (a)(b)	51,158	1,172,541
Bellicum Pharmaceuticals, Inc. (a)(b)	47,203	499,408
BioCryst Pharmaceuticals, Inc. (a)	138,717	708,844
Biohaven Pharmaceutical Holding Co. Ltd.	16,789	432,485
Biospecifics Technologies Corp. (a)	9,895	481,392
BioTime, Inc. (a)(b)	127,728	344,866
bluebird bio, Inc. (a)(b)	77,096	7,266,298
Blueprint Medicines Corp. (a)	66,858	3,498,679
Calithera Biosciences, Inc. (a)	52,243	799,318
Cara Therapeutics, Inc. (a)(b)	46,086	647,047
Cascadian Therapeutics, Inc. (a)(b)	57,720	236,075
Catalyst Pharmaceutical Partners, Inc. (a)(b)	120,007	352,821
Celldex Therapeutics, Inc. (a)(b)	202,403	463,503
ChemoCentryx, Inc. (a)	40,527	410,944
Chimerix, Inc. (a)	80,250	398,843
Clovis Oncology, Inc. (a)	74,447	6,313,850
Coherus BioSciences, Inc. (a)(b)	65,679	857,111
Conatus Pharmaceuticals, Inc. (a)(b)	42,908	237,281
Concert Pharmaceuticals, Inc. (a)	30,032	433,362
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	74,066	440,693
Corvus Pharmaceuticals, Inc. (a)(b)	14,232	174,057
Curis, Inc. (a)	204,175	398,141
Cytokinetics, Inc. (a)	71,172	999,967
CytomX Therapeutics, Inc. (a)	50,462	680,732
Dyax Corp. rights 12/31/19 (a)	125,389	411,276
Dynavax Technologies Corp. (a)(b)	84,932	1,346,172
Eagle Pharmaceuticals, Inc. (a)(b)	14,082	692,130
Edge Therapeutics, Inc. (a)(b)	33,453	360,289
Editas Medicine, Inc. (a)(b)	57,867	979,110
Emergent BioSolutions, Inc. (a)	58,321	2,121,135
Enanta Pharmaceuticals, Inc. (a)	27,063	1,031,371
Epizyme, Inc. (a)(b)	71,181	811,463
Esperion Therapeutics, Inc. (a)(b)	25,434	1,151,906
Exact Sciences Corp. (a)(b)	188,758	7,323,810
Fate Therapeutics, Inc. (a)(b)	64,109	185,275
FibroGen, Inc. (a)	102,501	3,500,409
Five Prime Therapeutics, Inc. (a)	46,731	1,315,010
Flexion Therapeutics, Inc. (a)(b)	47,025	1,072,170
Fortress Biotech, Inc. (a)(b)	58,879	261,423
Foundation Medicine, Inc. (a)(b)	24,517	866,676
Genocea Biosciences, Inc. (a)(b)	48,153	273,991
Genomic Health, Inc. (a)	33,788	1,077,837
Geron Corp. (a)(b)	260,104	689,276
Global Blood Therapeutics, Inc. (a)	63,569	1,659,151
Halozyme Therapeutics, Inc. (a)(b)	188,502	2,390,205
Heron Therapeutics, Inc. (a)(b)	78,156	1,238,773
Idera Pharmaceuticals, Inc. (a)(b)	179,652	330,560
Ignyta, Inc. (a)(b)	85,437	811,652
Immune Design Corp. (a)	28,531	350,931
ImmunoGen, Inc. (a)(b)	142,860	848,588
Immunomedics, Inc. (a)(b)	175,967	1,506,278
Inovio Pharmaceuticals, Inc. (a)(b)	114,615	637,259
Insmed, Inc. (a)	106,437	1,721,086
Insys Therapeutics, Inc. (a)(b)	40,801	467,579
Intellia Therapeutics, Inc. (a)(b)	23,716	399,377
Invitae Corp. (a)	67,985	630,901
Iovance Biotherapeutics, Inc. (a)	88,350	516,848
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	232,246	4,122,367
Jounce Therapeutics, Inc.	11,709	151,163
Karyopharm Therapeutics, Inc. (a)	58,996	497,926
Keryx Biopharmaceuticals, Inc. (a)(b)	141,340	990,793
Kindred Biosciences, Inc. (a)	35,418	258,551
Kite Pharma, Inc. (a)(b)	84,030	9,109,647
Kura Oncology, Inc. (a)	23,976	216,983
La Jolla Pharmaceutical Co. (a)(b)	29,616	877,522
Lexicon Pharmaceuticals, Inc. (a)(b)	73,324	1,195,181
Ligand Pharmaceuticals, Inc. Class B (a)(b)	35,429	4,283,720
Loxo Oncology, Inc. (a)(b)	34,486	2,493,683
Macrogenics, Inc. (a)	56,690	936,519
Madrigal Pharmaceuticals, Inc. (a)	7,212	111,786
Matinas BioPharma Holdings, Inc. (a)(b)	88,489	99,108
MediciNova, Inc. (a)(b)	55,335	288,295
Merrimack Pharmaceuticals, Inc. (b)	219,337	291,718
MiMedx Group, Inc. (a)(b)	178,407	2,668,969
Minerva Neurosciences, Inc. (a)	41,994	279,260
Miragen Therapeutics, Inc. (a)(b)	21,149	289,318
Momenta Pharmaceuticals, Inc. (a)	126,732	2,097,415
Myriad Genetics, Inc. (a)(b)	110,714	2,687,029
NantKwest, Inc. (a)(b)	50,942	329,085
Natera, Inc. (a)(b)	52,568	424,224
NewLink Genetics Corp. (a)(b)	37,761	272,634
Novavax, Inc. (a)(b)	478,243	497,373
Novelion Therapeutics, Inc. (a)(b)	25,722	232,784
Nymox Pharmaceutical Corp. (a)(b)	47,935	180,236
OncoCyte Corp. (a)	6,513	25,726
Organovo Holdings, Inc. (a)(b)	164,261	384,371
Otonomy, Inc. (a)	48,518	912,138
Ovid Therapeutics, Inc.	8,635	70,721
PDL BioPharma, Inc. (a)(b)	278,760	632,785
Pieris Pharmaceuticals, Inc. (a)(b)	57,470	298,844
Portola Pharmaceuticals, Inc. (a)	85,434	5,271,278
Progenics Pharmaceuticals, Inc. (a)(b)	121,784	734,358
Protagonist Therapeutics, Inc.	15,747	191,956
Prothena Corp. PLC (a)(b)	66,138	4,084,683
PTC Therapeutics, Inc. (a)(b)	57,474	1,185,114
Puma Biotechnology, Inc. (a)(b)	49,377	4,693,284
Radius Health, Inc. (a)(b)	64,129	2,823,600
Recro Pharma, Inc. (a)(b)	23,215	176,666
REGENXBIO, Inc. (a)(b)	47,198	849,564
Repligen Corp. (a)(b)	59,136	2,381,407
Retrophin, Inc. (a)(b)	66,403	1,343,997
Rigel Pharmaceuticals, Inc. (a)	216,134	512,238
Sage Therapeutics, Inc. (a)(b)	59,449	4,741,058
Sangamo Therapeutics, Inc. (a)(b)	123,109	1,058,737
Sarepta Therapeutics, Inc. (a)(b)	102,012	3,935,623
Selecta Biosciences, Inc. (a)(b)	19,631	334,512
Seres Therapeutics, Inc. (a)(b)	35,528	480,694
Spark Therapeutics, Inc. (a)(b)	40,148	2,850,508
Spectrum Pharmaceuticals, Inc. (a)	134,974	1,006,906
Stemline Therapeutics, Inc. (a)	38,593	355,056
Strongbridge Biopharma PLC (a)	36,705	291,805
Syndax Pharmaceuticals, Inc. (a)	14,739	178,489
Synergy Pharmaceuticals, Inc. (a)(b)	391,920	1,520,650
Syros Pharmaceuticals, Inc. (b)	20,895	476,824
TG Therapeutics, Inc. (a)(b)	82,900	953,350
Tobira Therapeutics, Inc. rights (b)	9,663	66,385
Tocagen, Inc.	14,370	155,483
Trevena, Inc. (a)	92,111	240,410
Ultragenyx Pharmaceutical, Inc. (a)(b)	68,170	4,521,034
Vanda Pharmaceuticals, Inc. (a)	76,209	1,185,050
VBI Vaccines, Inc. (a)(b)	36,555	168,884
Veracyte, Inc. (a)	40,198	321,584
Versartis, Inc. (a)	55,331	1,023,624
Voyager Therapeutics, Inc. (a)(b)	24,490	201,798
vTv Therapeutics, Inc. Class A (a)	9,625	41,965
Xbiotech, Inc. (a)(b)	33,147	152,145
Xencor, Inc. (a)	65,380	1,526,623
ZIOPHARM Oncology, Inc. (a)(b)	224,672	1,242,436
		179,831,237
Health Care Equipment & Supplies - 3.6%
Abaxis, Inc. (b)	37,999	1,785,953
Accuray, Inc. (a)(b)	139,414	592,510
Analogic Corp.	21,663	1,520,743
Angiodynamics, Inc. (a)	63,787	1,036,539
Anika Therapeutics, Inc. (a)(b)	24,418	1,249,225
Antares Pharma, Inc. (a)(b)	248,412	780,014
Atricure, Inc. (a)(b)	54,948	1,331,390
Atrion Corp.	2,419	1,529,292
AxoGen, Inc. (a)	46,526	735,111
Cantel Medical Corp.	62,491	4,636,832
Cardiovascular Systems, Inc. (a)	55,141	1,739,699
Cerus Corp. (a)(b)	178,262	402,872
ConforMis, Inc. (a)	68,833	344,853
CONMED Corp.	47,391	2,432,106
Corindus Vascular Robotics, Inc. (a)(b)	139,702	231,905
Cryolife, Inc. (a)	54,546	1,022,738
Cutera, Inc. (a)	23,091	601,521
Endologix, Inc. (a)(b)	142,659	697,603
Entellus Medical, Inc. (a)(b)	20,260	355,563
Exactech, Inc. (a)	18,936	551,984
Fonar Corp. (a)	10,198	262,089
Genmark Diagnostics, Inc. (a)	75,798	896,690
Glaukos Corp. (a)(b)	49,301	1,980,914
Globus Medical, Inc. (a)	121,362	3,731,882
Haemonetics Corp. (a)	90,119	3,706,594
Halyard Health, Inc. (a)	80,572	3,240,606
ICU Medical, Inc. (a)	25,818	4,438,114
Inogen, Inc. (a)	29,141	2,750,328
Insulet Corp. (a)	100,068	5,034,421
Integer Holdings Corp. (a)	53,486	2,449,659
Integra LifeSciences Holdings Corp. (a)	105,794	5,253,730
Invacare Corp. (b)	54,815	857,855
iRhythm Technologies, Inc. (b)	23,673	979,115
K2M Group Holdings, Inc. (a)	70,029	1,703,806
Lantheus Holdings, Inc. (a)	44,649	823,774
LeMaitre Vascular, Inc.	25,785	930,065
LivaNova PLC (a)(b)	83,388	5,081,665
Masimo Corp. (a)	77,017	7,285,808
Meridian Bioscience, Inc.	72,174	977,958
Merit Medical Systems, Inc. (a)	83,663	3,430,183
Natus Medical, Inc. (a)	55,886	1,967,187
Neogen Corp. (a)	63,859	4,206,392
Nevro Corp. (a)(b)	47,662	4,101,792
Novocure Ltd. (a)(b)	99,370	2,047,022
NuVasive, Inc. (a)(b)	87,135	5,732,612
NxStage Medical, Inc. (a)	111,725	2,631,124
Obalon Therapeutics, Inc. (b)	14,399	122,392
OraSure Technologies, Inc. (a)	97,326	1,707,098
Orthofix International NV (a)	29,298	1,270,947
Oxford Immunotec Global PLC (a)	38,922	653,890
Penumbra, Inc. (a)(b)	50,438	4,118,263
Pulse Biosciences, Inc. (a)(b)	15,695	304,954
Quidel Corp. (a)	47,246	1,511,400
Quotient Ltd.(a)	44,675	246,606
Rockwell Medical Technologies, Inc. (a)(b)	82,499	588,218
RTI Biologics, Inc. (a)	91,432	521,162
Sientra, Inc. (a)(b)	23,910	245,795
Staar Surgical Co. (a)	68,954	706,779
SurModics, Inc. (a)	21,991	578,363
Tactile Systems Technology, Inc. (b)	15,257	450,844
The Spectranetics Corp. (a)	74,518	2,868,943
Utah Medical Products, Inc.	5,833	403,060
ViewRay, Inc. (a)(b)	48,738	230,531
Viveve Medical, Inc. (a)(b)	25,043	165,534
Wright Medical Group NV (a)(b)	179,853	4,724,738
		121,499,355
Health Care Providers & Services - 2.0%
AAC Holdings, Inc. (a)(b)	19,902	124,786
Aceto Corp.	51,062	861,927
Addus HomeCare Corp. (a)	12,564	426,548
Almost Family, Inc. (a)	21,865	1,081,224
Amedisys, Inc. (a)	49,036	2,322,345
American Renal Associates Holdings, Inc. (a)(b)	16,770	286,767
AMN Healthcare Services, Inc. (a)(b)	81,093	2,992,332
BioScrip, Inc. (a)(b)	196,643	568,298
BioTelemetry, Inc. (a)	48,305	1,652,031
Capital Senior Living Corp. (a)(b)	43,058	594,200
Chemed Corp.	27,017	5,335,858
Civitas Solutions, Inc. (a)	27,483	490,572
Community Health Systems, Inc. (a)	163,677	1,170,291
Corvel Corp. (a)	16,817	799,648
Cross Country Healthcare, Inc. (a)	61,547	723,793
Diplomat Pharmacy, Inc. (a)	81,673	1,296,151
Genesis HealthCare, Inc. Class A (a)	59,548	85,749
HealthEquity, Inc. (a)	85,653	3,928,903
HealthSouth Corp.	153,281	6,523,639
Kindred Healthcare, Inc.	143,436	1,283,752
Landauer, Inc.	15,876	864,448
LHC Group, Inc. (a)	27,117	1,570,074
Magellan Health Services, Inc. (a)	40,895	3,048,722
Molina Healthcare, Inc. (a)(b)	75,623	5,051,616
National Healthcare Corp.	19,637	1,279,743
National Research Corp. Class A	15,853	466,078
Owens & Minor, Inc.	104,534	3,369,131
PharMerica Corp. (a)	51,386	1,292,358
Providence Service Corp. (a)	19,742	1,017,503
R1 RCM, Inc. (a)	174,104	590,213
RadNet, Inc. (a)	62,214	479,048
Select Medical Holdings Corp. (a)	184,681	2,991,832
Surgery Partners, Inc. (a)(b)	32,697	649,035
Teladoc, Inc. (a)(b)	92,494	3,033,803
Tenet Healthcare Corp. (a)(b)	139,907	2,427,386
The Ensign Group, Inc.	82,567	1,847,024
Tivity Health, Inc. (a)	62,770	2,488,831
Triple-S Management Corp. (a)	41,356	640,191
U.S. Physical Therapy, Inc.	21,004	1,325,352
		66,981,202
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	312,490	3,846,752
Castlight Health, Inc. Class B (a)(b)	106,540	458,122
Computer Programs & Systems, Inc. (b)	19,464	596,572
Evolent Health, Inc. (a)(b)	66,440	1,641,068
HealthStream, Inc. (a)(b)	44,506	1,051,232
HMS Holdings Corp. (a)	143,847	2,888,448
Inovalon Holdings, Inc. Class A (a)(b)	107,624	1,366,825
Medidata Solutions, Inc. (a)	96,914	7,443,964
NantHealth, Inc. (a)(b)	29,666	126,970
Omnicell, Inc. (a)	63,622	3,155,651
Quality Systems, Inc. (a)	89,024	1,522,310
Simulations Plus, Inc.	18,319	271,121
Tabula Rasa HealthCare, Inc.	15,515	242,034
Vocera Communications, Inc. (a)	48,355	1,318,641
		25,929,710
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc.(a)(b)	44,507	1,168,309
Albany Molecular Research, Inc. (a)	44,610	969,821
Cambrex Corp. (a)	55,831	3,405,691
Enzo Biochem, Inc. (a)	69,884	758,241
Fluidigm Corp. (a)(b)	51,631	194,133
INC Research Holdings, Inc. Class A (a)	93,792	5,158,560
Luminex Corp.	70,011	1,430,325
Medpace Holdings, Inc. (b)	12,329	338,184
Nanostring Technologies, Inc. (a)	29,661	451,144
NeoGenomics, Inc. (a)(b)	96,926	915,951
Pacific Biosciences of California, Inc. (a)(b)	142,447	464,377
PAREXEL International Corp. (a)	86,290	7,552,101
PRA Health Sciences, Inc. (a)	66,527	4,949,609
		27,756,446
Pharmaceuticals - 2.1%
Aclaris Therapeutics, Inc. (a)	34,806	1,002,413
Aerie Pharmaceuticals, Inc. (a)(b)	52,308	2,840,324
Amphastar Pharmaceuticals, Inc. (a)	61,485	1,062,461
ANI Pharmaceuticals, Inc. (a)(b)	13,592	662,338
Aratana Therapeutics, Inc. (a)(b)	67,771	457,454
Assembly Biosciences, Inc. (a)	23,436	525,201
AstraZeneca PLC rights(a)	1,000	0
Avexis, Inc. (a)(b)	42,276	3,916,871
Catalent, Inc. (a)	216,383	7,508,490
Cempra, Inc. (a)	81,709	326,836
Clearside Biomedical, Inc. (a)(b)	34,583	298,105
Collegium Pharmaceutical, Inc. (a)(b)	37,803	452,502
Corcept Therapeutics, Inc. (a)	157,147	1,959,623
Corium International, Inc. (a)(b)	33,248	276,956
DepoMed, Inc. (a)(b)	97,889	1,009,236
Dermira, Inc. (a)(b)	65,817	1,811,942
Durect Corp. (a)	229,118	396,374
Heska Corp. (a)	11,037	1,208,993
Horizon Pharma PLC (a)	281,142	3,368,081
Impax Laboratories, Inc. (a)	126,371	2,445,279
Innoviva, Inc. (a)(b)	131,416	1,803,028
Intersect ENT, Inc. (a)	44,791	1,227,273
Intra-Cellular Therapies, Inc. (a)(b)	58,515	677,019
Lannett Co., Inc. (a)(b)	47,718	971,061
MyoKardia, Inc. (a)	28,930	449,862
Nektar Therapeutics (a)	254,899	5,564,445
Neos Therapeutics, Inc. (a)(b)	31,237	201,479
Ocular Therapeutix, Inc. (a)(b)	38,382	242,958
Omeros Corp. (a)(b)	71,624	1,501,239
Pacira Pharmaceuticals, Inc. (a)	67,771	2,676,955
Paratek Pharmaceuticals, Inc. (a)(b)	40,439	786,539
Phibro Animal Health Corp. Class A	32,693	1,248,873
Prestige Brands Holdings, Inc. (a)	91,893	4,928,222
Reata Pharmaceuticals, Inc. (a)	14,220	416,362
Revance Therapeutics, Inc. (a)(b)	38,510	876,103
SciClone Pharmaceuticals, Inc. (a)	88,694	971,199
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	42,777	464,130
Supernus Pharmaceuticals, Inc. (a)	81,578	3,299,830
Teligent, Inc. (a)(b)	69,177	545,115
Tetraphase Pharmaceuticals, Inc. (a)	64,448	421,490
The Medicines Company (a)(b)	118,778	4,567,014
TherapeuticsMD, Inc. (a)(b)	269,020	1,519,963
Theravance Biopharma, Inc. (a)(b)	72,080	2,315,930
WAVE Life Sciences (a)(b)	19,878	394,578
Zogenix, Inc. (a)(b)	43,213	518,556
Zynerba Pharmaceuticals, Inc. (a)(b)	19,048	268,577
		70,387,279

TOTAL HEALTH CARE		492,385,229

INDUSTRIALS - 14.5%
Aerospace & Defense - 1.4%
AAR Corp.	55,627	2,080,450
Aerojet Rocketdyne Holdings, Inc. (a)	119,159	2,794,279
AeroVironment, Inc. (a)(b)	35,271	1,332,891
Astronics Corp. (a)	36,357	1,063,442
Axon Enterprise, Inc. (a)(b)	89,747	2,206,879
Cubic Corp.	43,529	2,074,157
Curtiss-Wright Corp.	75,943	7,322,424
DigitalGlobe, Inc. (a)	106,182	3,705,752
Ducommun, Inc. (a)	18,176	526,377
Engility Holdings, Inc. (a)	30,649	894,031
Esterline Technologies Corp. (a)	44,964	4,339,026
KEYW Holding Corp. (a)(b)	82,749	730,674
KLX, Inc. (a)	88,982	4,619,945
Kratos Defense & Security Solutions, Inc. (a)(b)	123,371	1,357,698
Mercury Systems, Inc. (a)	80,678	3,542,571
Moog, Inc. Class A (a)	54,872	4,078,087
National Presto Industries, Inc. (b)	8,604	973,112
Sparton Corp. (a)	16,657	384,110
Triumph Group, Inc. (b)	83,943	2,148,941
Vectrus, Inc. (a)	18,647	634,184
Wesco Aircraft Holdings, Inc. (a)	95,386	1,034,938
		47,843,968
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	89,541	2,181,219
Atlas Air Worldwide Holdings, Inc. (a)	40,094	2,381,584
Echo Global Logistics, Inc. (a)	47,882	653,589
Forward Air Corp.	51,336	2,660,745
Hub Group, Inc. Class A (a)	56,239	1,914,938
Radiant Logistics, Inc. (a)	63,305	274,111
		10,066,186
Airlines - 0.3%
Allegiant Travel Co. (b)	22,518	2,910,452
Hawaiian Holdings, Inc. (a)	91,110	3,771,954
SkyWest, Inc.	87,227	3,183,786
		9,866,192
Building Products - 1.3%
AAON, Inc.	70,818	2,393,648
Advanced Drain Systems, Inc. Del	60,551	1,244,323
American Woodmark Corp. (a)	24,080	2,363,452
Apogee Enterprises, Inc.	48,696	2,536,575
Builders FirstSource, Inc. (a)	166,388	2,607,300
Caesarstone Sdot-Yam Ltd. (a)	39,197	1,375,815
Continental Building Products, Inc. (a)	68,498	1,506,956
CSW Industrials, Inc. (a)	24,698	964,457
GCP Applied Technologies, Inc. (a)	123,311	3,736,323
Gibraltar Industries, Inc. (a)	54,140	1,616,079
GMS, Inc. (a)	40,562	1,217,671
Griffon Corp.	50,966	1,044,803
Insteel Industries, Inc.	30,885	812,893
Jeld-Wen Holding, Inc.	38,733	1,264,632
Masonite International Corp. (a)	51,130	3,970,245
NCI Building Systems, Inc. (a)	67,830	1,220,940
Patrick Industries, Inc. (a)	27,925	2,125,093
PGT, Inc. (a)	84,044	1,092,572
Ply Gem Holdings, Inc. (a)	37,870	662,725
Quanex Building Products Corp.	59,811	1,285,937
Simpson Manufacturing Co. Ltd.	70,885	3,139,497
Trex Co., Inc. (a)	50,810	3,821,420
Universal Forest Products, Inc.	34,397	2,884,188
		44,887,544
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	96,188	4,291,909
ACCO Brands Corp. (a)	186,842	2,176,709
ADS Waste Holdings, Inc.	43,095	1,042,037
Aqua Metals, Inc. (a)(b)	27,680	323,302
ARC Document Solutions, Inc. (a)	71,080	245,937
Brady Corp. Class A	80,150	2,660,980
Casella Waste Systems, Inc. Class A (a)	67,241	1,128,304
CECO Environmental Corp.	51,951	501,847
CompX International, Inc. Class A	1,954	28,333
Covanta Holding Corp. (b)	201,646	3,044,855
Deluxe Corp.	83,055	5,996,571
Ennis, Inc.	43,442	836,259
Essendant, Inc.	64,220	801,466
Healthcare Services Group, Inc.	122,423	6,396,602
Heritage-Crystal Clean, Inc. (a)	24,607	462,612
Herman Miller, Inc.	102,675	3,457,581
HNI Corp.	76,020	2,869,755
Hudson Technologies, Inc. (a)(b)	63,970	517,517
InnerWorkings, Inc. (a)	78,215	922,155
Interface, Inc.	107,228	2,031,971
Kimball International, Inc. Class B	64,002	1,066,913
Knoll, Inc.	83,730	1,621,013
LSC Communications, Inc.	57,252	1,224,048
Matthews International Corp. Class A	53,928	3,534,980
McGrath RentCorp.	40,406	1,435,625
Mobile Mini, Inc.	75,906	2,337,905
Msa Safety, Inc.	57,272	4,590,924
Multi-Color Corp.	23,363	1,880,722
NL Industries, Inc. (a)	13,262	103,444
Quad/Graphics, Inc.	53,961	1,211,964
R.R. Donnelley & Sons Co. (b)	121,027	1,495,894
SP Plus Corp. (a)	29,946	979,234
Steelcase, Inc. Class A	147,352	2,011,355
Team, Inc. (a)(b)	50,543	725,292
Tetra Tech, Inc.	98,381	4,668,178
The Brink's Co.	78,807	6,158,767
U.S. Ecology, Inc.	37,566	1,949,675
UniFirst Corp.	26,327	3,745,016
Viad Corp.	35,047	1,876,767
VSE Corp.	14,583	756,129
West Corp.	73,739	1,723,280
		84,833,827
Construction & Engineering - 1.2%
Aegion Corp. (a)	56,533	1,353,400
Ameresco, Inc. Class A (a)	30,987	202,965
Argan, Inc.	25,190	1,623,496
Chicago Bridge & Iron Co. NV (b)	173,282	3,247,305
Comfort Systems U.S.A., Inc.	63,427	2,112,119
Dycom Industries, Inc. (a)(b)	52,408	4,748,165
EMCOR Group, Inc.	101,189	6,830,258
Granite Construction, Inc.	68,459	3,355,860
Great Lakes Dredge & Dock Corp. (a)	98,524	389,170
HC2 Holdings, Inc. (a)	67,521	405,801
Ies Holdings, Inc. (a)	14,368	244,256
KBR, Inc. (b)	247,660	3,695,087
Keane Group, Inc. (b)	52,716	808,136
Layne Christensen Co. (a)(b)	31,398	332,505
MasTec, Inc. (a)	114,432	5,286,758
MYR Group, Inc. (a)	27,494	874,584
Northwest Pipe Co. (a)	15,804	238,798
NV5 Holdings, Inc. (a)	13,882	576,797
Orion Group Holdings, Inc. (a)	45,976	322,752
Primoris Services Corp.	68,478	1,706,472
Sterling Construction Co., Inc. (a)	44,809	572,659
Tutor Perini Corp. (a)	64,692	1,720,807
		40,648,150
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	11,648	344,664
AZZ, Inc.	44,739	2,268,267
Babcock & Wilcox Enterprises, Inc. (a)	84,136	883,428
Encore Wire Corp.	34,863	1,554,890
Energous Corp. (a)	32,559	479,594
EnerSys	75,016	5,421,406
Generac Holdings, Inc. (a)(b)	105,773	3,804,655
General Cable Corp.	84,894	1,638,454
LSI Industries, Inc.	41,087	343,898
Plug Power, Inc. (a)(b)	381,883	863,056
Powell Industries, Inc.	14,637	466,188
Preformed Line Products Co.	5,077	247,351
Revolution Lighting Technologies, Inc. (a)(b)	20,471	151,281
Sunrun, Inc. (a)(b)	145,665	1,096,857
Thermon Group Holdings, Inc. (a)(b)	55,656	994,573
TPI Composites, Inc.	17,729	334,014
Vicor Corp. (a)	28,251	501,455
Vivint Solar, Inc. (a)(b)	43,168	222,315
		21,616,346
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	62,251	2,141,434
Machinery - 3.5%
Actuant Corp. Class A (b)	102,497	2,480,427
Alamo Group, Inc.	16,278	1,514,017
Albany International Corp. Class A	49,122	2,628,027
Altra Industrial Motion Corp.	49,446	2,202,819
American Railcar Industries, Inc. (b)	12,787	470,178
Astec Industries, Inc.	36,795	1,849,685
Barnes Group, Inc.	86,285	5,192,631
Blue Bird Corp. (a)(b)	11,877	210,817
Briggs & Stratton Corp.	72,046	1,687,317
Chart Industries, Inc. (a)	52,903	1,798,702
CIRCOR International, Inc.	28,458	1,424,607
Columbus McKinnon Corp. (NY Shares)	33,638	867,860
Commercial Vehicle Group, Inc. (a)	41,794	366,951
Dmc Global, Inc.	23,583	327,804
Douglas Dynamics, Inc.	37,468	1,191,482
Eastern Co.	9,281	270,077
Energy Recovery, Inc. (a)(b)	61,856	470,106
EnPro Industries, Inc.	36,448	2,807,225
ESCO Technologies, Inc.	43,592	2,689,626
ExOne Co. (a)(b)	18,880	212,778
Federal Signal Corp.	101,852	1,884,262
Franklin Electric Co., Inc.	79,898	3,227,879
FreightCar America, Inc.	20,466	336,461
Gencor Industries, Inc. (a)	13,678	219,532
Global Brass & Copper Holdings, Inc.	36,803	1,179,536
Gorman-Rupp Co.	30,270	914,759
Graham Corp.	16,333	326,823
Greenbrier Companies, Inc. (b)	47,137	2,121,165
Hardinge, Inc.	19,465	235,527
Harsco Corp. (a)	138,459	2,139,192
Hillenbrand, Inc.	108,714	3,913,704
Hurco Companies, Inc.	11,059	364,394
Hyster-Yale Materials Handling Class A	17,803	1,261,521
John Bean Technologies Corp.	53,985	4,988,214
Kadant, Inc.	18,534	1,446,579
Kennametal, Inc.	137,920	5,089,248
L.B. Foster Co. Class A	13,836	243,514
Lindsay Corp.	18,075	1,656,935
Lydall, Inc. (a)	28,862	1,428,669
Manitowoc Co., Inc. (a)(b)	218,581	1,248,098
Meritor, Inc. (a)	144,525	2,497,392
Milacron Holdings Corp. (a)	77,365	1,391,023
Miller Industries, Inc.	18,748	489,323
Mueller Industries, Inc.	98,192	3,093,048
Mueller Water Products, Inc. Class A	265,339	3,077,932
Navistar International Corp. New (a)(b)	85,598	2,633,850
NN, Inc.	46,706	1,293,756
Omega Flex, Inc.	5,032	302,121
Park-Ohio Holdings Corp.	15,365	610,759
ProPetro Holding Corp. (b)	44,017	572,221
Proto Labs, Inc. (a)(b)	42,671	3,153,387
RBC Bearings, Inc. (a)	39,825	4,115,516
Rexnord Corp. (a)	178,608	4,136,561
Spartan Motors, Inc.	58,135	514,495
SPX Corp. (a)	73,355	2,018,730
SPX Flow, Inc. (a)	71,551	2,537,198
Standex International Corp.	21,732	2,085,185
Sun Hydraulics Corp.	40,812	1,687,984
Supreme Industries, Inc. Class A	23,933	359,952
Tennant Co.	30,109	2,274,735
Titan International, Inc.	85,191	1,086,185
TriMas Corp. (a)	78,776	1,918,196
Twin Disc, Inc. (a)	14,193	240,146
Wabash National Corp. (b)	102,373	1,953,277
Watts Water Technologies, Inc. Class A	47,861	3,082,248
Woodward, Inc.	91,338	6,388,180
		118,402,548
Marine - 0.1%
Costamare, Inc.	60,608	389,709
Eagle Bulk Shipping, Inc. (a)(b)	63,763	276,094
Genco Shipping & Trading Ltd. (a)(b)	12,659	128,869
Matson, Inc.	74,159	2,091,284
Navios Maritime Holdings, Inc. (a)(b)	148,765	182,981
Safe Bulkers, Inc. (a)(b)	79,847	206,005
Scorpio Bulkers, Inc. (a)(b)	102,048	734,746
		4,009,688
Professional Services - 1.2%
Acacia Research Corp. (a)	85,668	295,555
Advisory Board Co. (a)	69,453	3,903,259
Barrett Business Services, Inc.	12,273	675,383
BG Staffing, Inc. (b)	11,471	191,107
CBIZ, Inc. (a)	86,794	1,288,891
Cogint, Inc. (a)(b)	33,580	147,752
CRA International, Inc.	14,408	559,174
Exponent, Inc.	44,040	2,871,408
Franklin Covey Co. (a)	17,554	327,382
FTI Consulting, Inc. (a)	70,808	2,323,210
GP Strategies Corp. (a)	21,439	614,227
Heidrick & Struggles International, Inc.	31,587	571,725
Hill International, Inc. (a)	60,268	304,353
Huron Consulting Group, Inc. (a)	37,547	1,332,919
ICF International, Inc. (a)	30,926	1,399,402
Insperity, Inc.	31,493	2,377,722
Kelly Services, Inc. Class A (non-vtg.)	52,091	1,160,067
Kforce, Inc.	40,565	758,566
Korn/Ferry International	87,842	2,938,315
MISTRAS Group, Inc. (a)	29,667	597,790
Navigant Consulting, Inc. (a)	81,287	1,376,189
On Assignment, Inc. (a)	87,175	4,293,369
Pendrell Corp. (a)	19,691	137,443
Resources Connection, Inc.	50,451	673,521
RPX Corp. (a)	77,312	1,056,855
TriNet Group, Inc. (a)	70,261	2,459,135
TrueBlue, Inc. (a)	72,612	1,855,237
WageWorks, Inc. (a)	64,058	4,176,582
Willdan Group, Inc. (a)	12,568	422,410
		41,088,948
Road & Rail - 0.7%
ArcBest Corp.	44,452	1,235,766
Avis Budget Group, Inc. (a)(b)	128,745	3,962,771
Covenant Transport Group, Inc. Class A (a)	20,100	376,875
Heartland Express, Inc.	81,470	1,721,461
Hennessy Capital Acquisition Corp. II (a)	34,134	416,093
Knight Transportation, Inc. (b)	125,615	4,478,175
Marten Transport Ltd.	66,285	1,057,246
Roadrunner Transportation Systems, Inc. (a)	51,980	362,820
Saia, Inc. (a)	43,209	2,348,409
Schneider National, Inc. Class B	56,148	1,213,920
Swift Transporation Co. (a)(b)	124,931	3,185,741
Universal Logistics Holdings, Inc.	13,663	198,797
Werner Enterprises, Inc.	82,108	2,434,502
YRC Worldwide, Inc. (a)	56,078	745,277
		23,737,853
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	81,501	1,918,534
Applied Industrial Technologies, Inc.	65,935	3,725,328
Beacon Roofing Supply, Inc. (a)	103,680	4,762,022
BMC Stock Holdings, Inc. (a)	112,495	2,474,890
CAI International, Inc. (a)	26,672	699,607
DXP Enterprises, Inc. (a)	26,690	763,067
EnviroStar, Inc. (b)	5,847	148,221
GATX Corp. (b)	67,024	4,144,094
H&E Equipment Services, Inc.	54,523	1,230,584
Herc Holdings, Inc. (a)(b)	41,722	1,893,344
Huttig Building Products, Inc. (a)(b)	39,552	282,006
Kaman Corp.	46,317	2,367,725
Lawson Products, Inc. (a)	10,895	251,130
MRC Global, Inc. (a)	153,911	2,514,906
Neff Corp. (a)	13,455	282,555
Nexeo Solutions, Inc. (a)	43,253	360,297
Now, Inc. (a)(b)	184,284	2,935,644
Rush Enterprises, Inc.:
Class A (a)	52,402	2,260,098
Class B (a)	7,908	321,697
SiteOne Landscape Supply, Inc. (a)(b)	58,290	3,060,225
Textainer Group Holdings Ltd. (b)	46,826	758,581
Titan Machinery, Inc. (a)	31,692	565,702
Triton International Ltd.	74,714	2,694,187
Veritiv Corp. (a)	19,629	729,217
Willis Lease Finance Corp. (a)	6,202	156,787
		41,300,448
Transportation Infrastructure - 0.0%
SEACOR Marine Holdings, Inc. (a)	27,290	397,888

TOTAL INDUSTRIALS		490,841,020

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.9%
ADTRAN, Inc.	83,324	1,953,948
Aerohive Networks, Inc. (a)	52,539	247,459
Applied Optoelectronics, Inc. (a)(b)	31,552	3,076,004
CalAmp Corp. (a)	59,224	1,131,178
Calix Networks, Inc. (a)	76,120	521,422
Carvana Co. Class A (b)	26,177	510,975
Ciena Corp. (a)	242,311	6,239,508
Clearfield, Inc. (a)(b)	20,426	234,899
Comtech Telecommunications Corp.	38,861	699,498
Digi International, Inc. (a)	46,000	480,700
EMCORE Corp.	45,974	533,298
Extreme Networks, Inc. (a)	187,889	1,651,544
Finisar Corp. (a)	191,685	5,217,666
Harmonic, Inc. (a)(b)	135,364	554,992
Infinera Corp. (a)(b)	249,016	2,920,958
InterDigital, Inc.	59,506	4,335,012
KVH Industries, Inc. (a)	26,269	286,332
Lumentum Holdings, Inc. (a)	104,743	6,556,912
NETGEAR, Inc. (a)	55,584	2,662,474
NetScout Systems, Inc. (a)	152,764	5,270,358
Oclaro, Inc. (a)(b)	284,639	2,783,769
Plantronics, Inc.	57,346	2,590,892
ShoreTel, Inc. (a)	116,597	868,648
Sonus Networks, Inc. (a)	82,510	563,543
Ubiquiti Networks, Inc. (a)(b)	39,729	2,165,231
ViaSat, Inc. (a)(b)	91,471	6,045,318
Viavi Solutions, Inc. (a)	393,263	4,314,095
		64,416,633
Electronic Equipment & Components - 2.9%
Akoustis Technologies, Inc. (a)(b)	14,527	100,817
Anixter International, Inc. (a)	49,971	3,935,216
AVX Corp.	81,313	1,453,063
Badger Meter, Inc.	48,451	2,192,408
Bel Fuse, Inc. Class B (non-vtg.)	16,942	427,786
Belden, Inc.	72,420	5,209,895
Benchmark Electronics, Inc. (a)	86,220	2,901,303
Cardtronics PLC	78,432	2,454,922
Control4 Corp. (a)	41,800	955,130
CTS Corp.	55,480	1,220,560
Daktronics, Inc.	61,212	598,653
Electro Scientific Industries, Inc. (a)	52,565	454,687
ePlus, Inc. (a)	22,685	1,835,217
Fabrinet (a)	62,433	2,810,109
FARO Technologies, Inc. (a)	28,322	1,118,719
Fitbit, Inc. (a)(b)	300,513	1,550,647
II-VI, Inc. (a)	104,324	3,974,744
Insight Enterprises, Inc. (a)	61,311	2,484,322
Iteris, Inc. (a)(b)	39,370	247,637
Itron, Inc. (a)	58,728	4,287,144
KEMET Corp. (a)	78,046	1,315,075
Kimball Electronics, Inc. (a)	46,221	898,998
Knowles Corp. (a)(b)	150,549	2,280,817
Littelfuse, Inc.	38,700	6,972,966
Maxwell Technologies, Inc. (a)(b)	62,561	365,982
Mesa Laboratories, Inc.	5,516	797,227
Methode Electronics, Inc. Class A	61,114	2,429,282
MicroVision, Inc. (a)(b)	113,522	257,695
MTS Systems Corp. (b)	28,988	1,527,668
Napco Security Technolgies, Inc. (a)	19,964	182,671
Novanta, Inc. (a)	55,188	2,036,437
OSI Systems, Inc. (a)	29,985	2,397,900
Park Electrochemical Corp.	32,293	606,785
PC Connection, Inc.	20,694	533,905
PC Mall, Inc. (a)(b)	16,698	206,638
Plexus Corp. (a)	57,857	3,101,714
RadiSys Corp. (a)	65,459	159,720
Rogers Corp. (a)	31,025	3,660,019
Sanmina Corp. (a)	127,172	4,559,116
ScanSource, Inc. (a)	43,054	1,704,938
SYNNEX Corp.	49,822	5,924,832
Systemax, Inc.	19,442	352,289
Tech Data Corp. (a)	60,271	6,171,750
TTM Technologies, Inc. (a)(b)	158,923	2,762,082
VeriFone Systems, Inc. (a)	191,358	3,733,395
Vishay Intertechnology, Inc. (b)	231,871	4,138,897
Vishay Precision Group, Inc. (a)	16,850	294,875
		99,586,652
Internet Software & Services - 2.8%
2U, Inc. (a)(b)	75,462	3,905,159
Actua Corp. (a)(b)	51,903	700,691
Alarm.com Holdings, Inc. (a)	34,743	1,321,276
Amber Road, Inc. (a)	34,931	327,303
Angie's List, Inc. (a)(b)	69,123	828,094
AppFolio, Inc. (a)	13,906	486,015
Apptio, Inc. Class A	30,765	546,079
Bankrate, Inc. (a)	80,064	1,112,890
Bazaarvoice, Inc. (a)	142,003	667,414
Benefitfocus, Inc. (a)(b)	27,296	975,832
BlackLine, Inc.	18,965	735,273
Blucora, Inc. (a)	70,585	1,581,104
Box, Inc. Class A (a)	135,205	2,548,614
Brightcove, Inc. (a)	58,197	389,920
Carbonite, Inc. (a)(b)	42,462	1,002,103
Care.com, Inc. (a)	23,717	344,608
ChannelAdvisor Corp. (a)	42,298	444,129
Cimpress NV (a)(b)	42,949	3,789,820
Cloudera, Inc. (b)	23,234	400,787
CommerceHub, Inc.:
Series A (a)	24,964	455,343
Series C (a)	48,677	875,212
Cornerstone OnDemand, Inc. (a)	89,676	3,614,840
Coupa Software, Inc. (b)	51,340	1,577,678
DHI Group, Inc. (a)	87,580	192,676
Endurance International Group Holdings, Inc. (a)	100,150	926,388
Envestnet, Inc. (a)	74,235	2,898,877
Five9, Inc. (a)	89,738	1,979,620
Global Sources Ltd. (a)	13,230	259,308
Gogo, Inc. (a)(b)	97,682	1,189,767
GrubHub, Inc. (a)(b)	147,648	6,811,002
GTT Communications, Inc. (a)	53,324	1,629,048
Hortonworks, Inc. (a)	82,206	1,101,560
Instructure, Inc. (a)	36,665	1,186,113
Internap Network Services Corp. (a)(b)	138,180	525,084
j2 Global, Inc.	79,776	6,751,443
Leaf Group Ltd. (a)(b)	19,949	150,615
Limelight Networks, Inc. (a)	129,733	443,687
Liquidity Services, Inc. (a)	44,680	303,824
LivePerson, Inc. (a)	92,894	1,258,714
MeetMe, Inc. (a)(b)	115,749	581,060
MINDBODY, Inc. (a)(b)	63,509	1,648,059
MuleSoft, Inc. Class A (b)	26,119	567,827
New Relic, Inc. (a)	50,489	2,370,963
NIC, Inc.	109,883	1,785,599
Nutanix, Inc. Class A (a)(b)	59,378	1,261,486
Okta, Inc.	18,507	406,229
Ominto, Inc. (a)(b)	23,651	132,919
Q2 Holdings, Inc. (a)	53,960	2,099,044
QuinStreet, Inc. (a)	63,276	246,144
Quotient Technology, Inc. (a)(b)	126,996	1,473,154
Reis, Inc.	14,942	319,759
Rocket Fuel, Inc. (a)(b)	59,008	153,421
SecureWorks Corp. (a)(b)	13,543	148,160
Shutterstock, Inc. (a)(b)	31,981	1,347,679
SPS Commerce, Inc. (a)	29,091	1,681,460
Stamps.com, Inc. (a)	27,216	4,030,690
TechTarget, Inc. (a)	32,934	315,837
The Trade Desk, Inc. (b)	29,840	1,590,770
TrueCar, Inc. (a)(b)	107,693	2,038,628
Tucows, Inc. (a)(b)	15,398	841,501
Twilio, Inc. Class A (a)(b)	106,911	3,118,594
Veritone, Inc. (b)	4,302	39,363
Web.com Group, Inc. (a)	66,148	1,451,949
WebMD Health Corp. (a)(b)	63,493	4,206,411
XO Group, Inc. (a)	42,762	781,689
Yelp, Inc. (a)(b)	133,508	4,343,015
Yext, Inc. (b)	20,212	262,756
		95,482,076
IT Services - 1.9%
Acxiom Corp. (a)	134,332	3,622,934
Blackhawk Network Holdings, Inc. (a)	94,091	4,107,072
CACI International, Inc. Class A (a)	41,973	5,250,822
Cass Information Systems, Inc.	18,938	1,249,150
Convergys Corp.	161,535	3,871,994
CSG Systems International, Inc.	57,393	2,373,201
EPAM Systems, Inc. (a)	84,381	7,250,859
Everi Holdings, Inc. (a)	108,991	813,073
EVERTEC, Inc.	104,542	1,866,075
ExlService Holdings, Inc. (a)	56,373	3,244,266
Forrester Research, Inc.	16,989	693,151
Hackett Group, Inc.	41,369	679,279
Information Services Group, Inc. (a)	51,245	206,517
ManTech International Corp. Class A	44,436	1,764,998
Maximus, Inc.	110,245	6,654,388
MoneyGram International, Inc. (a)	49,770	812,246
NCI, Inc. Class A (a)	11,572	230,861
Neustar, Inc. Class A (a)(b)	92,901	3,102,893
Perficient, Inc. (a)	58,869	1,106,737
Planet Payment, Inc. (a)	74,329	240,826
Presidio, Inc.	33,180	452,243
Science Applications International Corp.	75,282	5,300,606
ServiceSource International, Inc. (a)	126,149	479,366
StarTek, Inc. (a)	16,924	208,165
Sykes Enterprises, Inc. (a)	67,725	2,302,650
Syntel, Inc. (b)	56,062	1,092,648
Teletech Holdings, Inc.	23,826	995,927
Travelport Worldwide Ltd.	213,439	3,052,178
Unisys Corp. (a)(b)	86,643	1,109,030
Virtusa Corp. (a)	47,250	1,566,338
		65,700,493
Semiconductors & Semiconductor Equipment - 3.3%
Acacia Communications, Inc. (a)(b)	31,519	1,379,587
Advanced Energy Industries, Inc. (a)	68,255	4,951,900
Alpha & Omega Semiconductor Ltd. (a)	31,789	562,665
Ambarella, Inc. (a)(b)	55,799	2,792,740
Amkor Technology, Inc. (a)	175,552	1,820,474
Axcelis Technologies, Inc. (a)	51,295	1,138,749
AXT, Inc. (a)	62,054	542,973
Brooks Automation, Inc.	118,362	2,906,971
Cabot Microelectronics Corp.	42,765	3,171,025
Ceva, Inc. (a)	37,031	1,712,684
Cirrus Logic, Inc. (a)	110,817	6,808,596
Cohu, Inc.	46,477	846,811
Cree, Inc. (a)(b)	167,825	4,348,346
CyberOptics Corp. (a)(b)	11,444	188,826
Diodes, Inc. (a)	65,435	1,735,991
DSP Group, Inc. (a)	36,388	458,489
Entegris, Inc. (a)	244,120	6,371,532
Experi Corp.	84,268	2,464,839
FormFactor, Inc. (a)	124,023	1,624,701
GSI Technology, Inc. (a)	23,842	173,093
Ichor Holdings Ltd.	19,524	448,662
Impinj, Inc. (b)	30,981	1,522,406
Inphi Corp. (a)(b)	72,293	2,776,051
Integrated Device Technology, Inc. (a)	230,334	6,020,931
IXYS Corp.	43,742	761,111
Kopin Corp. (a)	103,952	395,018
Lattice Semiconductor Corp. (a)	208,688	1,452,468
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	69,737	4,222,575
MaxLinear, Inc. Class A (a)	103,789	2,719,272
MKS Instruments, Inc.	92,597	7,745,739
Monolithic Power Systems, Inc.	68,635	7,022,733
Nanometrics, Inc. (a)	41,288	1,100,325
NeoPhotonics Corp. (a)(b)	54,968	443,592
NVE Corp.	8,102	639,086
PDF Solutions, Inc. (a)	47,389	760,593
Photronics, Inc. (a)	115,497	1,160,745
Pixelworks, Inc. (a)	47,641	221,054
Power Integrations, Inc.	49,342	3,486,012
Rambus, Inc. (a)	191,429	2,467,520
Rudolph Technologies, Inc. (a)	53,760	1,330,560
Semtech Corp. (a)	111,630	4,420,548
Sigma Designs, Inc. (a)	65,965	428,773
Silicon Laboratories, Inc. (a)	72,146	5,418,165
SunPower Corp. (a)(b)	102,185	1,138,341
Synaptics, Inc. (a)(b)	59,262	3,117,774
Ultra Clean Holdings, Inc. (a)	56,732	1,330,365
Veeco Instruments, Inc. (a)	81,291	2,503,763
Xcerra Corp. (a)	91,040	883,998
		111,939,172
Software - 3.6%
8x8, Inc. (a)	152,233	1,933,359
A10 Networks, Inc. (a)	84,695	598,794
ACI Worldwide, Inc. (a)	200,381	4,642,828
Agilysys, Inc. (a)	26,023	261,791
American Software, Inc. Class A	47,224	458,073
Aspen Technology, Inc. (a)	128,873	7,329,008
Barracuda Networks, Inc. (a)	43,259	972,030
Blackbaud, Inc.	81,849	7,557,937
Bottomline Technologies, Inc. (a)	68,681	1,956,035
BroadSoft, Inc. (a)(b)	52,884	2,329,540
Callidus Software, Inc. (a)	110,943	2,695,915
CommVault Systems, Inc. (a)	66,737	3,974,188
Digimarc Corp. (a)(b)	16,963	531,790
Ebix, Inc. (b)	41,348	2,387,847
Ellie Mae, Inc. (a)	58,172	5,073,762
EnerNOC, Inc. (a)	47,326	362,044
Everbridge, Inc.	29,243	691,597
Exa Corp. (a)	23,947	338,371
Fair Isaac Corp.	52,682	7,509,819
Gigamon, Inc. (a)	62,145	2,470,264
Glu Mobile, Inc. (a)(b)	173,363	473,281
Guidance Software, Inc. (a)	38,413	271,580
HubSpot, Inc. (a)(b)	57,859	4,186,099
Imperva, Inc. (a)	57,592	2,594,520
Majesco (a)	6,314	30,749
MicroStrategy, Inc. Class A (a)	16,285	2,190,495
Mitek Systems, Inc. (a)	52,654	500,213
MobileIron, Inc. (a)	94,846	429,178
Model N, Inc. (a)	39,965	527,538
Monotype Imaging Holdings, Inc.	71,815	1,353,713
Park City Group, Inc. (a)(b)	22,601	305,114
Paycom Software, Inc. (a)(b)	84,654	5,933,399
Paylocity Holding Corp. (a)(b)	44,757	2,035,101
Pegasystems, Inc.	62,985	3,807,443
Progress Software Corp.	81,814	2,618,866
Proofpoint, Inc. (a)(b)	73,818	6,292,246
PROS Holdings, Inc. (a)	45,161	1,301,992
QAD, Inc. Class A	16,937	530,975
Qualys, Inc. (a)	54,087	2,171,593
Rapid7, Inc. (a)	35,596	540,703
RealNetworks, Inc. (a)	37,558	163,377
RealPage, Inc. (a)	100,950	3,911,813
RingCentral, Inc. (a)	107,364	3,736,267
Rosetta Stone, Inc. (a)	28,382	294,038
Silver Spring Networks, Inc. (a)	71,701	810,938
Synchronoss Technologies, Inc. (a)(b)	73,409	1,239,144
TeleNav, Inc. (a)	54,042	405,315
The Rubicon Project, Inc. (a)	73,820	346,954
TiVo Corp.	201,873	3,956,711
Upland Software, Inc. (a)	12,161	299,769
Varonis Systems, Inc. (a)	32,704	1,218,224
Vasco Data Security International, Inc. (a)	52,781	712,544
Verint Systems, Inc. (a)	107,471	4,261,225
VirnetX Holding Corp. (a)(b)	86,110	297,080
Workiva, Inc. (a)	43,108	844,917
Zendesk, Inc. (a)	167,124	4,900,076
Zix Corp. (a)	92,856	494,922
		120,063,104
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	187,931	3,157,241
Avid Technology, Inc. (a)	56,023	288,518
CPI Card Group (b)	33,385	98,486
Cray, Inc. (a)	68,171	1,404,323
Diebold Nixdorf, Inc. (b)	130,012	3,042,281
Eastman Kodak Co. (a)	29,683	281,989
Electronics for Imaging, Inc. (a)	79,620	3,867,940
Immersion Corp. (a)	49,154	419,775
Intevac, Inc. (a)	32,406	367,808
Pure Storage, Inc. Class A (a)(b)	160,122	1,932,673
Quantum Corp. (a)	46,745	378,635
Stratasys Ltd. (a)(b)	86,072	2,064,867
Super Micro Computer, Inc. (a)	66,621	1,788,774
U.S.A. Technologies, Inc. (a)(b)	67,022	371,972
		19,465,282

TOTAL INFORMATION TECHNOLOGY		576,653,412

MATERIALS - 4.2%
Chemicals - 2.0%
A. Schulman, Inc.	49,301	1,296,616
Advanced Emissions Solutions, Inc. (b)	35,108	377,411
AdvanSix, Inc. (a)	51,624	1,728,372
AgroFresh Solutions, Inc. (a)(b)	37,681	293,912
American Vanguard Corp.	49,553	877,088
Balchem Corp.	54,489	4,228,346
Calgon Carbon Corp.	87,324	1,397,184
Chase Corp.	12,184	1,316,481
Codexis, Inc. (a)	67,782	366,023
Core Molding Technologies, Inc.	12,305	234,656
Ferro Corp. (a)	144,165	2,773,735
Flotek Industries, Inc. (a)(b)	95,531	804,371
FutureFuel Corp.	44,025	641,004
H.B. Fuller Co.	86,561	4,459,623
Hawkins, Inc.	17,052	766,487
Ingevity Corp. (a)	73,191	4,281,674
Innophos Holdings, Inc.	33,401	1,395,160
Innospec, Inc.	41,335	2,579,304
Intrepid Potash, Inc. (a)(b)	157,508	477,249
KMG Chemicals, Inc.	15,645	791,950
Koppers Holdings, Inc. (a)	35,564	1,290,973
Kraton Performance Polymers, Inc. (a)	51,506	1,916,023
Kronos Worldwide, Inc.	38,590	822,739
LSB Industries, Inc. (a)(b)	37,030	262,172
Minerals Technologies, Inc.	60,533	4,285,736
OMNOVA Solutions, Inc. (a)	75,769	712,229
PolyOne Corp.	139,767	5,112,677
Quaker Chemical Corp.	22,379	3,174,909
Rayonier Advanced Materials, Inc.	73,159	1,090,801
Sensient Technologies Corp.	75,760	5,633,514
Stepan Co.	34,345	2,822,129
Trecora Resources (a)	33,023	381,416
Tredegar Corp.	43,661	659,281
Trinseo SA	76,303	5,364,101
Tronox Ltd. Class A (b)	110,949	2,150,192
Valhi, Inc.	40,045	128,544
		66,894,082
Construction Materials - 0.2%
Forterra, Inc. (b)	32,212	287,653
Foundation Building Materials, Inc.	22,340	269,420
Summit Materials, Inc.	183,921	5,230,713
U.S. Concrete, Inc. (a)(b)	26,190	2,051,987
United States Lime & Minerals, Inc.	3,320	269,650
		8,109,423
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	43,752	2,454,050
Class B	9,724	582,468
Myers Industries, Inc.	39,854	677,518
UFP Technologies, Inc. (a)	11,237	324,187
		4,038,223
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	542,560	3,070,890
Allegheny Technologies, Inc. (b)	187,038	3,542,500
Ampco-Pittsburgh Corp.	14,877	214,973
Atkore International Group, Inc. (a)	56,621	1,178,849
Carpenter Technology Corp.	79,847	3,228,214
Century Aluminum Co. (a)(b)	85,865	1,440,815
Cliffs Natural Resources, Inc. (a)(b)	512,593	3,957,218
Coeur d'Alene Mines Corp. (a)	311,966	2,583,078
Commercial Metals Co.	198,835	3,698,331
Compass Minerals International, Inc. (b)	58,280	4,024,234
Ferroglobe Representation & Warranty Insurance	73,951	1
Gold Resource Corp.	90,509	383,758
Handy & Harman Ltd. (a)	5,231	173,146
Haynes International, Inc.	20,914	654,190
Hecla Mining Co.	678,390	3,670,090
Kaiser Aluminum Corp.	28,989	2,820,340
Klondex Mines Ltd. (a)(b)	300,335	956,350
Materion Corp.	34,048	1,309,146
Olympic Steel, Inc.	15,724	268,723
Ryerson Holding Corp. (a)	26,340	227,841
Schnitzer Steel Industries, Inc. Class A	45,297	1,168,663
SunCoke Energy, Inc. (a)	109,903	983,632
TimkenSteel Corp. (a)(b)	67,859	1,078,280
Worthington Industries, Inc.	77,478	3,925,810
		44,559,072
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	66,701	2,024,375
Clearwater Paper Corp. (a)	28,032	1,377,773
Deltic Timber Corp.	18,622	1,343,205
Kapstone Paper & Packaging Corp.	149,509	3,417,776
Louisiana-Pacific Corp. (a)	249,820	6,272,980
Neenah Paper, Inc.	28,662	2,290,094
P.H. Glatfelter Co.	75,257	1,540,511
Schweitzer-Mauduit International, Inc.	52,782	2,027,884
Verso Corp. (a)	55,836	266,896
		20,561,494

TOTAL MATERIALS		144,162,294

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Acadia Realty Trust (SBI)	144,915	4,309,772
Agree Realty Corp.	43,733	2,150,352
Alexanders, Inc.	3,649	1,587,279
Altisource Residential Corp. Class B	85,428	1,111,418
American Assets Trust, Inc.	69,886	2,838,070
Armada Hoffler Properties, Inc.	77,441	1,026,868
Ashford Hospitality Prime, Inc.	46,566	482,424
Ashford Hospitality Trust, Inc.	132,942	836,205
Bluerock Residential Growth (REIT), Inc.	38,449	517,524
Care Capital Properties, Inc.	144,820	3,507,540
CareTrust (REIT), Inc.	124,356	2,268,253
CatchMark Timber Trust, Inc.	65,067	748,921
CBL & Associates Properties, Inc. (b)	290,140	2,550,331
Cedar Realty Trust, Inc.	145,125	751,748
Chatham Lodging Trust	65,928	1,363,391
Chesapeake Lodging Trust	101,368	2,557,515
City Office REIT, Inc.	53,218	676,401
Clipper Realty, Inc. (b)	24,810	277,872
Community Healthcare Trust, Inc.	21,386	542,563
CorEnergy Infrastructure Trust, Inc. (b)	20,113	716,224
Cousins Properties, Inc.	714,032	6,561,954
DiamondRock Hospitality Co.	343,714	4,014,580
Easterly Government Properties, Inc. (b)	64,051	1,280,379
EastGroup Properties, Inc.	56,896	4,960,193
Education Realty Trust, Inc.	126,256	4,740,913
Farmland Partners, Inc. (b)	56,847	507,644
FelCor Lodging Trust, Inc.	222,135	1,639,356
First Industrial Realty Trust, Inc.	199,023	6,074,182
First Potomac Realty Trust	98,557	1,096,939
Four Corners Property Trust, Inc.	104,403	2,649,748
Franklin Street Properties Corp.	179,669	1,899,101
Getty Realty Corp.	47,807	1,242,026
Gladstone Commercial Corp.	42,832	911,465
Global Medical REIT, Inc. (b)	26,789	249,138
Global Net Lease, Inc.	115,459	2,540,098
Government Properties Income Trust	162,463	2,880,469
Gramercy Property Trust	259,320	7,836,650
Healthcare Realty Trust, Inc. (b)	198,189	6,599,694
Hersha Hospitality Trust	65,814	1,234,671
Independence Realty Trust, Inc. (b)	118,477	1,197,802
InfraReit, Inc.	73,440	1,651,666
Investors Real Estate Trust	212,025	1,318,796
iStar Financial, Inc. (a)	118,379	1,414,629
Jernigan Capital, Inc. (b)	15,444	328,339
Kite Realty Group Trust	142,109	2,917,498
LaSalle Hotel Properties (SBI)	195,665	5,779,944
Lexington Corporate Properties Trust	373,811	3,805,396
LTC Properties, Inc.	67,729	3,497,526
Mack-Cali Realty Corp.	155,820	4,088,717
MedEquities Realty Trust, Inc.	51,160	616,478
Monmouth Real Estate Investment Corp. Class A	118,304	1,823,065
Monogram Residential Trust, Inc.	288,838	3,454,502
National Health Investors, Inc.	68,057	5,257,403
National Storage Affiliates Trust	76,401	1,754,167
New Senior Investment Group, Inc.	141,112	1,466,154
NexPoint Residential Trust, Inc.	30,867	774,453
NorthStar Realty Europe Corp.	92,509	1,194,291
One Liberty Properties, Inc.	24,811	609,854
Parkway, Inc.	72,243	1,662,311
Pebblebrook Hotel Trust (b)	118,440	3,987,875
Pennsylvania Real Estate Investment Trust (SBI) (b)	117,556	1,397,741
Physicians Realty Trust	299,055	5,568,404
Potlatch Corp.	69,670	3,333,710
Preferred Apartment Communities, Inc. Class A	53,080	916,692
PS Business Parks, Inc.	33,859	4,552,681
QTS Realty Trust, Inc. Class A	80,755	4,317,970
Quality Care Properties, Inc. (a)	162,687	2,736,395
RAIT Financial Trust	157,569	315,138
Ramco-Gershenson Properties Trust (SBI)	136,141	1,918,227
Retail Opportunity Investments Corp.	186,345	3,779,077
Rexford Industrial Realty, Inc.	113,908	3,248,656
RLJ Lodging Trust	211,685	4,479,255
Ryman Hospitality Properties, Inc.	75,901	4,750,644
Sabra Health Care REIT, Inc. (b)	110,924	2,573,437
Saul Centers, Inc.	19,621	1,160,778
Select Income REIT	109,943	2,580,362
Seritage Growth Properties (b)	42,903	2,006,573
Stag Industrial, Inc.	152,920	4,173,187
Starwood Waypoint Homes	172,829	6,042,102
Summit Hotel Properties, Inc.	176,002	3,155,716
Sunstone Hotel Investors, Inc.	379,112	6,171,943
Terreno Realty Corp.	84,157	2,913,515
The GEO Group, Inc.	210,504	6,178,292
TIER REIT, Inc.	81,439	1,504,993
UMH Properties, Inc.	48,572	803,381
Universal Health Realty Income Trust (SBI)	21,952	1,700,841
Urban Edge Properties	168,313	4,229,706
Urstadt Biddle Properties, Inc. Class A	50,628	1,060,150
Washington REIT (SBI)	132,480	4,428,806
Whitestone REIT Class B (b)	64,458	841,177
WP Glimcher, Inc.	319,001	2,877,389
Xenia Hotels & Resorts, Inc.	185,162	3,762,492
		237,820,167
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	80,432	3,372,514
Altisource Portfolio Solutions SA (a)(b)	19,351	504,868
Consolidated-Tomoka Land Co.	6,724	372,779
Forestar Group, Inc. (a)	72,016	1,235,074
FRP Holdings, Inc. (a)	11,232	518,357
Griffin Industrial Realty, Inc.	833	26,814
HFF, Inc.	63,241	2,322,210
Kennedy-Wilson Holdings, Inc. (b)	143,296	2,880,250
Marcus & Millichap, Inc. (a)	27,766	710,810
Maui Land & Pineapple, Inc. (a)	11,246	195,118
RE/MAX Holdings, Inc.	30,660	1,782,879
Stratus Properties, Inc.	10,348	296,470
Tejon Ranch Co. (a)	25,791	541,095
The St. Joe Co. (a)(b)	83,324	1,503,998
Transcontinental Realty Investors, Inc. (a)(b)	2,813	71,675
Trinity Place Holdings, Inc. (a)	30,275	210,411
		16,545,322

TOTAL REAL ESTATE		254,365,489

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	18,339	1,063,662
Cincinnati Bell, Inc. (a)	71,503	1,333,531
Cogent Communications Group, Inc.	71,887	3,001,282
Consolidated Communications Holdings, Inc.	112,033	2,016,594
Frontier Communications Corp. (b)	135,276	2,071,076
General Communications, Inc. Class A (a)	45,824	1,955,310
Globalstar, Inc. (a)(b)	764,933	1,415,126
Hawaiian Telcom Holdco, Inc. (a)	10,532	307,956
IDT Corp. Class B	30,196	447,203
Intelsat SA (a)(b)	60,244	190,973
Iridium Communications, Inc. (a)(b)	144,801	1,440,770
Lumos Networks Corp. (a)	37,399	669,816
Ooma, Inc. (a)	27,936	231,869
ORBCOMM, Inc. (a)	112,949	1,311,338
PDVWireless, Inc. (a)(b)	16,514	407,896
Straight Path Communications, Inc. Class B (a)	14,761	2,648,123
Vonage Holdings Corp. (a)	343,993	2,273,794
Windstream Holdings, Inc. (b)	329,023	1,246,997
		24,033,316
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	61,553	912,831
Shenandoah Telecommunications Co.	79,506	2,444,810
Spok Holdings, Inc.	35,168	576,755
		3,934,396

TOTAL TELECOMMUNICATION SERVICES		27,967,712

UTILITIES - 3.7%
Electric Utilities - 1.1%
Allete, Inc.	87,773	6,431,128
El Paso Electric Co.	69,253	3,594,231
Genie Energy Ltd. Class B	23,530	156,004
IDACORP, Inc.	86,289	7,451,918
MGE Energy, Inc.	60,374	4,017,890
Otter Tail Corp.	68,223	2,759,620
PNM Resources, Inc.	136,796	5,451,321
Portland General Electric Co.	152,482	6,814,421
Spark Energy, Inc. Class A, (b)	19,258	400,566
		37,077,099
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	27,488	2,123,448
Delta Natural Gas Co., Inc.	11,637	354,114
New Jersey Resources Corp.	147,727	6,226,693
Northwest Natural Gas Co.	49,163	3,102,185
ONE Gas, Inc.	89,405	6,506,896
RGC Resources, Inc.	11,168	299,861
South Jersey Industries, Inc.	137,315	4,664,591
Southwest Gas Holdings, Inc.	81,479	6,526,468
Spire, Inc.	81,099	5,887,787
WGL Holdings, Inc.	87,419	7,493,557
		43,185,600
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	197,307	462,111
Dynegy, Inc. (a)(b)	190,268	1,708,607
NRG Yield, Inc.:
Class A (b)	60,911	1,110,408
Class C (b)	108,785	2,023,401
Ormat Technologies, Inc.	68,117	4,039,338
Pattern Energy Group, Inc. (b)	120,594	3,026,909
TerraForm Global, Inc. (a)	153,786	784,309
Terraform Power, Inc. (a)(b)	139,598	1,870,613
		15,025,696
Multi-Utilities - 0.5%
Avista Corp.	110,157	5,795,360
Black Hills Corp. (b)	91,601	6,380,926
NorthWestern Energy Corp.	83,080	4,801,193
Unitil Corp.	25,009	1,269,207
		18,246,686
Water Utilities - 0.4%
American States Water Co.	63,379	3,134,092
AquaVenture Holdings Ltd. (b)	19,256	307,903
Artesian Resources Corp. Class A	13,415	521,709
Cadiz, Inc. (a)(b)	34,877	453,401
California Water Service Group	83,439	3,245,777
Connecticut Water Service, Inc.	19,075	1,086,894
Consolidated Water Co., Inc.	25,743	332,085
Global Water Resources, Inc. (b)	17,008	160,556
Middlesex Water Co.	27,292	1,070,938
Pure Cycle Corp. (a)	28,672	212,173
Select Energy Services, Inc. Class A	6,397	99,345
SJW Corp.	27,812	1,470,420
York Water Co.	22,536	784,253
		12,879,546

TOTAL UTILITIES		126,414,627

TOTAL COMMON STOCKS
(Cost $2,939,421,652)		3,352,845,041
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.92% 8/17/17 to 10/12/17 (c)
(Cost $2,997,673)	3,000,000	2,996,966
	Shares	Value

Money Market Funds - 22.6%
Fidelity Cash Central Fund, 1.11% (d)	38,162,263	$38,169,896
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	729,496,766	729,569,715
TOTAL MONEY MARKET FUNDS
(Cost $767,707,747)		767,739,611
TOTAL INVESTMENT PORTFOLIO - 121.4%
(Cost $3,710,127,072)		4,123,581,618
NET OTHER ASSETS (LIABILITIES) - (21.4)%		(727,504,557)
NET ASSETS - 100%		$3,396,077,061

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
597 ICE Russell 2000 Mini Contracts (United States)	Sept. 2017	$42,518,340	$246,768

The face value of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,974,531.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$106,482
Fidelity Securities Lending Cash Central Fund	1,702,110
Total	$1,808,592

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$417,078,107	$417,078,107	$--	$--
Consumer Staples	90,453,386	90,453,386	--	--
Energy	120,218,292	120,218,292	--	--
Financials	612,305,473	611,888,699	--	416,774
Health Care	492,385,229	491,907,568	--	477,661
Industrials	490,841,020	490,841,020	--	--
Information Technology	576,653,412	576,653,412	--	--
Materials	144,162,294	144,162,293	--	1
Real Estate	254,365,489	254,365,489	--	--
Telecommunication Services	27,967,712	27,967,712	--	--
Utilities	126,414,627	126,414,627	--	--
U.S. Government and Government Agency Obligations	2,996,966	--	2,996,966	--
Money Market Funds	767,739,611	767,739,611	--	--
Total Investments in Securities:	$4,123,581,618	$4,119,690,216	$2,996,966	$894,436
Derivative Instruments:
Assets
Futures Contracts	$246,768	$246,768	$--	$--
Total Assets	$246,768	$246,768	$--	$--
Total Derivative Instruments:	$246,768	$246,768	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $3,723,932,230. Net unrealized appreciation aggregated $399,649,388, of which $639,559,978 related to appreciated investment securities and $239,910,590 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Index Fund

July 31, 2017

LC1-QTLY-0917
1.9871046.101

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.3%
BorgWarner, Inc.	1,116	$52,162
Delphi Automotive PLC	13,281	1,200,868
Gentex Corp.	8,972	152,703
Lear Corp.	2,841	421,008
Visteon Corp. (a)	1,574	175,564
		2,002,305
Automobiles - 0.5%
Harley-Davidson, Inc. (b)	6,340	308,568
Tesla, Inc. (a)(b)	6,449	2,086,058
Thor Industries, Inc.	2,462	259,372
		2,653,998
Distributors - 0.1%
Genuine Parts Co.	2,812	238,823
LKQ Corp. (a)	2,027	70,053
Pool Corp.	2,024	218,835
		527,711
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,462	194,523
H&R Block, Inc.	1,499	45,720
Service Corp. International	9,101	316,078
ServiceMaster Global Holdings, Inc. (a)	6,723	295,543
		851,864
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	4,973	198,224
Chipotle Mexican Grill, Inc. (a)	1,250	429,713
Choice Hotels International, Inc.	1,569	101,436
Darden Restaurants, Inc.	6,157	516,449
Domino's Pizza, Inc.	2,375	442,938
Dunkin' Brands Group, Inc.	4,644	246,271
Extended Stay America, Inc. unit	4,338	85,762
Hilton Grand Vacations, Inc. (a)	2,893	106,347
Hilton, Inc.	8,428	527,003
Las Vegas Sands Corp.	17,958	1,106,392
Marriott International, Inc. Class A	15,700	1,635,783
McDonald's Corp.	40,494	6,282,239
MGM Mirage, Inc.	2,032	66,914
Six Flags Entertainment Corp.	3,564	202,685
Starbucks Corp.	70,061	3,781,893
Vail Resorts, Inc.	1,973	415,829
Wendy's Co.	8,901	137,431
Wyndham Worldwide Corp.	5,069	529,052
Wynn Resorts Ltd.	3,945	510,246
Yum China Holdings, Inc.	15,820	566,198
Yum! Brands, Inc.	17,342	1,308,974
		19,197,779
Household Durables - 0.3%
D.R. Horton, Inc.	9,355	333,880
Leggett & Platt, Inc.	5,152	248,223
Mohawk Industries, Inc. (a)	192	47,806
NVR, Inc. (a)	164	428,112
PulteGroup, Inc.	3,962	96,752
Tempur Sealy International, Inc. (a)	824	47,520
Toll Brothers, Inc.	3,376	130,280
Tupperware Brands Corp.	2,442	148,254
Whirlpool Corp.	310	55,143
		1,535,970
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	19,723	19,481,985
Expedia, Inc.	6,043	945,548
Liberty Expedia Holdings, Inc.	528	30,122
Liberty Interactive Corp. QVC Group Series A (a)	11,524	275,885
Netflix, Inc. (a)	20,359	3,698,416
Priceline Group, Inc. (a)	2,436	4,941,426
TripAdvisor, Inc. (a)	2,563	100,008
Wayfair LLC Class A (a)	1,848	141,095
		29,614,485
Leisure Products - 0.2%
Brunswick Corp.	3,675	208,042
Hasbro, Inc.	4,240	448,931
Mattel, Inc.	3,050	61,061
Polaris Industries, Inc. (b)	2,976	266,828
		984,862
Media - 3.7%
AMC Networks, Inc. Class A (a)	2,703	172,857
Cable One, Inc.	227	172,497
CBS Corp. Class B	17,605	1,158,937
Charter Communications, Inc. Class A (a)	6,619	2,594,052
Comcast Corp. Class A	216,283	8,748,647
DISH Network Corp. Class A (a)	8,394	537,468
Interpublic Group of Companies, Inc.	16,501	356,587
Lions Gate Entertainment Corp.:
Class A	1,985	58,359
Class B (a)	3,059	84,153
Live Nation Entertainment, Inc. (a)	6,704	249,858
Omnicom Group, Inc.	11,429	899,919
Regal Entertainment Group Class A (b)	1,462	27,807
Scripps Networks Interactive, Inc. Class A	2,358	206,113
Sirius XM Holdings, Inc. (b)	69,487	407,194
The Madison Square Garden Co. (a)	79	17,358
The Walt Disney Co.	53,046	5,831,347
Twenty-First Century Fox, Inc.:
Class A	2,828	82,295
Class B	867	24,874
		21,630,322
Multiline Retail - 0.3%
Dollar General Corp.	5,266	395,793
Dollar Tree, Inc. (a)	10,730	773,418
Nordstrom, Inc. (b)	5,875	285,349
		1,454,560
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	929	104,057
AutoZone, Inc. (a)	1,193	644,005
Burlington Stores, Inc. (a)	1,904	165,705
CarMax, Inc. (a)(b)	9,095	602,544
Dick's Sporting Goods, Inc.	3,329	124,305
Floor & Decor Holdings, Inc. Class A	1,093	37,840
Foot Locker, Inc.	419	19,773
Gap, Inc.	520	12,392
Home Depot, Inc.	59,684	8,928,726
L Brands, Inc.	1,992	92,409
Lowe's Companies, Inc.	42,637	3,300,104
Michaels Companies, Inc. (a)	4,138	83,339
O'Reilly Automotive, Inc. (a)	4,442	907,501
Ross Stores, Inc.	18,928	1,047,097
Sally Beauty Holdings, Inc. (a)	2,209	44,688
TJX Companies, Inc.	31,909	2,243,522
Tractor Supply Co.	6,431	360,908
Ulta Beauty, Inc. (a)	2,910	731,021
Williams-Sonoma, Inc. (b)	776	36,030
		19,485,966
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	2,451	212,575
Coach, Inc.	2,407	113,466
Hanesbrands, Inc.	17,988	412,285
lululemon athletica, Inc. (a)	4,795	295,564
Michael Kors Holdings Ltd. (a)	532	19,386
NIKE, Inc. Class B	65,619	3,874,802
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,798	78,596
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	6,056	121,241
Class C (non-vtg.) (a)(b)	7,514	136,079
VF Corp.	12,111	753,183
		6,017,177

TOTAL CONSUMER DISCRETIONARY		105,956,999

CONSUMER STAPLES - 7.1%
Beverages - 3.1%
Brown-Forman Corp.:
Class A	2,367	121,995
Class B (non-vtg.)	8,431	416,491
Constellation Brands, Inc. Class A (sub. vtg.)	8,033	1,553,181
Dr. Pepper Snapple Group, Inc.	9,046	824,633
Monster Beverage Corp. (a)	20,524	1,082,641
PepsiCo, Inc.	61,640	7,187,840
The Coca-Cola Co.	142,553	6,534,630
		17,721,411
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	21,709	3,441,094
Kroger Co.	24,512	601,034
Rite Aid Corp. (a)	22,767	50,998
Sprouts Farmers Market LLC (a)	6,525	157,057
Sysco Corp.	24,390	1,283,402
Walgreens Boots Alliance, Inc.	8,587	692,713
Welbilt, Inc. (a)	6,656	129,725
Whole Foods Market, Inc.	2,260	94,378
		6,450,401
Food Products - 0.7%
Blue Buffalo Pet Products, Inc. (a)	4,586	102,589
Campbell Soup Co.	5,889	311,116
General Mills, Inc.	20,351	1,132,737
Kellogg Co.	11,452	778,736
Lamb Weston Holdings, Inc.	1,595	70,148
McCormick & Co., Inc. (non-vtg.)	5,606	534,252
Pilgrim's Pride Corp. (a)	2,212	53,729
The Hershey Co.	6,234	656,503
TreeHouse Foods, Inc. (a)	790	67,016
		3,706,826
Household Products - 0.8%
Church & Dwight Co., Inc.	12,424	662,820
Clorox Co.	5,475	730,858
Colgate-Palmolive Co.	6,760	488,072
Energizer Holdings, Inc.	2,970	136,828
Kimberly-Clark Corp.	14,981	1,845,060
Procter & Gamble Co.	6,365	578,069
Spectrum Brands Holdings, Inc.	1,192	137,604
		4,579,311
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	10,809	1,069,983
Herbalife Ltd. (a)(b)	3,396	225,868
Nu Skin Enterprises, Inc. Class A	667	42,261
		1,338,112
Tobacco - 1.2%
Altria Group, Inc.	95,904	6,230,883
Philip Morris International, Inc.	6,896	804,832
		7,035,715

TOTAL CONSUMER STAPLES		40,831,776

ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Halliburton Co.	29,186	1,238,654
RPC, Inc. (b)	2,494	51,651
		1,290,305
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp. (a)	5,531	114,049
Apache Corp.	938	46,412
Cabot Oil & Gas Corp.	16,063	399,487
Cheniere Energy, Inc. (a)	6,723	303,880
Chesapeake Energy Corp. (a)(b)	3,129	15,520
Cimarex Energy Co.	4,396	435,336
Continental Resources, Inc. (a)	1,836	61,377
Devon Energy Corp.	1,796	59,825
Diamondback Energy, Inc. (a)	1,052	100,866
EOG Resources, Inc.	2,744	261,064
Gulfport Energy Corp. (a)	779	9,831
Laredo Petroleum, Inc. (a)	8,628	111,819
Newfield Exploration Co. (a)	9,976	286,610
ONEOK, Inc.	10,367	586,461
Parsley Energy, Inc. Class A (a)	7,445	217,990
Rice Energy, Inc. (a)	4,221	118,061
RSP Permian, Inc. (a)	3,239	111,292
The Williams Companies, Inc.	6,073	193,000
		3,432,880

TOTAL ENERGY		4,723,185

FINANCIALS - 3.4%
Banks - 0.3%
Bank of the Ozarks, Inc.	2,548	109,946
East West Bancorp, Inc.	392	22,336
First Republic Bank	6,256	627,664
Pinnacle Financial Partners, Inc.	1,048	66,967
Signature Bank (a)	1,630	225,885
SVB Financial Group (a)	1,929	344,211
Western Alliance Bancorp. (a)	2,900	146,102
		1,543,111
Capital Markets - 1.9%
Ameriprise Financial, Inc.	6,824	988,661
BGC Partners, Inc. Class A	2,793	35,220
CBOE Holdings, Inc.	5,438	514,054
Charles Schwab Corp.	46,800	2,007,720
Eaton Vance Corp. (non-vtg.)	5,374	263,810
FactSet Research Systems, Inc.	1,934	323,403
Federated Investors, Inc. Class B (non-vtg.)	1,238	35,692
IntercontinentalExchange, Inc.	13,869	925,201
Invesco Ltd.	2,941	102,259
Lazard Ltd. Class A	5,250	245,228
Legg Mason, Inc.	939	37,569
LPL Financial	4,300	196,768
MarketAxess Holdings, Inc.	1,813	367,840
Moody's Corp.	8,213	1,081,077
Morningstar, Inc.	842	69,524
MSCI, Inc.	4,375	476,656
Raymond James Financial, Inc.	1,595	132,688
S&P Global, Inc.	12,802	1,966,259
SEI Investments Co.	6,674	377,148
State Street Corp.	924	86,145
T. Rowe Price Group, Inc.	1,763	145,835
TD Ameritrade Holding Corp.	11,099	507,557
		10,886,314
Consumer Finance - 0.0%
Capital One Financial Corp.	1,585	136,595
Credit Acceptance Corp. (a)	492	122,557
		259,152
Diversified Financial Services - 0.0%
Leucadia National Corp.	3,692	96,103
Voya Financial, Inc.	455	17,854
		113,957
Insurance - 1.2%
Allstate Corp.	4,978	452,998
American International Group, Inc.	5,510	360,630
Aon PLC	12,909	1,783,637
Arch Capital Group Ltd. (a)	715	69,541
Arthur J. Gallagher & Co.	6,210	365,086
Aspen Insurance Holdings Ltd.	882	43,042
Assurant, Inc.	516	54,319
Erie Indemnity Co. Class A	931	118,665
Marsh & McLennan Companies, Inc.	25,507	1,988,781
Progressive Corp.	28,743	1,354,658
RenaissanceRe Holdings Ltd.	138	20,274
XL Group Ltd.	4,047	179,687
		6,791,318

TOTAL FINANCIALS		19,593,852

HEALTH CARE - 13.5%
Biotechnology - 4.9%
AbbVie, Inc.	79,073	5,527,993
ACADIA Pharmaceuticals, Inc. (a)(b)	4,713	140,306
Agios Pharmaceuticals, Inc. (a)	1,894	105,950
Alexion Pharmaceuticals, Inc. (a)	8,722	1,197,879
Alkermes PLC (a)	7,498	407,966
Alnylam Pharmaceuticals, Inc. (a)	3,250	268,905
Amgen, Inc.	10,529	1,837,416
Biogen, Inc. (a)	9,900	2,866,941
BioMarin Pharmaceutical, Inc. (a)	8,590	753,601
Bioverativ, Inc.	5,350	331,540
Celgene Corp. (a)	38,486	5,211,389
Exelixis, Inc. (a)	14,246	386,209
Gilead Sciences, Inc.	46,172	3,513,227
Incyte Corp. (a)	8,358	1,114,038
Intercept Pharmaceuticals, Inc. (a)(b)	875	102,489
Intrexon Corp. (a)(b)	1,839	39,704
Ionis Pharmaceuticals, Inc. (a)	6,098	319,535
Neurocrine Biosciences, Inc. (a)	4,260	204,608
Opko Health, Inc. (a)	1,800	11,610
Regeneron Pharmaceuticals, Inc. (a)	3,889	1,911,910
Seattle Genetics, Inc. (a)	4,777	241,239
TESARO, Inc. (a)	1,847	235,788
Vertex Pharmaceuticals, Inc. (a)	12,336	1,872,852
		28,603,095
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	2,033	301,067
Align Technology, Inc. (a)	3,909	653,702
Baxter International, Inc.	2,276	137,652
Becton, Dickinson & Co.	11,098	2,235,137
Boston Scientific Corp. (a)	68,055	1,811,624
C.R. Bard, Inc.	3,594	1,152,236
DexCom, Inc. (a)	4,245	282,759
Edwards Lifesciences Corp. (a)	10,372	1,194,647
Hill-Rom Holdings, Inc.	2,981	222,144
Hologic, Inc. (a)	7,869	347,888
IDEXX Laboratories, Inc. (a)	4,332	721,105
Intuitive Surgical, Inc. (a)	1,815	1,702,942
Medtronic PLC	4,932	414,140
ResMed, Inc.	6,884	530,894
Stryker Corp.	16,887	2,484,078
Teleflex, Inc.	348	72,113
The Cooper Companies, Inc.	1,857	452,867
Varian Medical Systems, Inc. (a)	4,575	444,324
West Pharmaceutical Services, Inc.	3,622	321,271
		15,482,590
Health Care Providers & Services - 2.8%
Aetna, Inc.	5,202	802,721
AmerisourceBergen Corp.	7,832	734,798
Centene Corp. (a)	1,016	80,691
Cigna Corp.	10,789	1,872,539
Express Scripts Holding Co. (a)	1,996	125,029
HCA Holdings, Inc. (a)	1,017	81,706
Henry Schein, Inc. (a)	3,929	715,903
Humana, Inc.	6,743	1,558,982
LifePoint Hospitals, Inc. (a)	338	20,077
McKesson Corp.	1,064	172,230
Patterson Companies, Inc.	423	17,648
Premier, Inc. (a)	699	24,395
UnitedHealth Group, Inc.	47,594	9,129,005
VCA, Inc. (a)	3,842	355,692
Wellcare Health Plans, Inc. (a)	2,030	359,290
		16,050,706
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,947	269,309
Cerner Corp. (a)	14,204	914,311
Veeva Systems, Inc. Class A (a)	5,302	338,056
		1,521,676
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	3,980	237,964
Bio-Techne Corp.	1,796	208,174
Bruker Corp.	1,804	51,739
Charles River Laboratories International, Inc. (a)	2,288	224,682
Illumina, Inc. (a)	7,239	1,258,500
Mettler-Toledo International, Inc. (a)	1,248	715,204
PerkinElmer, Inc.	1,016	66,883
QIAGEN NV (a)	3,699	121,475
Quintiles Transnational Holdings, Inc. (a)	4,121	373,157
Thermo Fisher Scientific, Inc.	8,737	1,533,606
Waters Corp. (a)	3,762	652,481
		5,443,865
Pharmaceuticals - 1.9%
Akorn, Inc. (a)	4,127	138,750
Bristol-Myers Squibb Co.	40,293	2,292,672
Eli Lilly & Co.	48,504	4,009,341
Johnson & Johnson	20,479	2,717,973
Merck & Co., Inc.	7,438	475,139
Patheon NV	1,578	55,167
Zoetis, Inc. Class A	24,415	1,526,426
		11,215,468

TOTAL HEALTH CARE		78,317,400

INDUSTRIALS - 12.2%
Aerospace & Defense - 2.9%
BWX Technologies, Inc.	4,669	245,963
General Dynamics Corp.	5,277	1,036,033
HEICO Corp.	1,263	101,507
HEICO Corp. Class A	2,321	164,907
Hexcel Corp.	3,079	157,552
Huntington Ingalls Industries, Inc.	1,883	388,105
Lockheed Martin Corp.	11,158	3,259,587
Northrop Grumman Corp.	7,987	2,101,619
Raytheon Co.	5,355	919,828
Rockwell Collins, Inc.	8,060	858,632
The Boeing Co.	28,221	6,842,464
TransDigm Group, Inc. (b)	2,406	678,829
		16,755,026
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc. (b)	6,936	455,002
Expeditors International of Washington, Inc.	6,319	372,063
FedEx Corp.	12,294	2,557,521
United Parcel Service, Inc. Class B	34,229	3,775,116
XPO Logistics, Inc. (a)	3,940	236,833
		7,396,535
Airlines - 0.4%
Alaska Air Group, Inc.	4,895	417,201
American Airlines Group, Inc.	9,500	479,180
Copa Holdings SA Class A	109	13,675
Southwest Airlines Co.	27,885	1,547,896
		2,457,952
Building Products - 0.4%
A.O. Smith Corp.	7,194	385,239
Allegion PLC	4,760	386,702
Armstrong World Industries, Inc. (a)	2,063	100,159
Fortune Brands Home & Security, Inc. (b)	7,213	473,678
Lennox International, Inc.	1,787	305,577
Masco Corp.	10,361	395,065
		2,046,420
Commercial Services & Supplies - 0.5%
Cintas Corp.	4,278	576,888
Clean Harbors, Inc. (a)	1,756	99,741
Copart, Inc. (a)	9,944	313,137
KAR Auction Services, Inc.	6,689	281,206
Rollins, Inc.	4,860	210,973
Waste Management, Inc.	18,097	1,359,990
		2,841,935
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	2,069	69,787
Electrical Equipment - 0.5%
Acuity Brands, Inc. (b)	1,480	299,922
AMETEK, Inc.	1,923	118,418
Emerson Electric Co.	4,544	270,868
Fortive Corp.	13,788	892,635
Hubbell, Inc. Class B	1,755	208,476
Rockwell Automation, Inc.	6,379	1,052,726
Sensata Technologies Holding BV (a)	4,129	186,300
		3,029,345
Industrial Conglomerates - 2.0%
3M Co.	28,766	5,786,856
General Electric Co.	75,199	1,925,846
Honeywell International, Inc.	22,021	2,997,499
Roper Technologies, Inc.	4,724	1,098,141
		11,808,342
Machinery - 2.2%
Allison Transmission Holdings, Inc.	6,508	246,002
Caterpillar, Inc.	25,545	2,910,853
Cummins, Inc.	2,532	425,123
Deere & Co.	15,799	2,026,696
Donaldson Co., Inc.	5,965	283,278
Dover Corp.	782	65,688
Gardner Denver Holdings, Inc.	1,955	44,887
Graco, Inc.	2,733	317,137
IDEX Corp.	3,538	412,319
Illinois Tool Works, Inc.	15,116	2,126,972
Ingersoll-Rand PLC	6,384	561,026
Lincoln Electric Holdings, Inc.	2,874	250,785
Middleby Corp. (a)	2,816	367,995
Nordson Corp.	2,853	362,331
Parker Hannifin Corp.	5,633	934,965
Snap-On, Inc. (b)	359	55,358
Stanley Black & Decker, Inc.	752	105,799
Toro Co.	5,272	374,786
WABCO Holdings, Inc. (a)	2,518	346,401
Wabtec Corp.	1,338	100,832
Xylem, Inc.	4,673	265,099
		12,584,332
Professional Services - 0.5%
Dun & Bradstreet Corp.	692	76,646
Equifax, Inc.	5,916	860,423
IHS Markit Ltd. (a)	11,039	514,969
Robert Half International, Inc.	6,180	279,645
TransUnion Holding Co., Inc. (a)	6,355	291,250
Verisk Analytics, Inc. (a)	7,452	650,262
		2,673,195
Road & Rail - 1.1%
CSX Corp.	39,233	1,935,756
J.B. Hunt Transport Services, Inc.	4,309	390,869
Landstar System, Inc.	2,124	176,611
Old Dominion Freight Lines, Inc.	1,842	176,666
Union Pacific Corp.	36,378	3,745,479
		6,425,381
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	279	11,043
Fastenal Co.	14,417	619,354
HD Supply Holdings, Inc. (a)	9,977	324,153
MSC Industrial Direct Co., Inc. Class A	855	60,885
United Rentals, Inc. (a)	4,155	494,279
Univar, Inc. (a)	4,991	154,921
W.W. Grainger, Inc.	2,455	409,347
Watsco, Inc.	1,528	230,377
		2,304,359

TOTAL INDUSTRIALS		70,392,609

INFORMATION TECHNOLOGY - 36.9%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	2,614	390,244
CommScope Holding Co., Inc. (a)	4,649	170,990
F5 Networks, Inc. (a)	3,199	386,279
Harris Corp.	1,590	182,007
Motorola Solutions, Inc.	806	73,088
Palo Alto Networks, Inc. (a)	4,418	582,204
		1,784,812
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	14,836	1,136,734
CDW Corp.	7,541	478,326
Cognex Corp.	4,107	390,411
Coherent, Inc. (a)	1,205	319,325
Corning, Inc.	2,562	74,657
Dell Technologies, Inc. (a)	10,137	651,505
FLIR Systems, Inc.	3,515	131,180
IPG Photonics Corp. (a)	1,794	273,836
National Instruments Corp.	4,304	177,067
Trimble, Inc. (a)	9,853	368,798
Universal Display Corp.	2,068	249,401
Zebra Technologies Corp. Class A (a)	2,617	266,201
		4,517,441
Internet Software & Services - 8.5%
Alphabet, Inc.:
Class A (a)	14,781	13,975,436
Class C (a)	15,004	13,961,222
CoStar Group, Inc. (a)	1,587	437,298
Facebook, Inc. Class A (a)	115,844	19,606,597
GoDaddy, Inc. (a)	3,807	163,625
IAC/InterActiveCorp (a)	3,451	361,078
LogMeIn, Inc.	1,629	189,697
Match Group, Inc. (a)(b)	1,762	32,157
Pandora Media, Inc. (a)(b)	11,084	99,202
Twitter, Inc. (a)	1,984	31,923
VeriSign, Inc. (a)(b)	4,413	446,463
Zillow Group, Inc.:
Class A (a)	1,652	75,050
Class C (a)(b)	3,648	164,744
		49,544,492
IT Services - 7.3%
Accenture PLC Class A	30,766	3,963,276
Alliance Data Systems Corp.	2,397	578,708
Automatic Data Processing, Inc.	22,209	2,640,872
Black Knight Financial Services, Inc. Class A (a)	1,370	58,225
Booz Allen Hamilton Holding Corp. Class A	6,694	229,604
Broadridge Financial Solutions, Inc.	5,834	442,567
Cognizant Technology Solutions Corp. Class A	29,012	2,011,112
CoreLogic, Inc. (a)	2,377	108,272
CSRA, Inc.	8,094	263,945
DST Systems, Inc.	318	17,458
DXC Technology Co.	14,038	1,100,298
Euronet Worldwide, Inc. (a)	2,527	244,133
Fidelity National Information Services, Inc.	9,307	848,985
First Data Corp. Class A (a)	18,414	343,605
Fiserv, Inc. (a)	10,561	1,357,089
FleetCor Technologies, Inc. (a)	4,562	693,698
Gartner, Inc. (a)	4,337	556,524
Genpact Ltd.	6,526	189,254
Global Payments, Inc.	7,472	705,133
IBM Corp.	29,301	4,238,976
Jack Henry & Associates, Inc.	3,907	419,299
MasterCard, Inc. Class A	46,731	5,972,222
Paychex, Inc.	16,000	925,600
PayPal Holdings, Inc. (a)	56,207	3,290,920
Sabre Corp.	7,826	173,189
Square, Inc. (a)	10,967	288,980
The Western Union Co.	23,343	461,024
Total System Services, Inc.	8,940	567,332
Vantiv, Inc. (a)	7,918	503,189
Visa, Inc. Class A	91,691	9,128,756
WEX, Inc. (a)	1,510	164,107
		42,486,352
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)(b)	40,867	556,200
Analog Devices, Inc.	17,964	1,419,336
Applied Materials, Inc.	53,604	2,375,193
Broadcom Ltd.	19,802	4,884,361
Cavium, Inc. (a)	3,213	199,013
Cypress Semiconductor Corp. (b)	1,301	18,474
KLA-Tencor Corp.	7,807	723,162
Lam Research Corp.	8,005	1,276,477
Maxim Integrated Products, Inc.	13,876	630,525
Microchip Technology, Inc. (b)	10,542	843,782
Micron Technology, Inc. (a)	39,264	1,104,104
Microsemi Corp. (a)	4,694	244,464
NVIDIA Corp.	28,214	4,585,057
NXP Semiconductors NV (a)	9,298	1,025,848
ON Semiconductor Corp. (a)	19,756	295,352
Qorvo, Inc. (a)	3,214	220,352
Skyworks Solutions, Inc.	9,121	956,519
Teradyne, Inc.	9,244	319,750
Texas Instruments, Inc.	49,514	4,029,449
Versum Materials, Inc.	480	16,925
Xilinx, Inc.	11,694	739,762
		26,464,105
Software - 8.6%
Activision Blizzard, Inc.	36,727	2,268,994
Adobe Systems, Inc. (a)	24,522	3,592,228
ANSYS, Inc. (a)	4,204	544,628
Atlassian Corp. PLC (a)	3,556	127,376
Autodesk, Inc. (a)	8,428	933,738
Cadence Design Systems, Inc. (a)	13,634	503,095
CDK Global, Inc.	6,669	438,687
Citrix Systems, Inc. (a)	7,421	586,111
Electronic Arts, Inc. (a)	14,881	1,737,208
Fortinet, Inc. (a)	7,319	270,144
Guidewire Software, Inc. (a)	1,365	98,498
Intuit, Inc.	12,066	1,655,576
Manhattan Associates, Inc. (a)	3,357	148,379
Microsoft Corp.	372,293	27,065,701
Oracle Corp.	11,488	573,596
Parametric Technology Corp. (a)	5,718	315,576
Red Hat, Inc. (a)	8,744	864,519
Salesforce.com, Inc. (a)	33,587	3,049,700
ServiceNow, Inc. (a)	8,316	918,502
Splunk, Inc. (a)	6,784	407,108
SS&C Technologies Holdings, Inc.	7,972	308,995
Symantec Corp.	30,740	952,633
Synopsys, Inc. (a)	675	51,685
Tableau Software, Inc. (a)	2,895	186,583
Take-Two Interactive Software, Inc. (a)	4,908	390,088
Tyler Technologies, Inc. (a)	1,728	296,888
Ultimate Software Group, Inc. (a)	1,429	322,540
VMware, Inc. Class A (a)(b)	3,554	329,491
Workday, Inc. Class A (a)	6,416	655,138
		49,593,405
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	259,001	38,521,210
NCR Corp. (a)	5,996	226,949
NetApp, Inc.	11,449	497,116
Western Digital Corp.	2,026	172,453
		39,417,728

TOTAL INFORMATION TECHNOLOGY		213,808,335

MATERIALS - 3.8%
Chemicals - 2.8%
Albemarle Corp. U.S.	999	115,684
Axalta Coating Systems (a)	10,679	336,389
Celanese Corp. Class A	4,119	396,124
E.I. du Pont de Nemours & Co.	43,150	3,547,362
Ecolab, Inc.	12,755	1,679,451
FMC Corp.	6,573	502,046
Huntsman Corp.	4,692	124,901
International Flavors & Fragrances, Inc.	3,892	518,337
LyondellBasell Industries NV Class A	7,127	642,071
Monsanto Co.	21,694	2,534,293
NewMarket Corp.	333	153,217
Platform Specialty Products Corp. (a)	4,706	65,931
PPG Industries, Inc.	11,850	1,247,213
Praxair, Inc.	12,490	1,625,698
RPM International, Inc.	5,989	310,649
Sherwin-Williams Co.	4,074	1,374,038
The Chemours Co. LLC	9,098	433,156
The Scotts Miracle-Gro Co. Class A	1,956	187,756
W.R. Grace & Co.	3,537	243,912
Westlake Chemical Corp.	823	57,906
		16,096,134
Construction Materials - 0.3%
Eagle Materials, Inc.	2,342	220,382
Martin Marietta Materials, Inc.	2,803	634,683
Vulcan Materials Co.	6,020	741,182
		1,596,247
Containers & Packaging - 0.6%
Aptargroup, Inc.	674	54,547
Ardagh Group SA	493	11,063
Avery Dennison Corp.	4,111	382,035
Ball Corp.	9,481	397,254
Berry Global Group, Inc. (a)	6,390	358,351
Crown Holdings, Inc. (a)	4,683	278,498
Graphic Packaging Holding Co.	10,489	138,350
International Paper Co.	18,637	1,024,662
Owens-Illinois, Inc. (a)	6,130	146,507
Packaging Corp. of America	4,644	508,425
Sealed Air Corp.	4,957	215,679
Silgan Holdings, Inc.	3,573	108,262
		3,623,633
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	13,065	191,010
Royal Gold, Inc.	1,172	101,566
Southern Copper Corp. (b)	3,470	136,510
Steel Dynamics, Inc.	1,658	58,710
		487,796

TOTAL MATERIALS		21,803,810

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	20,958	2,857,204
Boston Properties, Inc.	1,120	135,419
CoreSite Realty Corp.	1,629	176,877
Crown Castle International Corp.	19,964	2,007,979
CubeSmart	5,882	145,050
CyrusOne, Inc.	3,729	222,659
Digital Realty Trust, Inc.	5,540	638,984
Douglas Emmett, Inc.	6,115	233,960
DuPont Fabros Technology, Inc.	3,771	235,046
Equinix, Inc.	3,855	1,737,564
Equity Lifestyle Properties, Inc.	3,986	347,978
Extra Space Storage, Inc.	5,151	409,505
Federal Realty Investment Trust (SBI)	1,345	178,387
Gaming & Leisure Properties	3,241	122,964
Hudson Pacific Properties, Inc.	775	25,358
Iron Mountain, Inc.	11,467	417,743
Lamar Advertising Co. Class A	3,758	265,202
Outfront Media, Inc.	834	19,074
Public Storage	7,349	1,510,734
SBA Communications Corp. Class A (a)	5,913	813,333
Simon Property Group, Inc.	13,995	2,218,208
Tanger Factory Outlet Centers, Inc.	337	8,907
Taubman Centers, Inc.	1,408	80,073
		14,808,208
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	6,474	245,947

TOTAL REAL ESTATE		15,054,155

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	101,368	4,906,211
Zayo Group Holdings, Inc. (a)	9,339	306,226
		5,212,437
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	8,960	552,474

TOTAL TELECOMMUNICATION SERVICES		5,764,911

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	2,761	67,976
TOTAL COMMON STOCKS
(Cost $520,730,918)		576,315,008
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.8% 10/12/17 (c)
(Cost $499,200)	500,000	498,915
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.11% (d)	1,735,636	$1,735,983
Fidelity Securities Lending Cash Central Fund 1.11% (d)	8,925,737	8,926,629
TOTAL MONEY MARKET FUNDS
(Cost $10,662,612)		10,662,612
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $531,892,730)		587,476,535
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(8,863,910)
NET ASSETS - 100%		$578,612,625

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	Sept. 2017	$2,097,800	$6,647

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $162,646.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,749
Fidelity Securities Lending Cash Central Fund	9,988
Total	$26,737

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$105,956,999	$105,956,999	$--	$--
Consumer Staples	40,831,776	40,831,776	--	--
Energy	4,723,185	4,723,185	--	--
Financials	19,593,852	19,593,852	--	--
Health Care	78,317,400	78,317,400	--	--
Industrials	70,392,609	70,392,609	--	--
Information Technology	213,808,335	213,808,335	--	--
Materials	21,803,810	21,803,810	--	--
Real Estate	15,054,155	15,054,155	--	--
Telecommunication Services	5,764,911	5,764,911	--	--
Utilities	67,976	67,976	--	--
U.S. Government and Government Agency Obligations	498,915	--	498,915	--
Money Market Funds	10,662,612	10,662,612	--	--
Total Investments in Securities:	$587,476,535	$586,977,620	$498,915	$--
Derivative Instruments:
Assets
Futures Contracts	$6,647	$6,647	$--	$--
Total Assets	$6,647	$6,647	$--	$--
Total Derivative Instruments:	$6,647	$6,647	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $532,985,565. Net unrealized appreciation aggregated $54,490,970, of which $62,276,980 related to appreciated investment securities and $7,786,010 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017